UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 93.7% of Net Assets
NON-CONVERTIBLE BONDS – 90.1%
ABS Credit Card – 0.7%
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014		$113,710,000	$107,452,311
MBNA Credit Card Master Note Trust, Series 03A5, 4.150%, 9/19/2012	EUR	300,000	419,845

			107,872,156

Aerospace & Defense – 0.1%
Bombardier, Inc., 6.300%, 5/01/2014, 144A		1,590,000	1,391,250
Bombardier, Inc., 6.750%, 5/01/2012, 144A		200,000	188,000
Bombardier, Inc., 7.350%, 12/22/2026	CAD	6,785,000	4,433,306
Bombardier, Inc., 7.450%, 5/01/2034, 144A		13,464,000	10,232,640

			16,245,196

Airlines – 1.3%
American Airlines, Inc., Pass Through Trust, Series 1999-1, Class B, 7.324%, 4/15/2011		1,255,000	1,223,625
American Airlines, Inc., Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019		3,425,000	3,454,969
American Airlines, Inc., Pass Through Trust, Series 93A6, 8.040%, 9/16/2011		1,522,568	943,992
Continental Airlines, Inc., 9.000%, 7/08/2016		25,437,000	25,405,204
Continental Airlines, Inc., Series 1997-4B, 6.900%, 7/02/2018		3,692,144	2,806,030
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%, 9/15/2018		5,450,423	3,978,808
Continental Airlines, Inc., Series 1999-1B, 6.795%, 2/02/2020		7,089,025	5,174,989
Continental Airlines, Inc., Series 1999-1C, 6.954%, 2/02/2011		1,989,267	1,964,401
Continental Airlines, Inc., Series 1999-2, Class B, 7.566%, 9/15/2021		4,663,063	3,777,081
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707%, 10/02/2022		2,516,053	2,050,583
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		7,235,643	5,354,376
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703%, 12/15/2022		1,598,877	1,343,057
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		3,441,951	2,443,786
Continental Airlines, Inc., Series 2007-1, Class A, 5.983%, 4/19/2022		17,701,000	14,603,325
Continental Airlines, Inc., Series 2007-1, Class B, 6.903%, 4/19/2022		23,877,000	15,758,820
Continental Airlines, Inc., Series 96-A, Class B, 6.940%, 4/15/2015		254,073	223,584
Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016		7,149,873	6,291,889
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024		2,268,902	1,917,222
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		5,512,620	3,500,514
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		42,212,104	27,015,746
Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017		34,841,931	22,821,464
Qantas Airways Ltd., 5.125%, 6/20/2013, 144A		2,000,000	1,856,222
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		44,235,000	39,959,820

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Airlines – continued
United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024		$25,575,410	$19,693,065

			213,562,572

Automotive – 2.6%
Cummins, Inc., 6.750%, 2/15/2027		2,547,000	2,158,583
Cummins, Inc., 7.125%, 3/01/2028		3,000,000	2,402,073
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	9,800,000	11,616,994
FCE Bank PLC, EMTN, 7.125%, 1/15/2013	EUR	6,550,000	7,442,816
Ford Motor Co., 6.375%, 2/01/2029		1,195,000	645,300
Ford Motor Co., 6.500%, 8/01/2018		2,240,000	1,321,600
Ford Motor Co., 6.625%, 2/15/2028		500,000	270,000
Ford Motor Co., 6.625%, 10/01/2028		62,435,000	33,714,900
Ford Motor Co., 7.125%, 11/15/2025		1,960,000	1,078,000
Ford Motor Co., 7.450%, 7/16/2031		114,780,000	67,720,200
Ford Motor Co., 7.500%, 8/01/2026		795,000	429,300
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		66,163,000	63,857,286
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		13,765,000	11,067,500
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011		18,760,000	16,226,237
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009		500,000	495,714
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010		1,320,000	1,253,822
Ford Motor Credit Co. LLC, 8.000%, 6/01/2014		79,480,000	64,308,699
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		19,070,000	14,579,568
Ford Motor Credit Co. LLC, 8.625%, 11/01/2010		29,945,000	28,146,024
Ford Motor Credit Co. LLC, 9.750%, 9/15/2010		2,150,000	2,059,476
Ford Motor Credit Co. LLC, EMTN, 4.875%, 1/15/2010	EUR	12,200,000	16,259,022
GMAC LLC, 5.375%, 6/06/2011, 144A		61,815,000	52,542,750
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		6,041,000	4,651,570
Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016		14,150,000	14,291,500

			418,538,934

Banking – 5.4%
Associates Corp. NA, 6.950%, 11/01/2018		22,000,000	19,683,158
BAC Capital Trust VI, 5.625%, 3/08/2035		35,170,000	22,868,308
Bank of America Corp., 5.750%, 12/01/2017		18,695,000	16,646,551
Bank of America Corp., Series L, MTN, 7.375%, 5/15/2014		7,290,000	7,530,687
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	38,510,000,000	30,966,399
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	2,824,000,000	84,512,780
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	48,070,000,000	38,831,066
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	247,000,000	7,378,826
Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018		3,260,000	2,882,730
Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015		1,445,000	1,419,591
Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017		3,160,000	3,165,609
Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018		18,135,000	19,114,091
BNP Paribas SA, EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	274,980,870,000	20,586,861
Capital One Financial Corp., 6.150%, 9/01/2016		3,223,000	2,852,452
Citigroup, Inc., 5.000%, 9/15/2014		66,710,000	55,924,194
Citigroup, Inc., 5.850%, 12/11/2034		4,495,000	3,490,880
Citigroup, Inc., 5.875%, 2/22/2033		30,435,000	22,510,852
Citigroup, Inc., 5.875%, 5/29/2037		6,180,000	4,828,916

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Citigroup, Inc., 6.000%, 10/31/2033		$15,880,000	$11,849,910
Citigroup, Inc., 6.125%, 8/25/2036		2,625,000	1,954,748
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011		24,000	23,685
Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014		8,015,000	8,055,812
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		60,000	55,999
Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018		4,065,000	3,957,590
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		55,015,000	48,908,005
ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A		12,345,000	9,627,322
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	241,667,000	113,478,289
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	748,342,518,000	57,558,042
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	250,225,920,000	19,245,885
JPMorgan Chase & Co., Zero Coupon Bond, 4/12/2012, 144A	IDR	599,419,948,660	39,714,691
JPMorgan Chase London, EMTN, Zero Coupon Bond, 10/21/2010, 144A	IDR	153,708,294,250	12,731,850
Kaupthing Bank, 1/15/2010, 144A(b)		3,635,000	472,550
Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A(b)		52,942,000	6,882,460
Kaupthing Bank, Series E, 6.125%, 10/04/2016, 144A(b)		13,245,000	1,721,850
Kreditanstalt fuer Wiederaufbau, EMTN, 10.750%, 2/01/2010	ISK	95,000,000	573,465
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		9,710,000	7,499,567
Merrill Lynch & Co., Inc., 10.710%, 3/08/2017	BRL	100,400,000	45,089,053
Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018	EUR	4,887,000	4,581,715
Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018		8,660,000	8,015,315
Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017		3,605,000	3,191,362
Morgan Stanley, 4.750%, 4/01/2014		38,951,000	36,792,725
Morgan Stanley, 5.375%, 10/15/2015		900,000	881,866
Morgan Stanley, 6.750%, 4/15/2011		355,000	371,887
Morgan Stanley, 7.300%, 5/13/2019		21,300,000	22,087,035
Morgan Stanley, EMTN, 5.450%, 1/09/2017		295,000	275,466
Morgan Stanley, GMTN, 5.125%, 11/30/2015	GBP	7,500,000	11,299,251
Morgan Stanley, MTN, 6.250%, 8/09/2026		800,000	745,608
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		12,195,000	11,701,834
Rabobank Nederland, EMTN, 10.250%, 9/10/2009, 144A	ISK	4,660,000,000	27,412,313

			881,951,101

Brokerage – 0.0%
Jefferies Group, Inc., 8.500%, 7/15/2019		5,915,000	5,867,514

Building Materials – 0.8%
Masco Corp., 0.939%, 3/12/2010(c)		9,360,000	9,028,431
Masco Corp., 4.800%, 6/15/2015		4,805,000	3,776,634
Masco Corp., 5.850%, 3/15/2017		1,345,000	1,074,389
Masco Corp., 6.125%, 10/03/2016		14,573,000	12,235,432
Masco Corp., 6.500%, 8/15/2032		1,705,000	1,159,115
Owens Corning, Inc., 6.500%, 12/01/2016		24,785,000	21,725,614
Owens Corning, Inc., 7.000%, 12/01/2036		51,180,000	36,272,853
USG Corp., 6.300%, 11/15/2016		34,370,000	25,433,800
USG Corp., 9.250%, 1/15/2018		17,605,000	14,964,250

			125,670,518

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Chemicals – 0.6%
Borden, Inc., 7.875%, 2/15/2023		$30,054,000	$8,415,120
Borden, Inc., 8.375%, 4/15/2016		2,886,000	808,080
Borden, Inc., 9.200%, 3/15/2021		11,305,000	3,165,400
Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A		51,205,000	53,417,773
Hercules, Inc., 6.500%, 6/30/2029		19,619,000	10,594,260
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		2,450,000	1,102,500
Methanex Corp., 6.000%, 8/15/2015		10,565,000	8,132,060
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028		9,415,000	8,021,025
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018		9,095,000	8,367,400

			102,023,618

Construction Machinery – 1.3%
Caterpillar Financial Services Corp., MTN, 5.450%, 4/15/2018		15,390,000	14,652,111
Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014		138,315,000	147,539,366
Caterpillar Financial Services Corp., Series F, MTN, 5.850%, 9/01/2017		4,155,000	4,230,613
Joy Global, Inc., 6.625%, 11/15/2036		1,975,000	1,590,736
Toro Co., 6.625%, 5/01/2037(d)		27,030,000	19,645,026
United Rentals North America, Inc., 7.000%, 2/15/2014		26,139,000	21,368,632
United Rentals North America, Inc., 7.750%, 11/15/2013		2,335,000	2,008,100

			211,034,584

Consumer Cyclical Services – 0.9%
Western Union Co. (The), 6.200%, 11/17/2036		154,180,000	145,288,594

Consumer Products – 0.2%
Snap-on, Inc., 5.850%, 3/01/2014		6,130,000	6,201,427
Snap-on, Inc., 6.700%, 3/01/2019		7,210,000	7,173,705
Whirlpool Corp., 8.000%, 5/01/2012		14,465,000	14,970,913
Whirlpool Corp., 8.600%, 5/01/2014		8,680,000	9,070,600

			37,416,645

Distributors – 0.0%
EQT Corp., 8.125%, 6/01/2019		1,775,000	1,899,903
ONEOK, Inc., 6.000%, 6/15/2035		3,805,000	3,189,271

			5,089,174

Diversified Manufacturing – 0.2%
Textron, Inc., 3.875%, 3/11/2013	EUR	10,300,000	11,398,367
Textron, Inc., 5.600%, 12/01/2017		4,615,000	3,725,265
Textron, Inc., EMTN, 6.625%, 4/07/2020	GBP	18,513,000	21,551,783

			36,675,415

Electric – 3.4%
AES Corp. (The), 7.750%, 3/01/2014		4,875,000	4,619,063
AES Corp. (The), 8.375%, 3/01/2011(d)	GBP	2,090,000	3,283,736
AES Ironwood LLC, 8.857%, 11/30/2025		13,294,361	11,499,622
AES Red Oak LLC, Series A, 8.540%, 11/30/2019		1,647,102	1,474,156
Bruce Mansfield Unit, 6.850%, 6/01/2034(d)		95,219,000	73,246,264
CE Generation LLC, 7.416%, 12/15/2018		5,129,078	4,795,687
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036		64,200,000	55,933,351
Commonwealth Edison Co., 4.750%, 12/01/2011(d)		201,000	181,322

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Electric – continued
Dominion Resources, Inc., 5.950%, 6/15/2035		$5,980,000	$5,704,430
Dynegy Holdings, Inc., 7.125%, 5/15/2018		5,295,000	3,600,600
Dynegy Holdings, Inc., 7.625%, 10/15/2026		11,835,000	7,337,700
Dynegy Holdings, Inc., 7.750%, 6/01/2019		1,504,000	1,171,240
Dynegy Holdings, Inc., 8.375%, 5/01/2016		2,000,000	1,695,000
Edison Mission Energy, 7.625%, 5/15/2027		23,200,000	14,848,000
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027		11,581,000	12,229,849
Enersis SA, 7.400%, 12/01/2016		4,250,000	4,556,302
Illinois Power Co., 6.250%, 4/01/2018		3,105,000	2,940,528
ITC Holdings Corp., 5.875%, 9/30/2016, 144A		25,460,000	24,099,545
ITC Holdings Corp., 6.375%, 9/30/2036, 144A		37,955,000	31,829,974
MidAmerican Energy Holdings Co., 6.125%, 4/01/2036		6,540,000	6,464,646
MidAmerican Energy Holdings Co., 6.500%, 9/15/2037		54,485,000	56,546,930
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027		23,775,000	11,471,438
NiSource Finance Corp., 5.400%, 7/15/2014		2,230,000	2,110,066
NiSource Finance Corp., 6.150%, 3/01/2013		2,626,000	2,610,320
NiSource Finance Corp., 6.400%, 3/15/2018		57,010,000	52,306,276
NiSource Finance Corp., 6.800%, 1/15/2019		1,235,000	1,157,310
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A		1,518,290	1,496,760
Quezon Power Philippines Co., 8.860%, 6/15/2017		5,591,250	4,976,213
Salton Sea Funding Corp., Series E, 8.300%, 5/30/2011		1,302,006	1,298,452
Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018		213,027	202,793
Southern California Edison Co., 7.625%, 1/15/2010		2,000,000	2,057,152
SP Powerassets Ltd., EMTN, 3.730%, 10/22/2010	SGD	1,000,000	700,764
Toledo Edison Co., 6.150%, 5/15/2037		13,195,000	12,420,651
TXU Corp., Series P, 5.550%, 11/15/2014		62,501,000	39,464,381
TXU Corp., Series Q, 6.500%, 11/15/2024		139,736,000	70,019,055
TXU Corp., Series R, 6.550%, 11/15/2034		8,271,000	3,976,358
White Pine Hydro LLC, 6.310%, 7/10/2017(d)		9,175,000	7,786,749
White Pine Hydro LLC, 6.960%, 7/10/2037(d)		14,695,000	10,442,825
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(d)		5,000,000	4,342,530

			556,898,038

Entertainment – 0.3%
Time Warner, Inc., 6.500%, 11/15/2036		30,000	26,271
Time Warner, Inc., 6.625%, 5/15/2029		15,000	13,564
Time Warner, Inc., 7.625%, 4/15/2031		10,000	9,722
Viacom, Inc., Class B, 6.875%, 4/30/2036		58,600,000	53,988,707

			54,038,264

Food & Beverage – 1.7%
Anheuser-Busch Cos., Inc., 5.375%, 11/15/2014, 144A		124,915,000	126,029,117
Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037		55,000	51,231
Anheuser-Busch Cos., Inc., 6.500%, 5/01/2042		15,000	13,325
Aramark Services, Inc., 5.000%, 6/01/2012		2,115,000	1,914,075
Corn Products International, Inc., 6.625%, 4/15/2037		31,590,000	25,139,733
Kraft Foods, Inc., 6.500%, 8/11/2017		42,708,000	44,981,261
Kraft Foods, Inc., 6.500%, 11/01/2031		14,990,000	14,883,541
Kraft Foods, Inc., 7.000%, 8/11/2037		36,985,000	39,057,898

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Food & Beverage – continued
Sara Lee Corp., 6.125%, 11/01/2032	$18,615,000	$16,630,269

		268,700,450

Government Owned - No Guarantee – 0.1%
DP World Ltd., 6.850%, 7/02/2037, 144A	24,185,000	16,083,025

Health Insurance – 1.2%
CIGNA Corp., 6.150%, 11/15/2036	20,530,000	14,699,644
CIGNA Corp., 6.350%, 3/15/2018	2,500,000	2,212,928
WellPoint, Inc., 6.375%, 6/15/2037	191,190,000	175,298,096

		192,210,668

Healthcare – 3.6%
Boston Scientific Corp., 5.450%, 6/15/2014	3,725,000	3,427,000
Boston Scientific Corp., 6.400%, 6/15/2016	14,330,000	13,326,900
Boston Scientific Corp., 7.000%, 11/15/2035	22,142,000	17,935,020
HCA, Inc., 5.750%, 3/15/2014	13,400,000	10,720,000
HCA, Inc., 6.250%, 2/15/2013	7,800,000	6,825,000
HCA, Inc., 6.300%, 10/01/2012	2,500,000	2,293,750
HCA, Inc., 6.375%, 1/15/2015	17,380,000	14,121,250
HCA, Inc., 6.500%, 2/15/2016	63,735,000	51,466,012
HCA, Inc., 6.750%, 7/15/2013	3,045,000	2,679,600
HCA, Inc., 7.050%, 12/01/2027	26,685,000	16,252,766
HCA, Inc., 7.190%, 11/15/2015	20,005,000	15,415,993
HCA, Inc., 7.500%, 12/15/2023	25,974,000	16,918,736
HCA, Inc., 7.500%, 11/06/2033	19,830,000	11,303,100
HCA, Inc., 7.690%, 6/15/2025	65,763,000	40,385,519
HCA, Inc., 8.360%, 4/15/2024	41,434,000	27,354,644
HCA, Inc., MTN, 7.580%, 9/15/2025	18,303,000	11,269,688
HCA, Inc., MTN, 7.750%, 7/15/2036	11,606,000	6,899,233
Hospira, Inc., 6.050%, 3/30/2017	15,175,000	14,819,844
Medco Health Solutions, Inc., 7.125%, 3/15/2018	250,270,000	263,553,331
Owens & Minor, Inc., 6.350%, 4/15/2016(d)	4,710,000	4,121,325
Tenet Healthcare Corp., 6.500%, 6/01/2012	3,660,000	3,626,288
Tenet Healthcare Corp., 6.875%, 11/15/2031	30,578,000	18,346,800
Tenet Healthcare Corp., 7.375%, 2/01/2013	2,236,000	2,012,400
Tenet Healthcare Corp., 9.250%, 2/01/2015	560,000	512,400

		575,586,599

Home Construction – 1.5%
Centex Corp., 5.250%, 6/15/2015	5,180,000	4,467,750
D.R. Horton, Inc., 5.250%, 2/15/2015	70,965,000	58,900,950
D.R. Horton, Inc., 5.625%, 9/15/2014	7,235,000	6,185,925
D.R. Horton, Inc., 5.625%, 1/15/2016	26,345,000	21,602,900
D.R. Horton, Inc., 6.500%, 4/15/2016	1,975,000	1,688,625
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	6,430,000	3,279,300
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	19,270,000	9,635,000
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	6,249,000	3,249,480
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	4,050,000	2,106,000
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,650,000	808,500
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013	2,865,000	1,346,550

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Home Construction – continued
K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012		$1,690,000	$1,047,800
KB Home, 5.875%, 1/15/2015		895,000	756,275
Lennar Corp., Series B, 5.125%, 10/01/2010		3,495,000	3,355,200
Lennar Corp., Series B, 5.500%, 9/01/2014		22,940,000	18,352,000
Lennar Corp., Series B, 5.600%, 5/31/2015		9,282,000	7,309,575
Lennar Corp., Series B, 6.500%, 4/15/2016		40,845,000	32,676,000
Pulte Homes, Inc., 5.200%, 2/15/2015		6,800,000	5,678,000
Pulte Homes, Inc., 6.000%, 2/15/2035		63,855,000	41,505,750
Pulte Homes, Inc., 6.375%, 5/15/2033		17,240,000	11,378,400
Toll Brothers Finance Corp., 5.150%, 5/15/2015		8,100,000	7,171,562
Toll Corp., 8.250%, 12/01/2011		1,850,000	1,850,000

			244,351,542

Independent Energy – 1.6%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		50,010,000	49,341,066
Anadarko Petroleum Corp., 6.450%, 9/15/2036		80,585,000	72,439,146
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	5,925,000	7,314,456
Chesapeake Energy Corp., 6.500%, 8/15/2017		2,615,000	2,196,600
Chesapeake Energy Corp., 6.875%, 11/15/2020		13,805,000	11,113,025
Connacher Oil & Gas Ltd., 10.250%, 12/15/2015, 144A		20,226,000	12,236,730
Connacher Oil & Gas Ltd., 11.750%, 7/15/2014, 144A		3,640,000	3,494,400
Penn Virginia Corp., 10.375%, 6/15/2016		2,500,000	2,543,750
Pioneer Natural Resources Co., 5.875%, 7/15/2016		10,275,000	8,859,444
Pioneer Natural Resources Co., 6.875%, 5/01/2018		2,125,000	1,851,266
Pioneer Natural Resources Co., 7.200%, 1/15/2028		8,782,000	6,870,510
Questar Market Resources, Inc., 6.800%, 4/01/2018		51,955,000	48,953,300
Talisman Energy, Inc., 5.850%, 2/01/2037		12,190,000	10,404,628
Talisman Energy, Inc., 6.250%, 2/01/2038		32,560,000	29,325,880
XTO Energy, Inc., 6.100%, 4/01/2036		2,165,000	2,098,234

			269,042,435

Industrial Other – 0.1%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013		3,590,000	3,078,425
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A		26,410,000	19,015,200

			22,093,625

Integrated Energy – 0.0%
PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A		1,452,491	1,467,016

Life Insurance – 0.4%
Lincoln National Corp., 8.750%, 7/01/2019		15,000,000	15,127,095
Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A		57,985,000	39,745,470

			54,872,565

Local Authorities – 0.8%
Ontario Hydro, Zero Coupon Bond, 11/27/2020	CAD	1,507,000	732,647
Province of Alberta, 5.930%, 9/16/2016	CAD	17,221,875	16,529,683
Province of British Columbia, 5.750%, 1/09/2012	CAD	730,000	686,940
Province of Ontario, 4.400%, 12/02/2011	CAD	760,000	692,282

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Local Authorities – continued
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(d)		$178,970,000	$110,734,108

			129,375,660

Media Cable – 2.5%
Comcast Corp., 5.500%, 3/15/2011		3,000,000	3,121,608
Comcast Corp., 5.650%, 6/15/2035		71,195,000	65,205,792
Comcast Corp., 6.450%, 3/15/2037		53,020,000	52,253,278
Comcast Corp., 6.500%, 11/15/2035		23,100,000	23,351,628
Comcast Corp., 6.950%, 8/15/2037		192,208,000	200,411,245
CSC Holdings, Inc., 7.875%, 2/15/2018		1,550,000	1,451,188
CSC Holdings, Inc., 8.500%, 4/15/2014, 144A		15,000,000	14,868,750
Shaw Communications, Inc., 5.700%, 3/02/2017	CAD	12,775,000	10,909,629
Shaw Communications, Inc., 7.500%, 11/20/2013	CAD	275,000	262,259
Time Warner Cable, Inc., 6.750%, 7/01/2018		26,541,000	27,644,283
Virgin Media Finance PLC, 9.125%, 8/15/2016		1,700,000	1,636,250
Virgin Media Finance PLC, 9.750%, 4/15/2014	GBP	6,605,000	10,105,885

			411,221,795

Media Non-Cable – 0.5%
News America, Inc., 6.150%, 3/01/2037		54,025,000	45,820,277
News America, Inc., 6.200%, 12/15/2034		17,785,000	15,182,983
News America, Inc., 6.400%, 12/15/2035		29,275,000	25,622,505
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013(b)		4,713,000	217,976
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013(b)		2,840,000	131,350
R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016(b)		927,000	44,033
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017(b)		3,564,000	169,290

			87,188,414

Metals & Mining – 0.8%
Alcoa, Inc., 5.550%, 2/01/2017		650,000	548,957
Alcoa, Inc., 5.720%, 2/23/2019		11,557,000	9,166,885
Alcoa, Inc., 6.750%, 7/15/2018		1,275,000	1,131,156
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		13,180,000	7,380,800
ArcelorMittal, 5.375%, 6/01/2013		10,190,000	9,759,850
ArcelorMittal, 6.125%, 6/01/2018		90,000	78,750
ArcelorMittal USA Partnership, 9.750%, 4/01/2014		15,477,000	16,215,872
Newmont Mining Corp., 5.875%, 4/01/2035		5,621,000	5,248,665
Rio Tinto Alcan, Inc., 5.750%, 6/01/2035		1,840,000	1,334,234
Rio Tinto Finance (USA) Ltd., 8.950%, 5/01/2014		35,015,000	38,910,279
Teck Resources Ltd., 10.250%, 5/15/2016, 144A		1,730,000	1,812,175
Teck Resources Ltd., 10.750%, 5/15/2019, 144A		1,000,000	1,075,000
United States Steel Corp., 6.050%, 6/01/2017		11,175,000	9,531,090
United States Steel Corp., 6.650%, 6/01/2037		9,625,000	7,271,938
United States Steel Corp., 7.000%, 2/01/2018		23,520,000	20,432,694

			129,898,345

Mortgage Related – 0.0%
FHLMC, 5.000%, 12/01/2031		295,215	302,271

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Non-Captive Consumer – 3.2%
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017		$322,970,000		$174,882,442
Residential Capital LLC, 8.375%, 6/30/2010		5,000		3,650
SLM Corp., 6.000%, 12/15/2043		150,125	(††)	2,227,479
SLM Corp., EMTN, 4.750%, 3/17/2014	EUR	9,200,000		9,034,349
SLM Corp., MTN, 5.050%, 11/14/2014		27,310,000		21,129,747
SLM Corp., MTN, 5.125%, 8/27/2012		2,665,000		2,279,532
SLM Corp., Series A, MTN, 4.500%, 7/26/2010		10,300,000		9,733,500
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		73,175,000		59,188,111
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		53,696,000		40,272,000
SLM Corp., Series A, MTN, 5.000%, 6/15/2018		22,998,000		15,256,413
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		28,262,000		23,610,131
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		31,385,000		25,224,438
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		1,785,000		1,605,411
SLM Corp., Series A, MTN, 5.625%, 8/01/2033		38,535,000		22,735,650
SLM Corp., Series A, MTN, 6.500%, 6/15/2010(d)(e)	NZD	8,020,000		4,731,463
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		127,410,000		108,997,344

				520,911,660

Non-Captive Diversified – 6.1%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		8,328,000		4,824,319
CIT Group, Inc., 4.750%, 12/15/2010		130,000		102,051
CIT Group, Inc., 5.400%, 2/13/2012		962,000		656,565
CIT Group, Inc., 5.400%, 1/30/2016		476,000		268,782
CIT Group, Inc., 5.500%, 12/01/2014	GBP	29,029,000		24,356,834
CIT Group, Inc., 5.600%, 4/27/2011		7,206,000		5,403,369
CIT Group, Inc., 5.800%, 10/01/2036		5,017,000		2,784,435
CIT Group, Inc., 5.850%, 9/15/2016		10,000		5,646
CIT Group, Inc., 12.000%, 12/18/2018, 144A		181,625,000		88,088,125
CIT Group, Inc., EMTN, 3.800%, 11/14/2012	EUR	21,270,000		17,903,161
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	21,250,000		14,905,273
CIT Group, Inc., EMTN, 5.000%, 5/13/2014	EUR	6,450,000		4,795,640
CIT Group, Inc., EMTN, 5.500%, 12/20/2016	GBP	16,050,000		13,202,726
CIT Group, Inc., GMTN, 4.250%, 2/01/2010		85,000		76,312
CIT Group, Inc., GMTN, 4.250%, 9/22/2011	EUR	25,450,000		24,634,733
CIT Group, Inc., GMTN, 5.000%, 2/13/2014		5,817,000		3,454,495
CIT Group, Inc., GMTN, 5.000%, 2/01/2015		476,000		280,368
CIT Group, Inc., MTN, 4.250%, 3/17/2015	EUR	29,370,000		21,012,857
CIT Group, Inc., MTN, 5.125%, 9/30/2014		4,107,000		2,420,797
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		165,000		80,025
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		807,000		455,326
CIT Group, Inc., Series A, MTN, 7.625%, 11/30/2012		105,438,000		72,198,249
GATX Corp., 8.750%, 5/15/2014		24,795,000		26,067,207
General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012	AUD	44,525,000		35,884,157
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016	NZD	89,985,000		51,215,568
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	15,000,000		8,884,217

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	150,000,000	$90,910,315
General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014	NZD	3,500,000	2,114,822
General Electric Capital Corp., Series A, MTN, 1.431%, 5/13/2024(c)		22,590,000	13,868,972
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015	NZD	266,643,000	149,745,888
GMAC LLC, 4.750%, 9/14/2009, 144A		10,727,000	10,432,008
GMAC LLC, 5.750%, 9/27/2010, 144A		7,263,000	6,609,330
GMAC LLC, 6.000%, 12/15/2011, 144A		52,305,000	44,720,775
GMAC LLC, 6.625%, 12/17/2010, 144A		464,000	417,600
GMAC LLC, 6.625%, 5/15/2012, 144A		20,461,000	17,084,935
GMAC LLC, 6.750%, 12/01/2014, 144A		30,190,000	23,699,150
GMAC LLC, 6.875%, 9/15/2011, 144A		5,664,000	4,956,000
GMAC LLC, 6.875%, 8/28/2012, 144A		4,229,000	3,531,215
GMAC LLC, 6.875%, 8/28/2012		10,000	8,150
GMAC LLC, 7.000%, 2/01/2012, 144A		10,637,000	9,020,176
GMAC LLC, 7.250%, 3/02/2011, 144A		25,000	22,875
GMAC LLC, 7.500%, 12/31/2013, 144A		23,588,000	18,280,700
GMAC LLC, 8.000%, 12/31/2018, 144A		44,981,000	28,562,935
GMAC LLC, 8.000%, 11/01/2031, 144A		35,442,000	24,809,400
International Lease Finance Corp., 4.750%, 7/01/2009		365,000	365,000
International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010		120,000	107,807
iStar Financial, Inc., 5.150%, 3/01/2012		52,875,000	26,701,875
iStar Financial, Inc., 5.375%, 4/15/2010		6,905,000	5,869,250
iStar Financial, Inc., 5.500%, 6/15/2012		3,865,000	1,961,488
iStar Financial, Inc., 5.650%, 9/15/2011		30,335,000	17,594,300
iStar Financial, Inc., 5.800%, 3/15/2011		5,305,000	3,209,525
iStar Financial, Inc., 5.850%, 3/15/2017		6,565,000	2,626,000
iStar Financial, Inc., 5.875%, 3/15/2016		11,605,000	4,642,000
iStar Financial, Inc., 6.050%, 4/15/2015		5,655,000	2,262,000
iStar Financial, Inc., 8.625%, 6/01/2013		46,795,000	24,333,400
iStar Financial, Inc., Series B, 5.125%, 4/01/2011		2,330,000	1,351,400
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		7,645,000	3,210,900
iStar Financial, Inc., Series B, 5.950%, 10/15/2013		60,205,000	26,339,687

			993,331,115

Oil Field Services – 2.5%
Nabors Industries, Inc., 6.150%, 2/15/2018		15,693,000	15,064,668
Nabors Industries, Inc., 9.250%, 1/15/2019, 144A		184,360,000	212,562,840
North American Energy Partners, Inc., 8.750%, 12/01/2011		12,685,000	11,035,950
Weatherford International Ltd., 6.500%, 8/01/2036		25,600,000	23,167,769
Weatherford International Ltd., 6.800%, 6/15/2037		4,250,000	3,993,109
Weatherford International Ltd., 7.000%, 3/15/2038		13,670,000	13,162,146
Weatherford International Ltd., 9.625%, 3/01/2019		106,980,000	125,852,021

			404,838,503

Packaging – 0.2%
OI European Group BV, 6.875%, 3/31/2017, 144A	EUR	3,450,000	4,210,652

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Packaging – continued
Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014	EUR	2,500,000	$3,156,411
Owens-Illinois, Inc., 7.800%, 5/15/2018		18,644,000	17,595,275

			24,962,338

Paper – 2.5%
Georgia-Pacific LLC, 7.250%, 6/01/2028		25,907,000	19,365,482
Georgia-Pacific LLC, 7.375%, 12/01/2025		31,317,000	24,270,675
Georgia-Pacific LLC, 7.700%, 6/15/2015		470,000	439,450
Georgia-Pacific LLC, 7.750%, 11/15/2029		80,840,000	63,257,300
Georgia-Pacific LLC, 8.000%, 1/15/2024		21,284,000	18,091,400
Georgia-Pacific LLC, 8.875%, 5/15/2031		27,237,000	23,560,005
International Paper Co., 7.950%, 6/15/2018		216,710,000	209,069,022
International Paper Co., 8.700%, 6/15/2038		10,392,000	9,270,599
Jefferson Smurfit Corp., 7.500%, 6/01/2013(b)		5,540,000	2,042,875
Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017(b)		1,115,000	412,550
Stone Container Finance, 7.375%, 7/15/2014(b)		90,000	41,175
Westvaco Corp., 7.950%, 2/15/2031		24,586,000	21,707,029
Westvaco Corp., 8.200%, 1/15/2030		23,594,000	20,843,058

			412,370,620

Pharmaceuticals – 1.1%
Astrazeneca PLC, 6.450%, 9/15/2037		44,555,000	49,392,024
Elan Financial PLC, 7.750%, 11/15/2011		72,911,000	67,442,675
Elan Financial PLC, 8.875%, 12/01/2013		58,330,000	53,371,950

			170,206,649

Pipelines – 2.5%
Colorado Interstate Gas Co., 5.950%, 3/15/2015		1,099,000	1,079,640
Colorado Interstate Gas Co., 6.800%, 11/15/2015		20,000	20,546
DCP Midstream LP, 6.450%, 11/03/2036, 144A		27,325,000	21,858,579
El Paso Corp., 6.950%, 6/01/2028		12,209,000	9,185,844
El Paso Corp., 7.420%, 2/15/2037		2,045,000	1,573,658
El Paso Corp., 7.750%, 1/15/2032		1,500,000	1,221,032
El Paso Corp., MTN, 7.800%, 8/01/2031		1,000,000	815,709
Energy Transfer Partners LP, 6.125%, 2/15/2017		7,325,000	7,277,138
Energy Transfer Partners LP, 6.625%, 10/15/2036		11,435,000	11,172,795
Enterprise Products Operating LLP, 6.300%, 9/15/2017		25,030,000	25,154,149
Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A		7,500,000	8,243,130
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035		843,000	711,645
Kinder Morgan Finance Co., 5.700%, 1/05/2016		14,210,000	12,185,075
Knight, Inc., Senior Note, 5.150%, 3/01/2015		15,415,000	13,372,512
Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014(d)		60,360,000	60,243,505
NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A		116,405,000	122,016,187
ONEOK Partners LP, 6.650%, 10/01/2036		9,450,000	8,712,985
Plains All American Pipeline LP, 6.125%, 1/15/2017		28,845,000	27,813,532
Plains All American Pipeline LP, 6.650%, 1/15/2037		62,130,000	57,641,170
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028		5,290,000	5,040,915
Williams Cos., Inc. (The), 7.500%, 1/15/2031		6,655,000	5,856,400

			401,196,146

Property & Casualty Insurance – 1.1%
Allstate Corp., 5.950%, 4/01/2036		7,790,000	6,801,885

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Property & Casualty Insurance – continued
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014		$46,320,000	$45,092,891
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015		34,729,000	33,087,325
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033		51,522,000	40,772,604
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019		7,990,000	8,991,299
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A		8,600,000	3,268,000
St. Paul Travelers Co., Inc., 6.750%, 6/20/2036		6,850,000	7,425,825
Travelers Cos., Inc. (The), MTN, 6.250%, 6/15/2037		19,785,000	20,490,157
Travelers Property Casualty Corp., 6.375%, 3/15/2033		1,000,000	1,048,667
White Mountains RE Group, 6.375%, 3/20/2017, 144A		75,000	58,839
Willis North America, Inc., 6.200%, 3/28/2017		12,000,000	10,626,984

			177,664,476

Railroads – 0.4%
Canadian Pacific Railway Co., 5.750%, 3/15/2033		3,830,000	3,087,367
Canadian Pacific Railway Co., 5.950%, 5/15/2037		24,475,000	20,032,959
CSX Corp., 6.250%, 3/15/2018		5,000,000	5,042,760
CSX Corp., MTN, 6.000%, 10/01/2036		41,249,000	37,364,788
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)		7,944,000	3,972,000
Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(d)		63,300	42,569

			69,542,443

Refining – 0.0%
Valero Energy Corp., 6.625%, 6/15/2037		1,782,000	1,520,260

REITs – 1.1%
Camden Property Trust, 5.700%, 5/15/2017		40,075,000	35,626,675
Colonial Realty LP, 6.050%, 9/01/2016		3,980,000	3,137,275
Duke Realty LP, 5.950%, 2/15/2017		5,720,000	4,433,961
ERP Operating LP, 5.125%, 3/15/2016		4,680,000	4,292,014
ERP Operating LP, 5.375%, 8/01/2016		3,000,000	2,759,805
First Industrial LP, 5.950%, 5/15/2017		7,750,000	4,553,458
Highwoods Properties, Inc., 5.850%, 3/15/2017		57,890,000	46,103,017
Highwoods Properties, Inc., 7.500%, 4/15/2018		5,640,000	4,880,332
ProLogis, 5.625%, 11/15/2015		4,315,000	3,421,389
ProLogis, 5.625%, 11/15/2016		2,155,000	1,656,540
ProLogis, 5.750%, 4/01/2016		2,175,000	1,714,339
Simon Property Group LP, 5.000%, 3/01/2012		200,000	199,372
Simon Property Group LP, 5.250%, 12/01/2016		4,505,000	4,001,715
Simon Property Group LP, 5.750%, 5/01/2012		150,000	152,404
Simon Property Group LP, 5.750%, 12/01/2015		9,032,000	8,318,319
Simon Property Group LP, 5.875%, 3/01/2017		3,145,000	2,887,572
Simon Property Group LP, 6.125%, 5/30/2018		1,690,000	1,571,977
Simon Property Group LP, 6.750%, 5/15/2014		28,000,000	28,134,512
Simon Property Group LP, 10.350%, 4/01/2019		10,965,000	12,458,806

			170,303,482

Restaurants – 0.0%
McDonald’s Corp., EMTN, 3.628%, 10/10/2010	SGD	3,750,000	2,630,284

Retailers – 3.6%
Dillard’s, Inc., 6.625%, 1/15/2018		1,920,000	1,075,200

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Retailers – continued
Dillard’s, Inc., 7.000%, 12/01/2028		$4,680,000		$2,269,800
Dillard’s, Inc., 7.130%, 8/01/2018		1,740,000		983,100
Dillard’s, Inc., 7.750%, 7/15/2026		7,182,000		3,411,450
Dillard’s, Inc., 7.750%, 5/15/2027		1,000,000		475,000
Foot Locker, Inc., 8.500%, 1/15/2022		14,269,000		12,414,030
Home Depot, Inc. (The), 5.400%, 3/01/2016		889,000		887,419
Home Depot, Inc. (The), 5.875%, 12/16/2036		170,350,000		150,293,672
J.C. Penney Corp., Inc., 5.750%, 2/15/2018		5,160,000		4,528,767
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		98,218,000		72,692,910
J.C. Penney Corp., Inc., 7.125%, 11/15/2023		2,798,000		2,469,305
J.C. Penney Corp., Inc., 7.400%, 4/01/2037		4,655,000		3,673,749
J.C. Penney Corp., Inc., 7.625%, 3/01/2097		5,580,000		3,737,657
Lowe’s Cos., Inc., 5.500%, 10/15/2035		1,470,000		1,344,334
Lowe’s Cos., Inc., 6.650%, 9/15/2037		54,235,000		59,151,132
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		36,772,000		24,999,150
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027		14,133,000		9,790,763
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029		2,098,000		1,472,353
Macy’s Retail Holdings, Inc., 8.875%, 7/15/2015		1,485,000		1,437,051
Marks & Spencer PLC, 7.125%, 12/01/2037, 144A		9,245,000		6,843,953
Target Corp., 6.500%, 10/15/2037		10,959,000		11,085,631
Target Corp., 7.000%, 1/15/2038		165,968,000		176,896,495
Toys R Us, Inc., 7.375%, 10/15/2018		39,965,000		28,574,975
Toys R Us, Inc., 7.875%, 4/15/2013		11,255,000		9,397,925

				589,905,821

Sovereigns – 5.2%
Indonesia Treasury Bond, 9.500%, 7/15/2023	IDR	10,000,000,000		822,154
Indonesia Treasury Bond, 10.250%, 7/15/2027	IDR	25,000,000,000		2,075,214
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	145,156,000,000		12,814,441
Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024	IDR	498,832,000,000		41,838,945
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	378,003,000,000		27,370,713
Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016	MXN	5,258,000	(†††)	38,362,148
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	28,585,700	(†††)	208,603,485
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	4,557,000	(†††)	37,209,026
Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040		44,000		39,974
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	110,620,000		93,005,434
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	15,305,000		12,641,678
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	95,840,000		74,205,157
Queensland Treasury Corp., 7.125%, 9/18/2017, 144A	NZD	84,345,000		55,476,763
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	60,000		49,913
Republic of Brazil, 7.125%, 1/20/2037		20,000		21,700
Republic of Brazil, 8.250%, 1/20/2034		690,000		819,375
Republic of Brazil, 8.875%, 4/15/2024		25,580,000		31,783,150
Republic of Brazil, 10.250%, 1/10/2028	BRL	98,690,000		49,609,416
Republic of Brazil, 12.500%, 1/05/2016	BRL	17,305,000		9,802,781

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Sovereigns – continued
Republic of Brazil, 12.500%, 1/05/2022	BRL	114,735,000	$64,994,055
Republic of Iceland, Zero Coupon Bond, 7/15/2009	ISK	2,321,415,000	13,618,516
Republic of Iceland, 7.000%, 3/17/2010	ISK	4,024,483,000	23,817,837
Republic of Iceland, 13.750%, 12/10/2010	ISK	2,483,463,000	15,807,973
Rikisvixill, Zero Coupon Bond, 9/15/2009	ISK	4,324,530,000	25,080,549

			839,870,397

Supermarkets – 0.9%
American Stores Co., 7.900%, 5/01/2017		3,000,000	2,850,000
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		13,145,000	10,055,925
New Albertson’s, Inc., 7.450%, 8/01/2029		100,590,000	82,483,800
New Albertson’s, Inc., 7.750%, 6/15/2026		20,550,000	17,518,875
New Albertson’s, Inc., 8.000%, 5/01/2031		9,715,000	8,330,612
New Albertson’s, Inc., 8.700%, 5/01/2030		2,995,000	2,613,138
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		17,575,000	12,829,750

			136,682,100

Supranational – 2.7%
Eurofima, EMTN, 11.000%, 2/05/2010	ISK	290,000,000	1,748,154
European Investment Bank, Zero Coupon Bond, 3/10/2021	AUD	149,830,000	57,093,060
European Investment Bank, 11.250%, 2/14/2013	BRL	11,505,000	6,108,013
European Investment Bank, EMTN, Zero Coupon Bond, 4/24/2013, 144A	IDR	615,006,960,000	39,313,450
European Investment Bank, EMTN, 4.600%, 1/30/2037, 144A	CAD	200,000,000	151,087,994
European Investment Bank, EMTN, 7.000%, 1/18/2012	NZD	16,500,000	11,220,673
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/20/2013	IDR	345,270,000,000	22,273,847
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	185,840,000	116,648,816
International Bank for Reconstruction & Development, 1.430%, 3/05/2014	SGD	40,000,000	26,655,758
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	2,126,200,000	12,553,085

			444,702,850

Technology – 2.3%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015		1,579,000	1,342,150
Agilent Technologies, Inc., 6.500%, 11/01/2017		65,276,000	56,816,818
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		67,787,000	38,469,123
Alcatel-Lucent USA, Inc.,6.500%, 1/15/2028		3,916,000	2,192,960
Alcatel-Lucent, EMTN, 6.375%, 4/07/2014	EUR	1,000,000	1,178,393
Amkor Technology, Inc., 7.125%, 3/15/2011		6,390,000	6,310,125
Amkor Technology, Inc., 7.750%, 5/15/2013		12,610,000	11,569,675
Arrow Electronics, Inc., 6.875%, 7/01/2013		12,960,000	13,292,139
Arrow Electronics, Inc., 6.875%, 6/01/2018		2,630,000	2,521,079
Avnet, Inc., 5.875%, 3/15/2014		36,145,000	34,043,096
Avnet, Inc., 6.000%, 9/01/2015		50,915,000	46,820,008
Avnet, Inc., 6.625%, 9/15/2016		15,245,000	14,293,590
Corning, Inc., 5.900%, 3/15/2014		9,330,000	9,458,539
Corning, Inc., 6.200%, 3/15/2016		5,155,000	4,992,339
Corning, Inc., 6.850%, 3/01/2029		10,821,000	10,039,670
Corning, Inc., 7.250%, 8/15/2036		5,645,000	5,475,413

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Technology – continued
Equifax, Inc., 7.000%, 7/01/2037		$15,578,000	$15,095,627
Freescale Semiconductor, Inc., 10.125%, 12/15/2016		6,016,000	2,045,440
Motorola, Inc., 5.220%, 10/01/2097		13,780,000	6,138,962
Motorola, Inc., 6.500%, 9/01/2025		12,730,000	8,911,000
Motorola, Inc., 6.500%, 11/15/2028		24,675,000	16,779,000
Motorola, Inc., 6.625%, 11/15/2037		26,630,000	18,108,400
Motorola, Inc., 7.500%, 5/15/2025		250,000	191,250
Nortel Networks Capital Corp., 7.875%, 6/15/2026(b)		12,035,000	3,760,938
Nortel Networks Corp., 1.750%, 4/15/2012(b)		1,045,000	344,850
Nortel Networks Ltd., 6.875%, 9/01/2023(b)		18,622,000	2,374,305
Nortel Networks Ltd., 10.125%, 7/15/2013(b)		22,825,000	7,760,500
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		4,807,000	4,870,731
Xerox Capital Trust I, 8.000%, 2/01/2027		25,890,000	19,676,400
Xerox Corp., 5.500%, 5/15/2012		7,110,000	7,090,540
Xerox Corp., 6.350%, 5/15/2018		1,230,000	1,097,775
Xerox Corp., MTN, 7.200%, 4/01/2016		615,000	578,100

			373,638,935

Textile – 0.0%
Kellwood Co., 7.625%, 10/15/2017(d)		11,070,000	1,660,500

Tobacco – 1.6%
Altria Group, Inc., 8.500%, 11/10/2013		65,215,000	74,131,586
Altria Group, Inc., 9.250%, 8/06/2019		88,840,000	99,759,413
Altria Group, Inc., 9.700%, 11/10/2018		1,450,000	1,662,347
Reynolds American, Inc., 6.750%, 6/15/2017		71,085,000	66,372,278
Reynolds American, Inc., 7.250%, 6/15/2037		17,990,000	14,851,716

			256,777,340

Transportation Services – 0.5%
APL Ltd., 8.000%, 1/15/2024(d)		20,469,000	12,772,042
Atlas Air, Inc., Series 1999-1, Class A-1, 7.200%, 7/02/2020		12,925,532	9,047,872
Atlas Air, Inc., Series 1999-1A, 6.880%, 1/02/2011		1,031,823	887,368
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016		16,817,495	10,426,847
Atlas Air, Inc., Series 1999-1C, 8.770%, 7/02/2012(f)		15,689,997	6,746,699
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017		8,791,163	7,120,842
Atlas Air, Inc., Series 2000-1, Class C, 9.702%, 7/02/2011(f)		201,720	110,946
Atlas Air, Inc., Series B, 7.680%, 1/02/2014		37,645,133	27,104,496
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(f)		6,552,024	2,751,850
Erac USA Finance Co., 7.000%, 10/15/2037, 144A		1,900,000	1,511,045

			78,480,007

Treasuries – 12.6%
Canadian Government, 1.250%, 6/01/2011	CAD	125,000,000	107,552,766
Canadian Government, 2.750%, 12/01/2010	CAD	245,000	216,436
Canadian Government, 3.750%, 9/01/2011	CAD	1,535,000	1,385,637
Canadian Government, 3.750%, 6/01/2012	CAD	292,715,000	265,201,325
Canadian Government, 3.750%, 6/01/2019	CAD	246,645,000	218,906,847
Canadian Government, 4.250%, 9/01/2009	CAD	74,325,000	64,320,215
Canadian Government, 4.250%, 6/01/2018	CAD	297,760,000	276,154,065
Canadian Government, 5.250%, 6/01/2012	CAD	431,800,000	406,804,863

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Treasuries – continued
New Zealand Government, 6.000%, 12/15/2017	NZD	33,000,000	$21,360,862
Norwegian Government, 4.250%, 5/19/2017	NOK	668,075,000	106,348,929
Norwegian Government, 5.000%, 5/15/2015	NOK	319,620,000	53,276,727
Norwegian Government, 6.000%, 5/16/2011	NOK	530,990,000	88,663,104
Norwegian Government, 6.500%, 5/15/2013	NOK	379,945,000	66,434,581
U.S. Treasury Bond, 3.500%, 2/15/2039		385,000,000	332,905,650
U.S. Treasury Note, 3.125%, 5/15/2019		40,000,000	38,687,600

			2,048,219,607

Wireless – 1.8%
ALLTEL Corp., 6.800%, 5/01/2029		13,027,000	13,512,099
ALLTEL Corp., 7.875%, 7/01/2032		79,594,000	92,422,643
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		38,349,000	30,583,327
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		20,563,000	17,015,883
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		55,432,000	43,652,700
Rogers Wireless, Inc., 6.375%, 3/01/2014		1,895,000	2,031,196
Rogers Wireless, Inc., 7.625%, 12/15/2011	CAD	6,990,000	6,536,039
Sprint Capital Corp., 6.875%, 11/15/2028		29,984,000	21,288,640
Sprint Capital Corp., 6.900%, 5/01/2019		23,845,000	19,731,737
Sprint Capital Corp., 8.750%, 3/15/2032		8,390,000	6,753,950
Sprint Nextel Corp., 6.000%, 12/01/2016		15,252,000	12,468,510
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		37,210,000	28,465,650
Vodafone Group PLC, 6.150%, 2/27/2037		2,120,000	2,085,764

			296,548,138

Wirelines – 5.6%
AT&T Corp., 6.500%, 3/15/2029		27,859,000	26,627,549
AT&T, Inc., 6.150%, 9/15/2034		14,755,000	14,007,261
AT&T, Inc., 6.500%, 9/01/2037		150,305,000	149,079,714
AT&T, Inc., 6.550%, 2/15/2039		78,000	77,861
AT&T, Inc., 6.700%, 11/15/2013		66,840,000	73,405,225
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	5,790,000	4,698,952
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	12,705,000	11,192,066
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	45,835,000	35,289,581
BellSouth Corp., 6.550%, 6/15/2034		1,525,000	1,495,020
BellSouth Telecommunications, Inc., 7.000%, 12/01/2095		3,940,000	3,442,047
Embarq Corp., 7.995%, 6/01/2036		8,735,000	7,681,332
Frontier Communications Corp., 9.000%, 8/15/2031		730,000	602,250
GTE Corp., 6.940%, 4/15/2028		17,975,000	18,022,993
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(b)		640,000	64
Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030		10,505,000	12,007,604
Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016	GBP	1,600,000	2,665,513
Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015	EUR	2,750,000	3,765,633
Level 3 Financing, Inc., 8.750%, 2/15/2017		43,605,000	33,139,800
Level 3 Financing, Inc., 9.250%, 11/01/2014		17,580,000	14,415,600
New England Telephone & Telegraph, 7.875%, 11/15/2029		2,905,000	2,982,700
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		30,365,000	23,381,050
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		64,147,000	43,619,960
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		15,925,000	12,182,625

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		$40,420,000	$28,698,200
Qwest Corp., 6.875%, 9/15/2033		40,555,000	29,605,150
Qwest Corp., 7.200%, 11/10/2026		1,505,000	1,136,275
Qwest Corp., 7.250%, 9/15/2025		9,920,000	7,588,800
Qwest Corp., 7.500%, 6/15/2023		3,275,000	2,603,625
Telecom Italia Capital SA, 5.250%, 11/15/2013		1,430,000	1,402,241
Telecom Italia Capital SA, 5.250%, 10/01/2015		1,575,000	1,520,406
Telecom Italia Capital SA, 6.000%, 9/30/2034		39,844,000	33,652,521
Telecom Italia Capital SA, 6.375%, 11/15/2033		26,495,000	23,547,564
Telefonica Emisiones SAU, 5.877%, 7/15/2019		25,130,000	25,908,854
Telefonica Emisiones SAU, 7.045%, 6/20/2036		113,264,000	125,511,463
Telus Corp., 4.950%, 3/15/2017	CAD	45,415,000	38,417,385
Verizon Communications, Inc., 5.850%, 9/15/2035		70,136,000	65,233,423
Verizon Communications, Inc., 6.400%, 2/15/2038		15,000	14,685
Verizon Maryland, Inc., 5.125%, 6/15/2033		10,305,000	7,634,799
Verizon New England, Inc., Series C, 4.750%, 10/01/2013		1,500,000	1,488,100
Verizon New York, Inc., Series B, 7.375%, 4/01/2032		18,170,000	17,702,740

			905,448,631

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $15,976,225,206)			14,641,979,035

CONVERTIBLE BONDS – 2.7%
Electric – 0.0%
CMS Energy Corp., 5.500%, 6/15/2029		1,000,000	1,040,000

Healthcare – 0.2%
Affymetrix, Inc., 3.500%, 1/15/2038		18,449,000	13,698,382
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(g)		8,556,000	6,074,760
Life Technologies Corp., 1.500%, 2/15/2024		14,480,000	14,353,300
Omnicare, Inc., 3.250%, 12/15/2035		225,000	155,813

			34,282,255

Industrial Other – 0.1%
Incyte Corp., 3.500%, 2/15/2011		24,646,000	17,067,355

Life Insurance – 0.0%
MetLife, Inc., 6.400%, 12/15/2066		1,500,000	1,072,500

Lodging – 0.2%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A		29,500,000	25,038,125

Media Non-Cable – 0.0%
Liberty Media LLC, 3.500%, 1/15/2031		10,222,149	4,548,856
Sinclair Broadcast Group, Inc., 3.000%, 5/15/2027		185,000	156,325
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(g)		418,000	294,690

			4,999,871

Metals & Mining – 0.2%
ArcelorMittal, 5.000%, 5/15/2014		3,100,000	3,913,750
Steel Dynamics, Inc., 5.125%, 6/15/2014		1,255,000	1,380,500

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Metals & Mining – continued
United States Steel Corp., 4.000%, 5/15/2014	$16,535,000	$21,640,181

		26,934,431

Non-Captive Diversified – 0.1%
iStar Financial, Inc., 1.708%, 10/01/2012(c)	60,585,000	22,913,247

Oil Field Services – 0.1%
Transocean Ltd., 1.500%, 12/15/2037	11,260,000	9,922,875
Transocean Ltd., 1.500%, 12/15/2037	2,015,000	1,846,244

		11,769,119

Pharmaceuticals – 0.7%
Human Genome Sciences, Inc., 2.250%, 10/15/2011	940,000	568,700
Human Genome Sciences, Inc., 2.250%, 8/15/2012	51,585,000	27,984,862
Kendle International, Inc., 3.375%, 7/15/2012	1,115,000	823,706
Nektar Therapeutics, 3.250%, 9/28/2012	26,120,000	19,198,200
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	27,270,000	27,781,313
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	34,079,000	35,399,561

		111,756,342

Technology – 0.2%
Alcatel-Lucent USA, Inc., 2.875%, 6/15/2025	935,000	662,681
Intel Corp., 2.950%, 12/15/2035	3,031,000	2,546,040
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	10,025,000	6,428,532
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	5,915,000	4,879,875
Maxtor Corp., 5.750%, 3/01/2012(d)	8,415,000	6,984,450
Nortel Networks Corp., 2.125%, 4/15/2014(b)	49,636,000	16,255,790
Richardson Electronics Ltd., 7.750%, 12/15/2011	395,000	323,900

		38,081,268

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	123,000	112,084

Wireless – 0.1%
Nextel Communications, Inc., 5.250%, 1/15/2010	3,595,000	3,559,050
NII Holdings, Inc., 3.125%, 6/15/2012	21,974,000	16,892,513

		20,451,563

Wirelines – 0.8%
Level 3 Communications, Inc., 3.500%, 6/15/2012	48,075,000	33,652,500
Level 3 Communications, Inc., 5.250%, 12/15/2011	19,145,000	15,603,175
Level 3 Communications, Inc., 7.000%, 3/15/2015(d)	64,473,000	68,986,110
Level 3 Communications, Inc., 10.000%, 5/01/2011	3,655,000	3,504,231
Qwest Communications International, Inc., 3.500%, 11/15/2025	700,000	689,500

		122,435,516

TOTAL CONVERTIBLE BONDS (Identified Cost $528,980,626)		437,953,676

MUNICIPALS – 0.9%
Alabama – 0.0%
Alabama Public School & College Authority (Capital Improvement), 4.500%, 12/01/2026	4,640,000	4,450,410

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
California – 0.4%
San Diego Unified School District (Election 1998), 4.500%, 7/01/2029, Series F-1 (FSA insured)	$4,870,000	$4,440,953
San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C (MBIA insured)	5,425,000	3,749,597
San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C, (Registered) (MBIA insured)	2,165,000	1,618,446
State of California, 4.500%, 8/01/2027 (AMBAC insured)	7,340,000	5,940,042
State of California, 4.500%, 10/01/2029	20,455,000	16,134,290
State of California, 4.500%, 8/01/2030 (AMBAC insured)	5,945,000	4,646,137
State of California, 4.500%, 8/01/2030	5,140,000	4,017,013
State of California (Various Purpose), 3.250%, 12/01/2027 (MBIA insured)	3,805,000	2,446,158
State of California (Various Purpose), 4.500%, 12/01/2033 (AMBAC insured)	17,945,000	13,621,691
University of California Regents Medical Center, 4.750%, 5/15/2031, Series A (MBIA insured)	1,260,000	1,199,003

		57,813,330

District Of Columbia – 0.0%
District of Columbia, 4.750%, 6/01/2036, Series A (FGIC insured)	4,640,000	4,137,210

Florida – 0.1%
Florida State Turnpike Authority (Department of Transportation), 3.500%, 7/01/2027, Series A (MBIA insured)	4,640,000	3,636,554
Jacksonville Electric Authority, Florida Water & Sewer Systems Revenue, 4.750%, 10/01/2041, Series B (MBIA insured)	7,355,000	6,576,620

		10,213,174

Illinois – 0.1%
Chicago Board of Education, 4.750%, 12/01/2031, Series B (FSA insured)	8,020,000	7,542,810
Chicago O’Hare International Airport, 4.500%, 1/01/2038, Series A (FSA insured)	2,440,000	2,152,617

		9,695,427

Louisiana – 0.0%
State of Louisiana, 3.250%, 5/01/2026, Series C (FSA insured)	4,640,000	3,434,574

Massachusetts – 0.0%
Massachusetts School Building Authority, 4.750%, 8/15/2032, Series A (AMBAC insured)	4,645,000	4,499,100

Michigan – 0.1%
Grosse Pointe Public School System, 3.000%, 5/01/2027 (FGIC insured)	2,800,000	2,149,700
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(d)	21,265,000	14,169,507

		16,319,207

Nebraska – 0.1%
Omaha Public Power District, 4.500%, 2/01/2034, Series AA (FGIC insured)	11,595,000	10,839,586

Ohio – 0.0%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(d)	10,390,000	5,865,155

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Texas – 0.1%
Harris County, TX, Series B, 4.500%, 10/01/2031	$13,125,000	$12,589,500

Wisconsin – 0.0%
Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2026 (FSA insured)	3,170,000	2,712,347
Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2029 (FSA insured)	3,415,000	2,769,701
Wisconsin Housing & Economic Development Authority, Series E, 4.900%, 11/01/2035	1,185,000	1,060,054

		6,542,102

TOTAL MUNICIPALS (Identified Cost $165,023,893)		146,398,775

TOTAL BONDS AND NOTES (Identified Cost $16,670,229,725)		15,226,331,486

BANK LOANS – 0.7%
Food & Beverage – 0.0%
Dole Food Co., Inc., Credit Link Deposit, 7.978%, 4/12/2013(h)	819,260	818,744
Dole Food Co., Inc., Tranche B Term Loan, 8.000%, 4/12/2013(h)	1,585,082	1,584,084
Dole Food Co., Inc., Tranche C Term Loan, 8.000%, 4/12/2013(h)	5,484,062	5,480,607

		7,883,435

Media Non-Cable – 0.1%
Idearc, Inc., Term Loan B, 6.250%, 11/17/2014(b)(h)	42,409,833	17,865,142
Tribune Co., Term Loan X, 5.000%, 4/10/2010(b)(h)	4,666,005	1,564,418

		19,429,560

Oil Field Services – 0.1%
ATP Oil & Gas Corp., Tranche B-1 Term Loan, 8.500%, 7/15/2014(h)	2,328,523	1,751,049
ATP Oil & Gas Corp., Tranche B-1 Term Loan, 7/15/2014(i)	11,938,797	8,977,975
ATP Oil & Gas Corp., Tranche B-2 Term Loan, 8.500%, 1/15/2011(h)	610,584	459,159
ATP Oil & Gas Corp., Tranche B-2 Term Loan, 1/15/2011(i)	3,244,771	2,440,068
Dresser, Inc., Second Lien Term Loan, 6.068%, 5/04/2015(h)	3,515,000	2,473,681
Dresser, Inc., Term Loan, 3.104%, 5/04/2014(h)	1,734,381	1,573,084

		17,675,016

Paper – 0.1%
Georgia Pacific Corp., New Term Loan B, 2.557%, 12/20/2012(h)	6,719,091	6,322,463
Georgia Pacific Corp., Term Loan B1, 2.315%, 12/20/2012(h)	2,586,433	2,433,756

		8,756,219

Retailers – 0.0%
Harbor Freight Tools USA, Inc., Tranche C Term Loan, 9.750%, 2/12/2013(h)	2,347,462	2,167,482

Technology – 0.2%
Nuance Communications, Inc., Incremental Term Loan, 2.310%, 3/29/2013(h)	16,738,764	15,420,586

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BANK LOANS – continued
Technology – continued
Nuance Communications, Inc., Term Loan, 2.310%, 3/31/2013(h)	$775,990	$714,880
Sungard Data Systems, Inc., Term Loan B, 2.463%, 2/28/2014(h)	18,201,658	16,822,883

		32,958,349

Wirelines – 0.2%
Fairpoint Communications, Inc., Initial Term Loan A, 3/31/2014(i)	2,975,000	2,208,937
Fairpoint Communications, Inc., Initial Term Loan B, 5.000%, 3/31/2015(h)	11,869,671	8,831,036
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(h)(j)	24,016,858	14,260,010
Level 3 Financing, Inc., Tranche A Term Loan, 3.155%, 3/13/2014(h)	7,875,000	6,512,310

		31,812,293

TOTAL BANK LOANS (Identified Cost $138,020,520)		120,682,354

	Shares
PREFERRED STOCKS – 1.3%
CONVERTIBLE PREFERRED STOCKS – 0.8%
Automotive – 0.3%
Ford Motor Co. Capital Trust II, 6.500%	1,957,111	43,115,155

Capital Markets – 0.0%
Newell Financial Trust I, 5.250%	217,377	5,746,905

Commercial Banks – 0.1%
Wells Fargo & Co., Series L, Class A, 7.500%	8,193	6,431,259

Diversified Financial Services – 0.0%
CIT Group, Inc., 8.750%	12,500	218,250
Sovereign Capital Trust, 4.375%	222,632	4,452,640

		4,670,890

Electric Utilities – 0.1%
AES Trust III, 6.750%	346,577	14,816,167
CMS Energy Trust I, 7.750%(d)(e)	208,375	7,293,125

		22,109,292

Hotels, Restaurants & Leisure – 0.0%
Six Flags, Inc., 7.250%(b)	1	—

Machinery – 0.0%
United Rentals Trust, 6.500%	206,396	3,869,925

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp., 4.500%	87,351	5,590,464
El Paso Energy Capital Trust I, 4.750%	189,879	5,981,188
Williams Cos., Inc., 5.500%	25,000	1,823,438

		13,395,090

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%	53,600	281,400

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Semiconductors & Semiconductor Equipment – 0.2%
Lucent Technologies Capital Trust, 7.750%	44,266	$26,116,940

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $184,013,371)		125,736,856

NON-CONVERTIBLE PREFERRED STOCKS – 0.5%
Diversified Financial Services – 0.3%
Bank of America Corp., 6.375%	53,000	864,430
Bank of America Corp., Series L, 7.250%	21,799	17,984,175
CIT Group, Inc., Series A, 6.350%	779,310	5,572,066
Preferred Blocker, Inc., 144A, 7.000%	52,843	22,725,793

		47,146,464

Electric Utilities – 0.0%
Connecticut Light & Power Co., 1.900%	2,925	86,836
Entergy Arkansas, Inc., 4.320%	100	7,191
Entergy Mississippi, Inc., 4.360%	5,000	368,282
Entergy New Orleans, Inc., 4.360%	665	45,760
Entergy New Orleans, Inc., 4.750%	200	14,000
MDU Resources Group, Inc., 5.100%	1,091	107,327
Public Service Company of Oklahoma, 4.000%	360	26,291
Southern California Edison Co., 4.780%	50,100	1,052,100
Xcel Energy, Inc., 3.600%	1,100	68,750

		1,776,537

Thrifts & Mortgage Finance – 0.2%
Countrywide Capital IV, 6.750%	534,725	8,796,226
Federal Home Loan Mortgage Corp., 5.000%(f)(k)	104,800	146,720
Federal Home Loan Mortgage Corp., 5.570%(f)(k)	2,451,457	2,108,253
Federal Home Loan Mortgage Corp., 5.660%(f)(k)	624,479	580,765
Federal Home Loan Mortgage Corp., 5.700%(f)(k)	171,050	230,918
Federal Home Loan Mortgage Corp., 5.790%(f)(k)	399,250	499,062
Federal Home Loan Mortgage Corp., 5.810%(f)(k)	115,450	196,265
Federal Home Loan Mortgage Corp., 5.900%(f)(k)	310,023	279,021
Federal Home Loan Mortgage Corp., 6.000%(f)(k)	134,800	180,632
Federal Home Loan Mortgage Corp., 6.420%(f)(k)	125,980	201,568
Federal Home Loan Mortgage Corp., 6.550%(f)(k)	541,540	444,063
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(f)(k)	5,366,843	6,547,548
Federal National Mortgage Association, 4.750%(f)(k)	270,954	411,850
Federal National Mortgage Association, 5.125%(f)(k)	204,700	300,909
Federal National Mortgage Association, 5.375%(f)(k)	146,350	251,722
Federal National Mortgage Association, 5.810%(f)(k)	79,850	122,171
Federal National Mortgage Association, 6.750%(f)(k)	123,143	147,772
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(f)(k)	9,415,246	12,616,430

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Thrifts & Mortgage Finance – continued
Federal National Mortgage Association, 8.250%(f)(k)	250,000	$312,500

		34,374,395

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $448,909,372)		83,297,396

TOTAL PREFERRED STOCKS (Identified Cost $632,922,743)		209,034,252

COMMON STOCKS – 0.6%
Biotechnology – 0.3%
EPIX Pharmaceuticals, Inc.(d)(e)(f)(n)	2,414,358	265,579
EPIX Pharmaceuticals, Inc., Contingent Value Rights(f)	7,122	—
Vertex Pharmaceuticals, Inc.(f)	1,409,794	50,245,058

		50,510,637

Containers & Packaging – 0.1%
Owens-Illinois, Inc.(f)	645,508	18,080,679

Electronic Equipment Instruments & Components – 0.1%
Corning, Inc.	630,490	10,125,669

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp.	1,026,979	20,364,994

Thrifts & Mortgage Finance – 0.0%
Federal Home Loan Mortgage Corp.(f)(k)	6,751,988	4,186,233

TOTAL COMMON STOCKS (Identified Cost $186,398,096)		103,268,212

CLOSED END INVESTMENT COMPANIES – 0.2%
BlackRock Senior High Income Fund, Inc.	191,806	575,418
Dreyfus High Yield Strategies Fund	1,033,274	3,151,486
DWS High Income Trust	177,909	626,240
Highland Credit Strategies Fund	860,000	4,222,600
Morgan Stanley Emerging Markets Debt Fund, Inc.	356,954	2,959,148
Van Kampen High Income Trust II	28,322	334,483
Western Asset High Income Opportunity Fund, Inc.	2,217,450	11,419,867
Western Asset Managed High Income Fund, Inc.	1,218,442	6,177,501

TOTAL CLOSED END INVESTMENT COMPANIES (Identified Cost $44,128,619)		29,466,743

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

	Shares	Value (†)
EXCHANGE TRADED FUNDS – 0.5%
iShares iBoxx $ High Yield Corporate Bond Fund	506,101	$40,341,311
SPDR Barclays Capital High Yield Bond	946,912	33,321,833
TOTAL EXCHANGE TRADED FUNDS (Identified Cost $72,210,695)		73,663,144

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 1.7%
Federal Home Loan Bank Discount Note, 0.010%, 7/01/2009(l)	$182,100,000	182,100,000
Repurchase Agreement with State Street Corp., dated 6/30/2009 at 0.000%, to be repurchased at $356,439 on 7/01/2009 collateralized by $365,000 U.S. Treasury Bill, due 10/01/2009 valued at $364,823 including accrued interest(m)	356,439	356,439
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000%, to be repurchased at $90,032,117 on 7/01/2009 collateralized by $1,305,000 Federal Home Loan Bank, 5.648% due 11/27/2037 valued at $1,308,263; $3,230,000 Federal National Mortgage Association, 5.250% due 8/01/2012 valued at $3,415,725; $38,295,000 Federal National Mortgage Association, 1.875% due 4/20/2012 valued at $38,534,344; $48,335,000 Federal National Mortgage Association, 2.150% due 5/04/2012 valued at 48,576,675 including accrued interest(m)	90,032,117	90,032,117

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $272,488,556)		272,488,556

TOTAL INVESTMENTS – 98.7% (Identified Cost $18,016,398,954)(a)		16,034,934,747
Other assets less liabilities—1.3%		217,509,353

NET ASSETS – 100.0%		$16,252,444,100

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $18,030,178,681 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$507,473,523
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,502,717,457)

Net unrealized depreciation	$(1,995,243,934)

(b)	Non-income producing due to bankruptcy filing.

(c)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(d)	Illiquid security. At June 30, 2009, the value of these securities amounted to $420,769,890 or 2.6% of net assets.

(e)	Fair valued security by the Fund’s Investment Adviser. At June 30, 2009 the value of these securities amounted to $12,290,167 or 0.1% of net assets.

(f)	Non-income producing security.

(g)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(h)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2009.

(i)	All or a portion of this security has not settled. Contract rates are not determined and do not take effect until settlement date.

(j)	All or a portion of interest payment is paid-in-kind.

(k)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(l)	Rate represents discount rate at time of purchase.

(m)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(n)	Security subject to restrictions on resale. This security was acquired on May 8, 2009 at a cost of $4,453,113. At June 30, 2009, the value of this security amounted to $265,579 or 0.0% of net assets.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the total value of these securities amounted to $1,923,829,508 or 11.8% of net assets.

ABS	Asset-Backed Securities
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance, Inc.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investor Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thai Baht

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
Non-Convertible Bonds
ABS Credit Card	$—	$107,872,156	$—	$107,872,156
Aerospace & Defense	—	16,245,196	—	16,245,196
Airlines	—	158,103,854	55,458,718	213,562,572
Automotive	—	416,380,351	2,158,583	418,538,934
Banking	—	836,862,048	45,089,053	881,951,101
Brokerage	—	5,867,514	—	5,867,514
Building Materials	—	125,670,518	—	125,670,518
Chemicals	—	89,635,018	12,388,600	102,023,618
Construction Machinery	—	211,034,584	—	211,034,584
Consumer Cyclical Services	—	145,288,594	—	145,288,594
Consumer Products	—	37,416,645	—	37,416,645
Distributors	—	5,089,174	—	5,089,174
Diversified Manufacturing	—	36,675,415	—	36,675,415
Electric	—	545,426,600	11,471,438	556,898,038
Entertainment	—	54,038,264	—	54,038,264
Food & Beverage	—	268,700,450	—	268,700,450
Government Owned - No Guarantee	—	16,083,025	—	16,083,025
Health Insurance	—	192,210,668	—	192,210,668
Healthcare	—	575,586,600	—	575,586,600
Home Construction	—	243,004,992	1,346,550	244,351,542
Independent Energy	—	269,042,435	—	269,042,435
Industrial Other	—	22,093,625	—	22,093,625
Integrated Energy	—	—	1,467,016	1,467,016
Life Insurance	—	54,872,565	—	54,872,565
Local Authorities	—	129,375,660	—	129,375,660
Media Cable	—	411,221,795	—	411,221,795
Media Non-Cable	—	86,625,765	562,649	87,188,414
Metals & Mining	—	129,898,345	—	129,898,345
Mortgage Related	—	302,271	—	302,271
Non-Captive Consumer	—	453,172,547	67,739,113	520,911,660
Non-Captive Diversified	—	751,230,912	242,100,203	993,331,115
Oil Field Services	—	404,838,503	—	404,838,503
Packaging	—	24,962,338	—	24,962,338
Paper	—	410,327,745	2,042,875	412,370,620
Pharmaceuticals	—	170,206,649	—	170,206,649
Pipelines	—	401,196,146	—	401,196,146
Property & Casualty Insurance	—	177,605,637	58,839	177,664,476

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Railroads	$—	$69,542,443	$—	$69,542,443
Refining	—	1,520,260	—	1,520,260
REITs	—	170,303,482	—	170,303,482
Restaurants	—	2,630,284	—	2,630,284
Retailers	—	586,494,371	3,411,450	589,905,821
Sovereigns	—	801,171,331	38,699,065	839,870,396
Supermarkets	—	136,682,100	—	136,682,100
Supranational	—	405,389,400	39,313,450	444,702,850
Technology	—	367,503,692	6,135,243	373,638,935
Textile	—	1,660,500	—	1,660,500
Tobacco	—	256,777,340	—	256,777,340
Transportation Services	—	78,480,007	—	78,480,007
Treasuries	—	2,048,219,607	—	2,048,219,607
Wireless	—	296,548,138	—	296,548,138
Wirelines	—	905,448,631	—	905,448,631

Total Non-Convertible Bonds	—	14,112,536,190	529,442,845	14,641,979,035

Convertible Bonds
Electric	—	1,040,000	—	1,040,000
Healthcare	—	34,282,255	—	34,282,255
Industrial Other	—	17,067,355	—	17,067,355
Life Insurance	—	1,072,500	—	1,072,500
Lodging	—	25,038,125	—	25,038,125
Media Non-Cable	—	4,999,871	—	4,999,871
Metals & Mining	—	26,934,431	—	26,934,431
Non-Captive Diversified	—	22,913,247	—	22,913,247
Oil Field Services	—	11,769,119	—	11,769,119
Pharmaceuticals	—	111,756,342	—	111,756,342
Technology	—	21,825,478	16,255,790	38,081,268
Textile	—	112,084	—	112,084
Wireless	—	20,451,563	—	20,451,563
Wirelines	—	53,449,406	68,986,110	122,435,516

Total Convertible Bonds	—	352,711,776	85,241,900	437,953,676

Municipals
Alabama	—	4,450,410	—	4,450,410
California	—	57,813,330	—	57,813,330
District Of Columbia	—	4,137,210	—	4,137,210
Florida	—	10,213,174	—	10,213,174
Illinois	—	9,695,427	—	9,695,427
Louisiana	—	3,434,574	—	3,434,574
Massachusetts	—	4,499,100	—	4,499,100
Michigan	—	16,319,207	—	16,319,207
Nebraska	—	10,839,586	—	10,839,586
Ohio	—	5,865,155	—	5,865,155
Texas	—	12,589,500	—	12,589,500
Wisconsin	—	6,542,102	—	6,542,102

Total Municipals	—	146,398,775	—	146,398,775

Total Bonds and Notes	—	14,611,646,741	614,684,745	15,226,331,486

Bank Loans
Food & Beverage	—	7,883,435	—	7,883,435
Media Non-Cable	—	19,429,560	—	19,429,560
Oil Field Services	—	17,675,016	—	17,675,016
Paper	—	8,756,219	—	8,756,219
Retailers	—	2,167,482	—	2,167,482
Technology	—	32,958,349	—	32,958,349

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Wirelines	$—	$31,812,293	$—	$31,812,293
Total Bank Loans	—	120,682,354	—	120,682,354
Preferred Stocks
Convertible Preferred Stocks
Automotive	43,115,155	—	—	43,115,155
Capital Markets	—	5,746,905	—	5,746,905
Commercial Banks	6,431,259	—	—	6,431,259
Diversified Financial Services	—	218,250	4,452,640	4,670,890
Electric Utilities	—	14,816,167	7,293,125	22,109,292
Hotels, Restaurants & Leisure	0	—	—	0
Machinery	—	3,869,925	—	3,869,925
Oil, Gas & Consumable Fuels	5,590,464	7,804,626	—	13,395,090
REITs	—	—	281,400	281,400
Semiconductors & Semiconductor Equipment	—	—	26,116,940	26,116,940

Total Convertible Preferred Stocks	55,136,878	32,455,873	38,144,105	125,736,856

Non-Convertible Preferred Stocks
Diversified Financial Services	6,436,496	40,709,968	—	47,146,464
Electric Utilities	1,120,850	655,687	—	1,776,537
Thrifts & Mortgage Finance	18,033,363	16,341,032	—	34,374,395

Total Non-Convertible Preferred Stocks	25,590,709	57,706,687	—	83,297,396

Total Preferred Stocks	80,727,587	90,162,560	38,144,105	209,034,252

Common Stocks
Biotechnology	50,245,058	—	265,579	50,510,637
Containers & Packaging	18,080,679	—	—	18,080,679
Electronic Equipment Instruments & Components	10,125,669	—	—	10,125,669
Oil, Gas & Consumable Fuels	20,364,994	—	—	20,364,994
Thrifts & Mortgage Finance	4,186,233	—	—	4,186,233

Total Common Stocks	103,002,633	—	265,579	103,268,212

Closed End Investment Companies	29,466,743	—	—	29,466,743
Exchange Traded Funds	73,663,144	—	—	73,663,144
Short-Term Investments	90,388,556	182,100,000	—	272,488,556

Total	$377,248,663	$15,004,591,655	$653,094,429	$16,034,934,747

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Convertible Bonds
Airlines	$22,961,700	$—	$—	$2,060,363	$29,042,098	$(2,193,069)	$3,587,626	$—	$55,458,718
Automotive	—	—	—	(124,773)	—	—	2,283,356	—	2,158,583
Banking	81,049,502	2,031,992	—	(29,053,637)	138,056	—	—	(9,076,860)	45,089,053
Chemicals	13,144,730	198,792	—	(10,537,742)	19,500	—	20,157,580	(10,594,260)	12,388,600
Electric	—	33,974	—	(6,274,911)	—	—	17,712,375	—	11,471,438

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Home Construction	$—	$80,921	$—	$(353,096)	$—	$—	$1,618,725	$—	$1,346,550
Independent Energy	6,923,210	57,586	—	333,660	—	—	—	(7,314,456)	—
Industrial Other	12,676,800	—	—	6,338,400	—	—	—	(19,015,200)	—
Integrated Energy	1,683,067	—	—	(34,496)	—	(181,555)	—	—	1,467,016
Life Insurance	13,579,037	—	1,952,757	9,445,306	375,562	(25,352,662)	—	—	—
Media Non-Cable	6,027,275	638,868	(12,274,988)	4,980,146	3,750	(3,246,013)	4,433,611	—	562,649
Non-Captive Consumer	11,577,735	1,208,737	—	12,501,891	—	—	51,485,099	(9,034,349)	67,739,113
Non-Captive Diversified	22,929,550	1,872,787	577,115	(103,614,963)	175,392,161	(11,402,021)	180,678,974	(24,333,400)	242,100,203
Paper	—	47,797	—	(2,477,422)	1,300	—	4,471,200	—	2,042,875
Property & Casualty Insurance	5,172,800	3,555	(306,929)	(1,003,161)	57,274	(596,700)	—	(3,268,000)	58,839
Retailers	—	7,098	—	(689,388)	—	—	4,093,740	—	3,411,450
Sovereigns	—	544,508	—	3,318,589	34,835,968	—	—	—	38,699,065
Supranational	59,712,065	—	—	1,875,232	—	—	—	(22,273,847)	39,313,450
Technology	12,664,200	62,901	—	(6,601,858)	10,000	—	—	—	6,135,243
Wireless	24,894,800	42,825	—	3,098,275	429,750	—	—	(28,465,650)	—
Convertible Bonds				—
Healthcare	3,561,000	36,830	—	2,137,243	—	(5,735,073)	—	—	—
Technology	—	1,192,458	—	(8,699,903)	—	—	23,763,235	—	16,255,790
Transportation Services	535,780	6,960	42,110	17,150	—	(602,000)	—	—	—
Wirelines	—	2,512	—	5,800,058	63,183,540	—	—	—	68,986,110
Preferred Stocks
Convertible Preferred Stocks
Diversified Financial Services	—	—	—	(575,731)	535,036	—	4,493,335	—	4,452,640
Electric Utilities	8,295,000	—	—	(1,036,875)	35,000	—	—	—	7,293,125
REITs	—	—	—	(375,200)	—	—	656,600	—	281,400
Semiconductors & Semiconductor Equipment	20,542,641	—	—	5,561,237	13,062	—	—	—	26,116,940
Common Stocks
Biotechnology	—	—	—	(4,187,534)	4,453,113	—	—	—	265,579

Total	$327,930,892	$8,071,101	$(10,009,935)	$(118,173,140)	$308,525,170	$(49,309,093)	$319,435,456	$(133,376,022)	$653,094,429

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Bond Fund - continued

NET ASSET SUMMARY AT JUNE 30, 2009 (Unaudited)

Treasuries	12.6%
Wirelines	6.6
Non-Captive Diversified	6.2
Banking	5.4
Sovereigns	5.2
Healthcare	3.8
Retailers	3.6
Electric	3.4
Non-Captive Consumer	3.2
Automotive	2.9
Supranational	2.7
Technology	2.7
Oil Field Services	2.7
Paper	2.6
Media Cable	2.5
Pipelines	2.5
Other Investments, less than 2% each	28.4
Short-Term Investments	1.7

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

CURRENCY EXPOSURE AT JUNE 30, 2009 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	73.2%
Canadian Dollar	10.0
New Zealand Dollar	2.5
Other, less than 2% each	13.0

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 93.3% of Net Assets
NON-CONVERTIBLE BONDS – 90.4%
ABS Credit Card – 0.6%
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014		$4,265,000	$4,030,289

ABS Other – 0.1%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		725,000	644,002

Aerospace & Defense – 0.0%
Bombardier, Inc., 7.450%, 5/01/2034, 144A		175,000	133,000

Airlines – 0.5%
American Airlines, Inc., Pass Through Trust, Series 1999-1, Class B, 7.324%, 4/15/2011		250,000	243,750
American Airlines, Inc., Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019		995,000	1,003,706
American Airlines, Inc., Pass Through Trust, Series 93A6, 8.040%, 9/16/2011		23,424	14,523
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		117,989	87,312
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		186,834	132,652
Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016		429,072	377,584
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		1,779,089	1,138,617
United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024		1,205,685	928,377

			3,926,521

Automotive – 3.1%
Cummins, Inc., 7.125%, 3/01/2028		2,400,000	1,921,658
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	300,000	355,622
FCE Bank PLC, EMTN, 7.125%, 1/15/2013	EUR	200,000	227,262
Ford Motor Co., 6.375%, 2/01/2029		730,000	394,200
Ford Motor Co., 6.500%, 8/01/2018		50,000	29,500
Ford Motor Co., 6.625%, 10/01/2028		2,435,000	1,314,900
Ford Motor Co., 7.125%, 11/15/2025		595,000	327,250
Ford Motor Co., 7.450%, 7/16/2031		5,065,000	2,988,350
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		750,000	723,863
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		230,000	184,927
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010		500,000	474,933
Ford Motor Credit Co. LLC, 8.000%, 6/01/2014		12,270,000	9,927,878
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		565,000	431,959
GMAC LLC, 5.375%, 6/06/2011, 144A		2,268,000	1,927,800
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		375,000	288,750

			21,518,852

Banking – 7.9%
Associates Corp. NA, 6.950%, 11/01/2018		1,710,000	1,529,918
BAC Capital Trust VI, 5.625%, 3/08/2035		2,385,000	1,550,779
Bank of America Corp., 4.850%, 11/15/2014		500,000	476,295
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	2,340,000,000	1,881,625
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	175,000,000	5,237,159
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	45,000,000	1,344,321
BNP Paribas SA, EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	18,710,000,000	1,400,753

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Citigroup, Inc., 5.000%, 9/15/2014		$6,020,000	$5,046,674
Citigroup, Inc., 5.850%, 12/11/2034		415,000	322,295
Citigroup, Inc., 5.875%, 2/22/2033		2,795,000	2,067,285
Citigroup, Inc., 5.875%, 5/29/2037		570,000	445,385
Citigroup, Inc., 6.000%, 10/31/2033		1,460,000	1,089,475
Citigroup, Inc., 6.125%, 8/25/2036		225,000	167,550
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011		84,000	82,899
Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014		3,855,000	3,874,630
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		560,000	522,660
Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018		1,955,000	1,903,343
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		910,000	808,985
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	16,585,000	7,787,730
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	24,502,029,000	1,884,550
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	17,920,000,000	1,378,299
JPMorgan Chase & Co., Zero Coupon Bond, 4/12/2012, 144A	IDR	21,194,634,240	1,404,255
JPMorgan Chase London, EMTN, Zero Coupon Bond, 10/21/2010, 144A	IDR	18,824,303,000	1,559,241
Kaupthing Bank, Zero Coupon Bond, 1/15/2010, 144A(b)		200,000	26,000
Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A(b)		2,700,000	351,000
Kaupthing Bank, Series E, 6.125%, 10/04/2016, 144A(b)		500,000	65,000
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		900,000	695,120
Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018	EUR	1,000,000	937,531
Morgan Stanley, 4.750%, 4/01/2014		1,795,000	1,695,539
Morgan Stanley, 5.375%, 10/15/2015		1,700,000	1,665,747
Morgan Stanley, 6.750%, 4/15/2011		1,290,000	1,351,363
Morgan Stanley, EMTN, 5.450%, 1/09/2017		370,000	345,499
Morgan Stanley, GMTN, 5.125%, 11/30/2015	GBP	350,000	527,298
Morgan Stanley, MTN, 6.250%, 8/09/2026		400,000	372,804
Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017		500,000	465,439
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		925,000	887,593
Rabobank Nederland, EMTN, 10.250%, 9/10/2009, 144A	ISK	360,000,000	2,117,689

			55,269,728

Building Materials – 1.2%
Masco Corp., 0.939%, 3/12/2010(c)		1,675,000	1,615,665
Masco Corp., 4.800%, 6/15/2015		860,000	675,943
Masco Corp., 5.850%, 3/15/2017		240,000	191,712
Masco Corp., 6.125%, 10/03/2016		2,600,000	2,182,950
Masco Corp., 6.500%, 8/15/2032		305,000	207,349
Owens Corning, Inc., 6.500%, 12/01/2016		805,000	705,633
Owens Corning, Inc., 7.000%, 12/01/2036		2,050,000	1,452,899
USG Corp., 6.300%, 11/15/2016		1,680,000	1,243,200

			8,275,351

Chemicals – 1.5%
Borden, Inc., 7.875%, 2/15/2023		5,240,000	1,467,200
Borden, Inc., 8.375%, 4/15/2016		55,000	15,400
Borden, Inc., 9.200%, 3/15/2021		905,000	253,400
Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A		3,440,000	3,588,656

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Chemicals – continued
Cytec Industries, Inc., 8.950%, 7/01/2017	$2,500,000	$2,493,050
ICI Wilmington, Inc., 5.625%, 12/01/2013	115,000	111,576
Lubrizol Corp., 5.500%, 10/01/2014	365,000	362,005
Lubrizol Corp., 6.500%, 10/01/2034	1,170,000	1,036,958
Methanex Corp., 6.000%, 8/15/2015	1,565,000	1,204,607

		10,532,852

Commercial Mortgage-Backed Securities – 0.1%
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	95,000	80,651
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,000,000	670,720

		751,371

Construction Machinery – 0.3%
Caterpillar Financial Services Corp., MTN, 5.450%, 4/15/2018	160,000	152,329
Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	1,235,000	1,317,363
Toro Co., 6.625%, 5/01/2037(d)	965,000	701,348
United Rentals North America, Inc., 7.000%, 2/15/2014	55,000	44,963

		2,216,003

Distributors – 0.1%
ONEOK, Inc., 6.000%, 6/15/2035	1,000,000	838,179

Electric – 3.4%
AES Corp. (The), 7.750%, 3/01/2014	730,000	691,675
Bruce Mansfield Unit, 6.850%, 6/01/2034(d)	4,220,000	3,246,193
Dynegy Holdings, Inc., 7.125%, 5/15/2018	380,000	258,400
Dynegy Holdings, Inc., 7.625%, 10/15/2026	810,000	502,200
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	1,589,000	1,678,027
Enersis SA, 7.375%, 1/15/2014	275,000	294,178
Enersis SA, 7.400%, 12/01/2016	4,000,000	4,288,284
Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	3,920,347	3,232,365
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	695,000	335,337
NiSource Finance Corp., 5.250%, 9/15/2017	250,000	214,375
NiSource Finance Corp., 6.150%, 3/01/2013	850,000	844,925
NiSource Finance Corp., 6.400%, 3/15/2018	2,855,000	2,619,443
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A	637,045	628,011
Quezon Power Philippines Co., 8.860%, 6/15/2017	1,292,200	1,150,058
TXU Corp., Series P, 5.550%, 11/15/2014	765,000	483,036
TXU Corp., Series Q, 6.500%, 11/15/2024	1,515,000	759,138
TXU Corp., Series R, 6.550%, 11/15/2034	1,275,000	612,968
White Pine Hydro LLC, 6.310%, 7/10/2017(d)	450,000	381,911
White Pine Hydro LLC, 6.960%, 7/10/2037(d)	670,000	476,127
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(d)	1,280,000	1,111,688

		23,808,339

Entertainment – 1.4%
Time Warner, Inc., 6.500%, 11/15/2036	910,000	796,886
Time Warner, Inc., 6.625%, 5/15/2029	2,065,000	1,867,272
Time Warner, Inc., 6.950%, 1/15/2028	875,000	821,981
Time Warner, Inc., 7.625%, 4/15/2031	730,000	709,674

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Entertainment – continued
Time Warner, Inc., 7.700%, 5/01/2032	$1,155,000	$1,134,979
Viacom, Inc., Class B, 6.875%, 4/30/2036	4,880,000	4,495,988

		9,826,780

Food & Beverage – 1.0%
Anheuser-Busch Cos., Inc., 5.375%, 11/15/2014, 144A	5,730,000	5,781,106
Corn Products International, Inc., 6.625%, 4/15/2037	1,540,000	1,225,552
Sara Lee Corp., 6.125%, 11/01/2032	295,000	263,547

		7,270,205

Government Owned - No Guarantee – 0.2%
DP World Ltd., 6.850%, 7/02/2037, 144A	2,000,000	1,330,000

Health Insurance – 0.2%
CIGNA Corp., 6.350%, 3/15/2018	2,000,000	1,770,342

Healthcare – 2.3%
Boston Scientific Corp., 5.450%, 6/15/2014	290,000	266,800
Boston Scientific Corp., 6.400%, 6/15/2016	860,000	799,800
Boston Scientific Corp., 7.000%, 11/15/2035	860,000	696,600
HCA, Inc., 5.750%, 3/15/2014	455,000	364,000
HCA, Inc., 6.250%, 2/15/2013	2,345,000	2,051,875
HCA, Inc., 6.375%, 1/15/2015	410,000	333,125
HCA, Inc., 6.500%, 2/15/2016	610,000	492,575
HCA, Inc., 6.750%, 7/15/2013	115,000	101,200
HCA, Inc., 7.050%, 12/01/2027	3,545,000	2,159,118
HCA, Inc., 7.190%, 11/15/2015	820,000	631,898
HCA, Inc., 7.500%, 12/15/2023	1,475,000	960,774
HCA, Inc., 7.500%, 11/06/2033	1,440,000	820,800
HCA, Inc., 7.690%, 6/15/2025	2,660,000	1,633,525
HCA, Inc., 8.360%, 4/15/2024	2,220,000	1,465,639
HCA, Inc., MTN, 7.580%, 9/15/2025	2,930,000	1,804,086
HCA, Inc., MTN, 7.750%, 7/15/2036	430,000	255,615
Owens & Minor, Inc., 6.350%, 4/15/2016(d)	320,000	280,005
Tenet Healthcare Corp., 6.500%, 6/01/2012	105,000	104,033
Tenet Healthcare Corp., 6.875%, 11/15/2031	1,075,000	645,000
Tenet Healthcare Corp., 7.375%, 2/01/2013	85,000	76,500

		15,942,968

Home Construction – 1.0%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	115,000	57,500
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	155,000	80,600
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	115,000	59,800
Lennar Corp., Series B, 5.600%, 5/31/2015	1,700,000	1,338,750
Pulte Homes, Inc., 5.200%, 2/15/2015	1,305,000	1,089,675
Pulte Homes, Inc., 6.000%, 2/15/2035	3,920,000	2,548,000
Pulte Homes, Inc., 6.375%, 5/15/2033	1,960,000	1,293,600
Toll Brothers Finance Corp., 5.150%, 5/15/2015	565,000	500,239

		6,968,164

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Independent Energy – 2.2%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		$3,230,000	$3,186,796
Anadarko Petroleum Corp., 6.450%, 9/15/2036		2,845,000	2,557,416
Chesapeake Energy Corp., 6.500%, 8/15/2017		380,000	319,200
Chesapeake Energy Corp., 6.875%, 1/15/2016		200,000	176,500
Chesapeake Energy Corp., 6.875%, 11/15/2020		900,000	724,500
Connacher Oil & Gas Ltd., 10.250%, 12/15/2015, 144A		792,000	479,160
Connacher Oil & Gas Ltd., 11.750%, 7/15/2014, 144A		525,000	504,000
Penn Virginia Corp., 10.375%, 6/15/2016		500,000	508,750
Pioneer Natural Resources Co., 5.875%, 7/15/2016		435,000	375,071
Pioneer Natural Resources Co., 7.200%, 1/15/2028		1,465,000	1,146,128
Questar Market Resources, Inc., 6.800%, 4/01/2018		3,820,000	3,599,299
Talisman Energy, Inc., 5.850%, 2/01/2037		550,000	469,446
Talisman Energy, Inc., 6.250%, 2/01/2038		1,485,000	1,337,498
XTO Energy, Inc., 6.100%, 4/01/2036		155,000	150,220

			15,533,984

Industrial Other – 0.2%
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A		1,575,000	1,134,000

Integrated Energy – 0.2%
PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A		1,210,409	1,222,513

Life Insurance – 0.2%
Hartford Life Insurance Co., 1.460%, 9/15/2011(c)		500,000	355,000
Protective Life Secured Trust, 0.990%, 9/10/2014(c)		1,000,000	833,400

			1,188,400

Local Authorities – 4.5%
Province of Alberta, 5.930%, 9/16/2016	CAD	868,201	833,306
Province of British Columbia, Zero Coupon Bond, 8/23/2013	CAD	11,700,000	8,908,859
Province of Ontario, Canada, 4.200%, 3/08/2018	CAD	19,825,000	17,202,574
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(d)		7,725,000	4,779,689

			31,724,428

Lodging – 0.0%
Host Marriott LP, Series O, 6.375%, 3/15/2015		150,000	129,750

Media Cable – 3.9%
Comcast Corp., 5.650%, 6/15/2035		2,660,000	2,436,230
Comcast Corp., 6.450%, 3/15/2037		2,645,000	2,606,751
Comcast Corp., 6.500%, 11/15/2035		3,240,000	3,275,293
Comcast Corp., 6.950%, 8/15/2037		7,695,000	8,023,415
CSC Holdings, Inc., 6.750%, 4/15/2012		200,000	193,000
CSC Holdings, Inc., 7.625%, 4/01/2011		50,000	49,500
CSC Holdings, Inc., 7.875%, 2/15/2018		170,000	159,163
CSC Holdings, Inc., 8.500%, 4/15/2014, 144A		1,000,000	991,250
TCI Communications, Inc., 7.875%, 2/15/2026		550,000	578,456
Time Warner Cable, Inc., 6.550%, 5/01/2037		1,500,000	1,438,282
Time Warner Cable, Inc., 6.750%, 7/01/2018		6,500,000	6,770,198
Virgin Media Finance PLC, 9.125%, 8/15/2016		400,000	385,000

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Media Cable – continued
Virgin Media Finance PLC, 9.750%, 4/15/2014	GBP	250,000		$382,509

				27,289,047

Media Non-Cable – 0.4%
News America, Inc., 6.150%, 3/01/2037		2,630,000		$2,230,585
News America, Inc., 6.200%, 12/15/2034		795,000		678,688

				2,909,273

Metals & Mining – 1.2%
Alcoa, Inc., 5.720%, 2/23/2019		1,500,000		1,189,784
Alcoa, Inc., 6.750%, 7/15/2018		300,000		266,154
Rio Tinto Finance (USA) Ltd., 8.950%, 5/01/2014		6,245,000		6,939,731

				8,395,669

Non-Captive Consumer – 1.9%
SLM Corp., 6.000%, 12/15/2043		31,725	(††)	470,719
SLM Corp., MTN, 5.125%, 8/27/2012		560,000		479,001
SLM Corp., Series A, MTN, 4.500%, 7/26/2010		930,000		878,850
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		1,665,000		1,346,747
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		200,000		150,000
SLM Corp., Series A, MTN, 5.000%, 6/15/2018		145,000		96,190
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		2,920,000		2,439,374
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		235,000		188,872
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		405,000		364,253
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		7,986,000		6,831,903
SLM Corp., Series B, MTN, 1.766%, 9/15/2009(c)		500,000		492,400

				13,738,309

Non-Captive Diversified – 3.5%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		845,000		489,499
CIT Group, Inc., 4.750%, 12/15/2010		135,000		105,976
CIT Group, Inc., 5.050%, 9/15/2014		500,000		251,267
CIT Group, Inc., 5.400%, 2/13/2012		64,000		43,680
CIT Group, Inc., 5.400%, 1/30/2016		108,000		60,984
CIT Group, Inc., 5.500%, 12/01/2014	GBP	800,000		671,241
CIT Group, Inc., 5.600%, 4/27/2011		432,000		323,932
CIT Group, Inc., 5.800%, 10/01/2036		561,000		311,355
CIT Group, Inc., 5.850%, 9/15/2016		10,000		5,646
CIT Group, Inc., 12.000%, 12/18/2018, 144A		4,237,000		2,054,945
CIT Group, Inc., EMTN, 3.800%, 11/14/2012	EUR	750,000		631,282
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	1,150,000		806,638
CIT Group, Inc., EMTN, 5.000%, 5/13/2014	EUR	550,000		408,931
CIT Group, Inc., EMTN, 5.500%, 12/20/2016	GBP	600,000		493,560
CIT Group, Inc., GMTN, 4.250%, 2/01/2010		85,000		76,312
CIT Group, Inc., GMTN, 4.250%, 9/22/2011	EUR	400,000		387,186
CIT Group, Inc., GMTN, 5.000%, 2/13/2014		673,000		399,669
CIT Group, Inc., GMTN, 5.000%, 2/01/2015		263,000		154,909
CIT Group, Inc., MTN, 4.250%, 3/17/2015	EUR	1,000,000		715,453
CIT Group, Inc., MTN, 5.125%, 9/30/2014		762,000		449,147
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		265,000		128,525
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		250,000		141,055

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012	AUD	830,000	$668,924
General Electric Capital Corp., 5.625%, 5/01/2018		35,000	33,102
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		170,000	134,536
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016	NZD	1,345,000	765,516
General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014	NZD	2,500,000	1,510,587
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		1,145,000	1,113,936
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015	NZD	9,210,000	5,172,308
GMAC LLC, 4.750%, 9/14/2009, 144A		874,000	849,965
GMAC LLC, 5.750%, 9/27/2010, 144A		309,000	281,190
GMAC LLC, 6.000%, 12/15/2011, 144A		1,305,000	1,115,775
GMAC LLC, 6.875%, 8/28/2012, 144A		224,000	187,040
GMAC LLC, 7.000%, 2/01/2012, 144A		253,000	214,544
GMAC LLC, 7.500%, 12/31/2013, 144A		682,000	528,550
GMAC LLC, 8.000%, 12/31/2018, 144A		1,460,000	927,100
GMAC LLC, 8.000%, 11/01/2031, 144A		181,000	126,700
iStar Financial, Inc., 5.500%, 6/15/2012		85,000	43,138
iStar Financial, Inc., 5.650%, 9/15/2011		135,000	78,300
iStar Financial, Inc., 5.875%, 3/15/2016		30,000	12,000
iStar Financial, Inc., 6.050%, 4/15/2015		30,000	12,000
iStar Financial, Inc., 8.625%, 6/01/2013		2,495,000	1,297,400
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		95,000	39,900
iStar Financial, Inc., Series B, 5.950%, 10/15/2013		1,245,000	544,688

			24,768,391

Oil Field Services – 0.1%
North American Energy Partners, Inc., 8.750%, 12/01/2011		1,000,000	870,000

Packaging – 0.3%
Owens-Illinois, Inc., 7.800%, 5/15/2018		2,000,000	1,887,500

Paper – 1.7%
Georgia-Pacific LLC, 7.250%, 6/01/2028		2,000,000	1,495,000
Georgia-Pacific LLC, 7.375%, 12/01/2025		2,868,000	2,222,700
Georgia-Pacific LLC, 7.750%, 11/15/2029		6,005,000	4,698,912
Georgia-Pacific LLC, 8.000%, 1/15/2024		132,000	112,200
Jefferson Smurfit Corp., 7.500%, 6/01/2013(b)		335,000	123,531
Westvaco Corp., 7.950%, 2/15/2031		1,045,000	922,633
Westvaco Corp., 8.200%, 1/15/2030		1,080,000	954,077
Weyerhaeuser Co., 7.375%, 3/15/2032		1,565,000	1,249,113

			11,778,166

Pharmaceuticals – 0.6%
Elan Financial PLC, 7.750%, 11/15/2011		4,235,000	3,917,375
Elan Financial PLC, 8.875%, 12/01/2013		335,000	306,525

			4,223,900

Pipelines – 1.9%
DCP Midstream LP, 6.450%, 11/03/2036, 144A		1,740,000	1,391,910
El Paso Corp., 6.950%, 6/01/2028		925,000	695,954

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Pipelines – continued
El Paso Corp., 12.000%, 12/12/2013		$2,195,000	$2,414,500
El Paso Corp., GMTN, 7.800%, 8/01/2031		250,000	203,927
Enterprise Products Operating LLP, 6.300%, 9/15/2017		1,550,000	1,557,688
Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A		300,000	329,725
Knight, Inc., 6.500%, 9/01/2012		90,000	87,975
Knight, Inc., Senior Note, 5.150%, 3/01/2015		305,000	264,588
Plains All American Pipeline LP, 6.125%, 1/15/2017		1,785,000	1,721,170
Plains All American Pipeline LP, 6.650%, 1/15/2037		3,850,000	3,571,841
Williams Cos., Inc. (The), 7.500%, 1/15/2031		1,000,000	880,000

			13,119,278

Property & Casualty Insurance – 1.8%
Allstate Corp., 5.950%, 4/01/2036		540,000	471,504
Axis Capital Holdings Ltd., 5.750%, 12/01/2014		80,000	72,097
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014		1,190,000	1,158,474
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015		775,000	738,365
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033		180,000	142,445
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019		4,570,000	5,142,708
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A		1,545,000	587,100
Travelers Cos., Inc. (The), 6.250%, 6/15/2037		895,000	926,899
Travelers Property Casualty Corp., 6.375%, 3/15/2033		1,400,000	1,468,134
White Mountains RE Group, 6.375%, 3/20/2017, 144A		2,140,000	1,678,873

			12,386,599

Railroads – 0.2%
CSX Corp., MTN, 6.000%, 10/01/2036		1,575,000	1,426,690
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)		500,000	250,000

			1,676,690

REITs – 1.9%
Camden Property Trust, 5.700%, 5/15/2017		1,495,000	1,329,055
Duke Realty LP, 5.950%, 2/15/2017		210,000	162,785
ERP Operating LP, 5.125%, 3/15/2016		70,000	64,197
Highwoods Properties, Inc., 5.850%, 3/15/2017		3,485,000	2,775,419
Highwoods Properties, Inc., 7.500%, 4/15/2018		475,000	411,021
ProLogis, 5.625%, 11/15/2015		100,000	79,291
ProLogis, 5.750%, 4/01/2016		80,000	63,056
Realty Income Corp., 6.750%, 8/15/2019		1,000,000	900,901
Simon Property Group LP, 5.250%, 12/01/2016		1,125,000	999,318
Simon Property Group LP, 5.300%, 5/30/2013		685,000	662,373
Simon Property Group LP, 5.750%, 12/01/2015		350,000	322,344
Simon Property Group LP, 5.875%, 3/01/2017		200,000	183,630
Simon Property Group LP, 6.750%, 5/15/2014		3,500,000	3,516,814
Simon Property Group LP, 10.350%, 4/01/2019		2,030,000	2,306,555

			13,776,759

Restaurants – 0.1%
McDonald’s Corp., EMTN, 3.628%, 10/10/2010	SGD	1,000,000	701,409

Retailers – 1.7%
Dillard’s, Inc., 7.750%, 7/15/2026		1,025,000	486,875
Foot Locker, Inc., 8.500%, 1/15/2022		1,100,000	957,000

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Retailers – continued
Home Depot, Inc. (The), 5.875%, 12/16/2036		$6,693,000		$5,904,993
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		2,110,000		1,561,649
J.C. Penney Corp., Inc., 7.125%, 11/15/2023		575,000		507,452
Toys R Us, Inc., 7.375%, 10/15/2018		3,240,000		2,316,600
Toys R Us, Inc., 7.875%, 4/15/2013		750,000		626,250

				12,360,819

Sovereigns – 4.6%
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	2,915,000,000		257,338
Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024	IDR	33,387,000,000		2,800,295
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	7,590,000,000		549,582
Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016	MXN	578,000	(†††)	4,217,064
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	125,000	(†††)	961,688
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	305,000	(†††)	2,225,731
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	501,000	(†††)	4,090,788
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	3,240,000		2,724,079
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	845,000		697,956
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	4,280,000		3,313,836
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	2,150,000		1,788,550
Republic of Brazil, 10.250%, 1/10/2028	BRL	14,885,000		7,482,381
Republic of Brazil, 12.500%, 1/05/2022	BRL	625,000		354,044
Republic of Iceland, Zero Coupon Bond, 7/15/2009	ISK	107,480,000		630,528
Republic of Iceland, Zero Coupon Bond, 9/15/2009	ISK	54,080,000		313,642
Republic of Iceland, 7.000%, 3/17/2010	ISK	21,715,000		128,515

				32,536,017

Supermarkets – 1.2%
American Stores Co., 8.000%, 6/01/2026		25,000		21,813
New Albertson’s, Inc., 7.450%, 8/01/2029		6,515,000		5,342,300
New Albertson’s, Inc., 7.750%, 6/15/2026		1,470,000		1,253,175
New Albertson’s, Inc., 8.000%, 5/01/2031		565,000		484,487
New Albertson’s, Inc., 8.700%, 5/01/2030		5,000		4,363
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		1,745,000		1,273,850

				8,379,988

Supranational – 4.2%
Eurofima, EMTN, 11.000%, 2/05/2010	ISK	20,000,000		120,562
European Investment Bank, EMTN, 4.600%, 1/30/2037, 144A	CAD	6,000,000		4,532,640
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	19,735,000		12,387,346
International Bank for Reconstruction & Development, 1.430%, 3/05/2014	SGD	17,000,000		11,328,697
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	210,000,000		1,239,840

				29,609,085

Technology – 2.2%
Agilent Technologies, Inc., 6.500%, 11/01/2017		5,215,000		4,539,183
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		250,000		141,875

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Technology – continued
Amkor Technology, Inc., 7.125%, 3/15/2011		$640,000	$632,000
Amkor Technology, Inc., 7.750%, 5/15/2013		530,000	486,275
Arrow Electronics, Inc., 6.875%, 7/01/2013		2,850,000	2,923,040
Avnet, Inc., 6.000%, 9/01/2015		1,645,000	1,512,696
Avnet, Inc., 6.625%, 9/15/2016		130,000	121,887
Corning, Inc., 6.200%, 3/15/2016		250,000	242,111
Corning, Inc., 6.850%, 3/01/2029		450,000	417,508
Corning, Inc., 7.250%, 8/15/2036		1,175,000	1,139,701
Motorola, Inc., 5.220%, 10/01/2097		515,000	229,431
Motorola, Inc., 6.500%, 11/15/2028		815,000	554,200
Motorola, Inc., 6.625%, 11/15/2037		995,000	676,600
Nortel Networks Capital Corp., 7.875%, 6/15/2026(b)		150,000	46,875
Nortel Networks Ltd., 6.875%, 9/01/2023(b)		1,325,000	168,938
Nortel Networks Ltd., 10.125%, 7/15/2013(b)		1,000,000	340,000
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		1,100,100	1,114,685

			15,287,005

Textile – 0.1%
Kellwood Co., 7.625%, 10/15/2017(d)		3,250,000	487,500

Tobacco – 1.6%
Altria Group, Inc., 9.250%, 8/06/2019		6,465,000	7,259,619
Reynolds American, Inc., 6.750%, 6/15/2017		3,320,000	3,099,894
Reynolds American, Inc., 7.250%, 6/15/2037		810,000	668,699

			11,028,212

Transportation Services – 0.5%
APL Ltd., 8.000%, 1/15/2024(d)		2,500,000	1,559,925
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016		1,227,853	761,269
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 7/02/2017		374,379	303,247
Atlas Air, Inc., Series B, 7.680%, 1/02/2014		1,414,592	1,018,506

			3,642,947

Treasuries – 17.6%
Canadian Government, 2.750%, 12/01/2010	CAD	12,760,000	11,272,330
Canadian Government, 3.750%, 9/01/2011	CAD	18,145,000	16,379,406
Canadian Government, 3.750%, 6/01/2012	CAD	14,255,000	12,915,105
Canadian Government, 3.750%, 6/01/2019	CAD	7,385,000	6,554,469
Canadian Government, 4.250%, 9/01/2009	CAD	16,520,000	14,296,266
Canadian Government, 4.250%, 6/01/2018	CAD	9,615,000	8,917,320
Canadian Government, 5.250%, 6/01/2012	CAD	22,355,000	21,060,960
Norwegian Government, 4.250%, 5/19/2017	NOK	56,415,000	8,980,541
Norwegian Government, 5.000%, 5/15/2015	NOK	9,425,000	1,571,032
Norwegian Government, 6.000%, 5/16/2011	NOK	11,705,000	1,954,465
Norwegian Government, 6.500%, 5/15/2013	NOK	8,410,000	1,470,515
U.S. Treasury Bond, 3.500%, 2/15/2039		21,000,000	18,158,490

			123,530,899

Wireless – 1.2%
ALLTEL Corp., 6.800%, 5/01/2029		150,000	155,586
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		4,585,000	3,656,537
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		745,000	616,488
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		1,745,000	1,374,187

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wireless – continued
Rogers Cable, Inc., 5.500%, 3/15/2014		$150,000	$155,577
Sprint Capital Corp., 6.875%, 11/15/2028		1,262,000	896,020
Sprint Capital Corp., 6.900%, 5/01/2019		870,000	719,925
Sprint Capital Corp., 8.750%, 3/15/2032		300,000	241,500
Sprint Nextel Corp., 6.000%, 12/01/2016		898,000	734,115

			8,549,935

Wirelines – 3.8%
AT&T Corp., 6.500%, 3/15/2029		355,000	339,308
AT&T, Inc., 6.500%, 9/01/2037		6,600,000	6,546,197
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	195,000	158,255
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	690,000	607,834
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	600,000	461,956
Embarq Corp., 7.082%, 6/01/2016		235,000	229,499
Embarq Corp., 7.995%, 6/01/2036		200,000	175,875
GTE Corp., 6.940%, 4/15/2028		350,000	350,934
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(b)		75,000	7
Level 3 Financing, Inc., 9.250%, 11/01/2014		500,000	410,000
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		3,305,000	2,544,850
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		7,205,000	4,899,400
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		350,000	267,750
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		775,000	550,250
Qwest Corp., 6.875%, 9/15/2033		790,000	576,700
Qwest Corp., 7.200%, 11/10/2026		1,780,000	1,343,900
Qwest Corp., 7.250%, 9/15/2025		1,220,000	933,300
Telecom Italia Capital SA, 6.000%, 9/30/2034		1,330,000	1,123,327
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,320,000	1,173,157
Telefonica Emisiones SAU, 5.877%, 7/15/2019		75,000	77,324
Telefonica Emisiones SAU, 7.045%, 6/20/2036		209,000	231,600
Verizon Communications, Inc., 5.850%, 9/15/2035		3,975,000	3,697,144

			26,698,567

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $681,370,725)			635,617,985

CONVERTIBLE BONDS – 2.7%
Construction Machinery – 0.0%
United Rentals North America, Inc., 1.875%, 10/15/2023		50,000	45,875

Electric – 0.1%
CMS Energy Corp., 5.500%, 6/15/2029		500,000	520,000

Healthcare – 0.1%
Affymetrix, Inc., 3.500%, 1/15/2038		604,000	448,470

Industrial Other – 0.1%
Incyte Corp., 3.500%, 2/15/2011		1,290,000	893,325

Life Insurance – 0.1%
MetLife, Inc., 6.400%, 12/15/2036		1,000,000	715,000

Lodging – 0.2%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A		1,430,000	1,213,713

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Media Non-Cable – 0.1%
Liberty Media LLC, 3.500%, 1/15/2031	$454,134	$202,090
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(f)	50,000	35,250

		237,340

Metals & Mining – 0.4%
ArcelorMittal, 5.000%, 5/15/2014	600,000	757,500
Steel Dynamics, Inc., 5.125%, 6/15/2014	235,000	258,500
United States Steel Corp., 4.000%, 5/15/2014	1,540,000	2,015,475

		3,031,475

Non-Captive Diversified – 0.0%
iStar Financial, Inc., 1.708%, 10/01/2012(c)	380,000	143,716

Pharmaceuticals – 0.4%
Human Genome Sciences, Inc., 2.250%, 10/15/2011	175,000	105,875
Human Genome Sciences, Inc., 2.250%, 8/15/2012	205,000	111,212
Nektar Therapeutics, 3.250%, 9/28/2012	1,065,000	782,775
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	825,000	840,469
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	1,095,000	1,137,431

		2,977,762

Pipelines – 0.2%
CenterPoint Energy Resources Corp., 6.000%, 3/15/2012	1,467,700	1,416,330

Technology – 0.5%
Intel Corp., 2.950%, 12/15/2035	130,000	109,200
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,585,000	2,298,881
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	380,000	313,500
Maxtor Corp., 5.750%, 3/01/2012(d)	363,000	301,290
Nortel Networks Corp., 2.125%, 4/15/2014(b)	248,000	81,220
Richardson Electronics Ltd., 7.750%, 12/15/2011	263,000	215,660

		3,319,751

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	63,000	57,409

Wirelines – 0.5%
Level 3 Communications, Inc., 7.000%, 3/15/2015(d)	3,040,000	3,252,800
Qwest Communications International, Inc., 3.500%, 11/15/2025	250,000	246,250

		3,499,050

TOTAL CONVERTIBLE BONDS (Identified Cost $19,344,718)		18,519,216

MUNICIPALS – 0.2%
Michigan – 0.2%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(d) (Identified Cost $2,434,860)	2,435,000	1,622,514

TOTAL BONDS AND NOTES (Identified Cost $703,150,303)		655,759,715

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BANK LOANS – 0.3%
Food & Beverage – 0.0%
Dole Food Co., Inc., Credit Link Deposit, 7.979%, 4/12/2013(g)	$17,547	$17,536
Dole Food Co., Inc., Tranche B Term Loan, 8.000%, 4/12/2013(g)	11,302	11,295
Dole Food Co., Inc., Tranche C Term Loan, 8.000%, 4/12/2013(g)	54,969	54,935

		83,766

Media Non-Cable – 0.1%
Idearc, Inc., Term Loan B, 6.250%, 11/17/2014(b)(g)	1,609,994	678,210
Tribune Co., Term Loan X, 5.000%, 4/10/2010(b)(g)	74,971	25,136

		703,346

Technology – 0.1%
Sungard Data Systems, Inc., Tranche A, 2.463%, 2/28/2014(g)	800,893	740,225

Wirelines – 0.1%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(g)(h)	478,693	284,224
Level 3 Financing, Inc., Tranche A Term Loan, 3.155%, 3/13/2014(g)	345,000	285,301

		569,525

TOTAL BANK LOANS (Identified Cost $2,722,670)		2,096,862

	Shares
PREFERRED STOCKS – 1.7%
CONVERTIBLE PREFERRED STOCKS – 1.1%
Automotive – 0.2%
Ford Motor Co. Capital Trust II, 6.500%	79,845	1,758,986

Capital Markets – 0.1%
Newell Financial Trust I, 5.250%	25,075	662,920

Diversified Financial Services – 0.2%
Sovereign Capital Trust IV, 4.375%	55,343	1,106,860

Electric Utilities – 0.1%
AES Trust III, 6.750%	10,000	427,500

Machinery – 0.1%
United Rentals Trust, 6.500%	30,199	566,231

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp., 4.500%	775	49,600
El Paso Energy Capital Trust I, 4.750%	20,200	636,300

		685,900

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%	2,500	13,125

Semiconductors & Semiconductor Equipment – 0.3%
Lucent Technologies Capital Trust, 7.750%	3,715	2,191,850

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $10,672,629)		7,413,372

13

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
NON-CONVERTIBLE PREFERRED STOCKS – 0.6%
Diversified Financial Services – 0.4%
Bank of America Corp., 6.375%	5,000	$81,550
Bank of America Corp., Series L, 7.250%	2,844	2,346,300
Preferred Blocker, Inc., 144A, 7.000%	1,121	482,100

		2,909,950

Electric Utilities – 0.1%
Entergy New Orleans, Inc., 4.360%	90	6,193
Entergy New Orleans, Inc., 4.750%	2,876	201,320
MDU Resources Group, Inc., 5.100%	254	24,987
Public Service Electric & Gas Co., 4.180%	1,950	135,915
Union Electric Co., 4.500%	4,670	336,240
Xcel Energy, Inc., 4.110%	100	6,837

		711,492

Thrifts & Mortgage Finance – 0.1%
Countrywide Capital IV, 6.750%	20,975	345,039
Federal Home Loan Mortgage Corp., 5.000%(e)(i)	4,150	5,810
Federal Home Loan Mortgage Corp., 5.570%(e)(i)	63,750	54,825
Federal Home Loan Mortgage Corp., 5.660%(e)(i)	18,900	17,577
Federal Home Loan Mortgage Corp., 5.700%(e)(i)	6,550	8,843
Federal Home Loan Mortgage Corp., 5.790%(e)(i)	12,100	15,125
Federal Home Loan Mortgage Corp., 5.810%(e)(i)	4,250	7,225
Federal Home Loan Mortgage Corp., 5.900%(e)(i)	9,400	8,460
Federal Home Loan Mortgage Corp., 6.000%(e)(i)	5,350	7,169
Federal Home Loan Mortgage Corp., 6.420%(e)(i)	3,800	6,080
Federal Home Loan Mortgage Corp., 6.550%(e)(i)	24,825	20,357
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(e)(i)	88,575	108,061
Federal National Mortgage Association, 4.750%(e)(i)	8,200	12,464
Federal National Mortgage Association, 5.125%(e)(i)	2,900	4,263
Federal National Mortgage Association, 5.375%(e)(i)	5,800	9,976
Federal National Mortgage Association, 5.810%(e)(i)	2,400	3,672
Federal National Mortgage Association, 6.750%(e)(i)	3,750	4,500
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(e)(i)	119,675	160,364

		799,810

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $9,015,791)		4,421,252

TOTAL PREFERRED STOCKS (Identified Cost $19,688,420)		11,834,624

COMMON STOCKS – 1.4%
Biotechnology – 0.6%
EPIX Pharmaceuticals, Inc.(d)(e)(j)(m)	84,750	9,322
EPIX Pharmaceuticals, Inc., Contingent Value Rights(e)	250	—

14

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Biotechnology – continued
Vertex Pharmaceuticals, Inc.(e)	127,420	$4,541,249

		4,550,571

Containers & Packaging – 0.1%
Owens-Illinois, Inc.(e)	35,353	990,238

Electronic Equipment Instruments & Components – 0.5%
Corning, Inc.	205,167	3,294,982

Oil, Gas & Consumable Fuels – 0.2%
Chesapeake Energy Corp.	54,259	1,075,956

TOTAL COMMON STOCKS (Identified Cost $7,974,296)		9,911,747

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 2.4%
Federal Home Loan Bank Discount Note, 0.010%, 7/01/2009(k)	$13,475,000	13,475,000
Repurchase Agreement with State Street Corp., dated 6/30/2009 at 0.000%, to be repurchased at $4,281 on 7/1/2009 collateralized by $5,000 U.S. Treasury Bill, due 10/01/2009 valued at $4,998 including accrued interest(l)	4,281	4,281
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $3,477,160, on 7/1/2009 collateralized by $3,335,000 Federal National Mortgage Association, 7.125% due 6/15/2010 valued at $3,551,775 including accrued interest(l)	3,477,160	3,477,160

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,956,441)		16,956,441

TOTAL INVESTMENTS – 99.1% (Identified Cost $750,492,130)(a)		696,559,389
Other assets less liabilities—0.9%		6,331,733

NET ASSETS – 100.0%		$702,891,122

15

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $751,369,070 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$26,860,040
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(81,669,721)

Net unrealized depreciation	$(54,809,681)

(b)	Non-income producing due to bankruptcy filing.

(c)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(d)	Illiquid security. At June 30, 2009, the value of these securities amounted to $18,460,312 or 2.6% of net assets.

(e)	Non-income producing security.

(f)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(g)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2009.

(h)	All or a portion of interest payment is paid-in-kind.

(i)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(j)	Fair valued security by the Fund’s Investment Adviser. At June 30, 2009 the value of these securities amounted to $9,322 or 0.0% of net assets.

(k)	Rate represents discount rate at time of purchase.

(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(m)	Security subject to restrictions on resale. This security was acquired on May 8, 2009 at a cost of $150,276. At June 30, 2009, the value of this security amounted to $9,322 or 0.0% of net assets.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the total value of these securities amounted to $65,164,293 or 9.3% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note

16

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thai Baht

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
Non-Convertible Bonds
ABS Credit Card	$—	$4,030,289	$—	$4,030,289
ABS Other	—	644,002	—	644,002
Aerospace & Defense	—	133,000	—	133,000
Airlines	—	2,922,815	1,003,706	3,926,521
Automotive	—	21,518,852	—	21,518,852
Banking	—	55,269,728	—	55,269,728
Building Materials	—	8,275,351	—	8,275,351
Chemicals	—	8,796,852	1,736,000	10,532,852
Commercial Mortgage-Backed Securities	—	751,371	—	751,371
Construction Machinery	—	2,216,003	—	2,216,003
Distributors	—	838,179	—	838,179
Electric	—	23,473,002	335,337	23,808,339
Entertainment	—	9,826,780	—	9,826,780
Food & Beverage	—	7,270,205	—	7,270,205
Government Owned - No Guarantee	—	1,330,000	—	1,330,000
Health Insurance	—	1,770,342	—	1,770,342
Healthcare	—	15,942,968	—	15,942,968
Home Construction	—	6,968,164	—	6,968,164
Independent Energy	—	15,533,984	—	15,533,984
Industrial Other	—	1,134,000	—	1,134,000
Integrated Energy	—	—	1,222,513	1,222,513
Life Insurance	—	833,400	355,000	1,188,400
Local Authorities	—	31,724,428	—	31,724,428
Lodging	—	129,750	—	129,750
Media Cable	—	27,289,047	—	27,289,047
Media Non-Cable	—	2,909,273	—	2,909,273
Metals & Mining	—	8,395,669	—	8,395,669

17

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Non-Captive Consumer	$—	$13,588,309	$150,000	$13,738,309
Non-Captive Diversified	—	21,013,957	3,754,434	24,768,391
Oil Field Services	—	870,000	—	870,000
Packaging	—	1,887,500	—	1,887,500
Paper	—	11,654,635	123,531	11,778,166
Pharmaceuticals	—	4,223,900	—	4,223,900
Pipelines	—	13,119,278	—	13,119,278
Property & Casualty Insurance	—	10,707,726	1,678,873	12,386,599
Railroads	—	1,676,690	—	1,676,690
REITs	—	13,776,759	—	13,776,759
Restaurants	—	701,409	—	701,409
Retailers	—	11,873,944	486,875	12,360,819
Sovereigns	—	31,591,847	944,170	32,536,017
Supermarkets	—	8,379,988	—	8,379,988
Supranational	—	29,609,085	—	29,609,085
Technology	—	15,071,192	215,813	15,287,005
Textile	—	487,500	—	487,500
Tobacco	—	11,028,212	—	11,028,212
Transportation Services	—	3,642,947	—	3,642,947
Treasuries	—	123,530,899	—	123,530,899
Wireless	—	8,549,935	—	8,549,935
Wirelines	—	26,698,567	—	26,698,567

Total Non-Convertible Bonds	—	623,611,733	12,006,252	635,617,985

Convertible Bonds
Construction Machinery	—	45,875	—	45,875
Electric	—	520,000	—	520,000
Healthcare	—	448,470	—	448,470
Industrial Other	—	893,325	—	893,325
Life Insurance	—	715,000	—	715,000
Lodging	—	1,213,713	—	1,213,713
Media Non-Cable	—	237,340	—	237,340
Metals & Mining	—	3,031,475	—	3,031,475
Non-Captive Diversified	—	143,716	—	143,716
Pharmaceuticals	—	2,977,762	—	2,977,762
Pipelines	—	1,416,330	—	1,416,330
Technology	—	3,238,531	81,220	3,319,751
Textile	—	57,409	—	57,409
Wirelines	—	246,250	3,252,800	3,499,050

Total Convertible Bonds	—	15,185,196	3,334,020	18,519,216

Municipals
Michigan	—	1,622,514	—	1,622,514

Total Bonds and Notes	—	640,419,443	15,340,272	655,759,715

Bank Loans
Food & Beverage	—	83,766	—	83,766
Media Non-Cable	—	703,346	—	703,346
Technology	—	740,225	—	740,225
Wirelines	—	569,525	—	569,525

Total Bank Loans	—	2,096,862	—	2,096,862

Preferred Stocks
Convertible Preferred Stocks
Automotive	1,758,986	—	—	1,758,986
Capital Markets	—	662,920	—	662,920
Diversified Financial Services	—	—	1,106,860	1,106,860

18

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Electric Utilities	$—	$427,500	$—	$427,500
Machinery	—	566,231	—	566,231
Oil, Gas & Consumable Fuels	49,600	636,300	—	685,900
REITs	—	—	13,125	13,125
Semiconductors & Semiconductor Equipment	—	—	2,191,850	2,191,850

Total Convertible Preferred Stocks	1,808,586	2,292,951	3,311,835	7,413,372

Non-Convertible Preferred Stocks
Diversified Financial Services	81,550	2,828,400	—	2,909,950
Electric Utilities	478,992	232,500	—	711,492
Thrifts & Mortgage Finance	538,227	261,583	—	799,810

Total Non-Convertible Preferred Stocks	1,098,769	3,322,483	—	4,421,252

Total Preferred Stocks	2,907,355	5,615,434	3,311,835	11,834,624

Common Stocks
Biotechnology	4,541,249	—	9,322	4,550,571
Containers & Packaging	990,238	—	—	990,238
Electronic Equipment Instruments & Components	3,294,982	—	—	3,294,982
Oil, Gas & Consumable Fuels	1,075,956	—	—	1,075,956

Total Common Stocks	9,902,425	—	9,322	9,911,747

Short-Term Investments	3,481,441	13,475,000	—	16,956,441

Total	$16,291,221	$661,606,739	$18,661,429	$696,559,389

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$—	$—	$8,706	$995,000	$—	$—	$—	$1,003,706
Banking	2,149,000	103,881	—	(1,810,881)	—	—	—	(442,000)	—
Chemicals	—	19,986	—	(1,165,586)	—	—	2,881,600	—	1,736,000
Electric	—	1,269	—	(183,707)	—	—	517,775	—	335,337
Industrial Other	756,000	—	—	378,000	—	—	—	(1,134,000)	—
Integrated Energy	1,402,556	—	1,041	(29,789)	—	(151,295)	—	—	1,222,513
Life Insurance	6,011,553	3,083	858,091	4,046,148	—	(11,051,160)	487,285	—	355,000
Media Non-Cable	14,500	927	(23,552)	16,050	—	(7,925)	—	—	—
Non-Captive Consumer	—	3,306	—	26,694	—	—	120,000	—	150,000
Non-Captive Diversified	1,222,550	56,796	42,307	(625,481)	3,459,375	(1,685,489)	2,581,776	(1,297,400)	3,754,434
Paper	—	2,530	—	(150,349)	—	—	271,350	—	123,531
Property & Casualty Insurance	818,850	12,330	—	(455,187)	—	—	1,889,980	(587,100)	1,678,873

19

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Retailers	$—	$939	$—	$(98,314)	$—	$—	$584,250	$—	$486,875
Sovereigns	—	35,125	—	132,881	776,164	—	—	—	944,170
Technology	596,000	2,254	—	(382,441)	—	—	—	—	215,813
Convertible Bonds
Healthcare	125,000	1,423	—	68,853	—	(195,276)	—	—	—
Technology	—	8,325	—	(45,835)	—	—	118,730	—	81,220
Wirelines	—	118	—	273,482	2,979,200	—	—	—	3,252,800
Preferred Stocks
Convertible Preferred Stocks
Diversified Financial Services	—	—	—	(89,512)	500,000	—	696,372	—	1,106,860
REITs	—	—	—	(17,500)	—	—	30,625	—	13,125
Semiconductors & Semiconductor Equipment	1,726,175	—	—	465,675	—	—	—	—	2,191,850
Common Stocks
Biotechnology	—	—	—	(140,954)	150,276	—	—	—	9,322

Total	$14,822,184	$252,292	$877,887	$220,953	$8,860,015	$(13,091,145)	$10,179,743	$(3,460,500)	$18,661,429

20

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

NET ASSET SUMMARY AT JUNE 30, 2009 (Unaudited)

Treasuries	17.6%
Banking	7.9
Sovereigns	4.6
Local Authorities	4.5
Wirelines	4.4
Supranational	4.2
Media Cable	3.9
Non-Captive Diversified	3.5
Electric	3.5
Automotive	3.3
Technology	2.8
Healthcare	2.4
Independent Energy	2.2
Pipelines	2.1
Other Investments, less then 2% each	29.8
Short-Term Investments	2.4

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

CURRENCY EXPOSURE AT JUNE 30, 2009 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	65.4%
Canadian Dollar	17.7
New Zealand Dollar	2.8
Brazilian Real	2.2
Norwegian Krone	2.0
Other, less then 2% each	9.0

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

21

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 94.5%
NON-CONVERTIBLE BONDS – 94.3%
Argentina – 0.3%
Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A		$8,050,000	$5,876,500

Australia – 0.8%
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	16,675,000	14,019,758
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	445,000	344,546

			14,364,304

Austria – 1.2%
Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010	JPY	1,944,000,000	20,269,058
Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A		2,851,000	1,197,420

			21,466,478

Belgium – 3.2%
Anheuser-Busch InBev NV, 6.500%, 6/23/2017	GBP	3,750,000	6,099,783
Kingdom of Belgium, 5.500%, 9/28/2017	EUR	31,055,000	48,913,144

			55,012,927

Bermuda – 0.8%
Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018		1,375,000	1,375,325
Noble Group Ltd., 8.500%, 5/30/2013, 144A		4,805,000	4,564,750
Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A		2,300,000	2,339,967
White Mountains RE Group, 6.375%, 3/20/2017, 144A		6,760,000	5,303,355

			13,583,397

Brazil – 1.1%
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 6/10/2019, 144A		6,900,000	6,913,800
ISA Capital Do Brasil SA, 7.875%, 1/30/2012, 144A		1,100,000	1,133,000
Republic of Brazil, 10.250%, 1/10/2028	BRL	15,750,000	7,917,198
Telemar Norte Leste SA, 9.500%, 4/23/2019, 144A		3,200,000	3,484,000

			19,447,998

Canada – 3.6%
ArcelorMittal USA Partnership, 9.750%, 4/01/2014		1,000,000	1,047,740
Barrick Gold Corp., 6.950%, 4/01/2019		970,000	1,086,406
Bell Aliant Regional Communications, 5.410%, 9/26/2016	CAD	4,280,000	3,574,719
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	1,240,000	1,049,418
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	160,000	129,850
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	3,180,000	2,801,320
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	3,090,000	2,379,073
Bombardier, Inc., 7.250%, 11/15/2016, 144A	EUR	1,000,000	1,192,422
Canadian Government, 4.250%, 9/01/2009	CAD	600,000	519,235
Canadian Government, 4.500%, 6/01/2015	CAD	32,303,000	30,463,383
Canadian Pacific Railway Co., 5.750%, 3/15/2033		810,000	652,942
Canadian Pacific Railway Co., 5.950%, 5/15/2037(b)		1,745,000	1,428,295
Province of Quebec, 1.600%, 5/09/2013	JPY	766,000,000	7,707,064
Rogers Communications, Inc., 8.000%, 12/15/2012		1,500,000	1,545,000
Shaw Communications, Inc., 6.500%, 6/02/2014	CAD	1,550,000	1,421,885
Teck Resources Ltd., 9.750%, 5/15/2014, 144A		4,620,000	4,781,700

			61,780,452

Cayman Islands – 1.9%
Embraer Overseas Ltd., 6.375%, 1/24/2017		5,580,000	5,231,250
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A		1,170,000	959,400

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Cayman Islands – continued
Odebrecht Finance Ltd., 7.500%, 10/18/2017, 144A		$4,650,000	$4,615,125
Petrobras International Finance Co., 5.875%, 3/01/2018		15,600,000	15,333,427
Vale Overseas Ltd., 6.875%, 11/21/2036		6,578,000	6,245,844

			32,385,046

France – 4.0%
France Telecom SA, EMTN, 4.750%, 2/21/2017	EUR	4,010,000	5,693,887
Government of France, 5.000%, 10/25/2016	EUR	10,070,000	15,672,293
Lafarge SA, EMTN, 4.750%, 3/23/2020	EUR	3,335,000	3,778,826
Lafarge SA, EMTN, 5.375%, 6/26/2017	EUR	2,950,000	3,622,189
PPR SA, EMTN, 4.000%, 1/29/2013	EUR	3,235,000	4,396,334
Veolia Environnement, 6.000%, 6/01/2018		9,900,000	10,090,644
Veolia Environnement, EMTN, 5.125%, 5/24/2022	EUR	3,970,000	4,834,056
Vivendi, 3.875%, 2/15/2012	EUR	2,405,000	3,404,824
Wendel, 4.375%, 8/09/2017	EUR	4,550,000	4,308,500
Wendel, 4.875%, 5/26/2016	EUR	10,150,000	9,753,660
WPP Finance SA, 5.250%, 1/30/2015	EUR	2,400,000	3,133,550

			68,688,763

Germany – 12.2%
Bertelsmann AG, EMTN, 3.625%, 10/06/2015	EUR	9,620,000	11,193,632
Bundesrepublik Deutschland, Series 06, 3.750%, 1/04/2017	EUR	33,340,000	48,635,284
Bundesrepublik Deutschland, Series 97, 6.500%, 7/04/2027	EUR	5,040,000	9,038,536
Kreditanstalt fuer Wiederaufbau, 1.350%, 1/20/2014	JPY	1,494,000,000	15,552,519
Kreditanstalt fuer Wiederaufbau, 2.500%, 10/11/2010	EUR	15,925,000	22,698,020
Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037	JPY	1,140,000,000	11,320,430
Kreditanstalt fuer Wiederaufbau, Series INTL, 1.850%, 9/20/2010	JPY	834,000,000	8,755,169
Muenchener Hypothekenbank eG, 5.000%, 1/16/2012	EUR	11,515,000	17,192,240
Republic of Germany, 4.000%, 4/13/2012	EUR	36,825,000	54,785,863
Republic of Germany, 4.000%, 1/04/2037	EUR	7,639,000	10,308,072

			209,479,765

India – 1.2%
Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021		17,350,000	15,253,339
ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A		7,800,000	6,082,877

			21,336,216

Indonesia – 0.7%
Indonesia Government International Bond, 7.750%, 1/17/2038, 144A		13,125,000	11,943,750

Ireland – 1.7%
Depfa ACS Bank, EMTN, 1.650%, 12/20/2016	JPY	4,140,000,000	28,366,359
Elan Financial PLC, 7.750%, 11/15/2011		60,000	55,500
Elan Financial PLC, 8.875%, 12/01/2013		920,000	841,800

			29,263,659

Italy – 0.6%
Finmeccanica SpA, EMTN, 4.875%, 3/24/2025	EUR	6,900,000	7,876,813
Telecom Italia SpA, EMTN, 5.375%, 1/29/2019	EUR	1,500,000	1,949,673

			9,826,486

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Japan – 3.5%
Development Bank of Japan, 1.750%, 3/17/2017	JPY	400,000,000		$4,280,625
Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013	JPY	1,000,000,000		10,624,892
Japan Finance Organization for Municipal Enterprises, 1.550%, 2/21/2012	JPY	1,200,000,000		12,757,544
Japan Government, 0.900%, 9/15/2009	JPY	1,500,000,000		15,593,242
Japan Government, 1.400%, 6/20/2011	JPY	660,000,000		6,999,563
Japan Government Ten Year Bond, 1.300%, 3/20/2019	JPY	1,000,000,000		10,366,243

				60,622,109

Korea – 1.4%
Export-Import Bank of Korea, 8.125%, 1/21/2014		5,000,000		5,473,150
Korea Hydro & Nuclear Power Co. Ltd., 6.250%, 6/17/2014, 144A		7,000,000		6,982,654
SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A		1,610,000		1,614,025
SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A		11,225,000		10,373,202

				24,443,031

Luxembourg – 0.9%
ArcelorMittal, 5.375%, 6/01/2013		915,000		876,375
ArcelorMittal, 6.125%, 6/01/2018		10,000		8,750
ArcelorMittal, 9.850%, 6/01/2019		2,800,000		3,021,794
Telecom Italia Capital SA, 4.950%, 9/30/2014		3,990,000		3,819,703
Telecom Italia Capital SA, 5.250%, 10/01/2015		1,660,000		1,602,459
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,910,000		1,697,522
Telecom Italia Finance SA, 7.750%, 1/24/2033	EUR	2,770,000		3,907,342

				14,933,945

Mexico – 1.2%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A		3,920,000		3,136,000
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015		8,210,000		7,060,600
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	1,373,000	(††)	10,019,436

				20,216,036

Netherlands – 3.4%
Cemex Finance Europe BV, 4.750%, 3/05/2014	EUR	8,717,000		7,904,224
Kingdom of Netherlands, 5.500%, 1/15/2028	EUR	12,995,000		20,856,607
Koninklijke KPN NV, GMTN, 4.750%, 1/17/2017	EUR	13,445,000		18,733,994
Linde Finance BV, EMTN, 4.750%, 4/24/2017	EUR	3,865,000		5,426,539
Majapahit Holding BV, 7.250%, 6/28/2017, 144A		3,340,000		2,839,000
OI European Group BV, 6.875%, 3/31/2017, 144A	EUR	1,000,000		1,220,479
Wolters Kluwer NV, 5.125%, 1/27/2014	EUR	1,635,000		2,353,752

				59,334,595

Norway – 3.7%
Norwegian Government, 4.250%, 5/19/2017	NOK	40,055,000		6,376,240
Norwegian Government, 5.000%, 5/15/2015	NOK	60,020,000		10,004,597
Norwegian Government, 6.000%, 5/16/2011	NOK	61,705,000		10,303,314
Norwegian Government, 6.500%, 5/15/2013	NOK	211,560,000		36,991,933

				63,676,084

South Africa – 1.1%
Edcon Proprietary Ltd., 4.527%, 6/15/2014, 144A(c)	EUR	8,335,000		6,781,794

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
South Africa – continued
Republic of South Africa, EMTN, 4.500%, 4/05/2016	EUR	9,090,000	$11,393,822

			18,175,616

Spain – 0.6%
Telefonica Emisiones SAU, 4.949%, 1/15/2015		8,000,000	8,131,632
Telefonica Emisiones SAU, EMTN, 4.375%, 2/02/2016	EUR	1,100,000	1,515,142

			9,646,774

Supranational – 2.6%
Asian Development Bank, 2.350%, 6/21/2027	JPY	1,700,000,000	17,306,259
European Investment Bank, 1.400%, 6/20/2017	JPY	2,189,300,000	22,396,970
European Investment Bank, EMTN, Zero Coupon Bond, 4/24/2013, 144A	IDR	90,681,660,000	5,796,697
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	8,000,000	47,232

			45,547,158

United Arab Emirates – 2.0%
Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A(b)		15,445,000	15,422,527
DP World Ltd., 6.850%, 7/02/2037, 144A(b)		28,660,000	19,058,900

			34,481,427

United Kingdom – 5.2%
Abbey National Treasury Services PLC, EMTN, 5.500%, 6/18/2014	GBP	3,500,000	5,810,776
Barclays Bank PLC, 6.050%, 12/04/2017, 144A		1,035,000	897,519
British Sky Broadcasting Group PLC, 6.100%, 2/15/2018, 144A(b)		9,150,000	9,136,577
British Sky Broadcasting Group PLC, 9.500%, 11/15/2018, 144A		1,000,000	1,195,212
British Sky Broadcasting Group PLC, Series EMTN, 6.000%, 5/21/2027	GBP	950,000	1,409,428
BSKYB Finance UK PLC, 5.750%, 10/20/2017	GBP	4,300,000	7,038,845
Imperial Tobacco Finance PLC, EMTN, 4.375%, 11/22/2013	EUR	3,300,000	4,459,253
Lloyds TSB Group PLC, 5.875%, 7/08/2014	EUR	1,235,000	1,661,056
Rexam PLC, 6.750%, 6/01/2013(d)		13,775,000	13,344,999
SABMiller PLC, 6.500%, 7/15/2018, 144A		1,500,000	1,549,540
United Kingdom Treasury, 4.250%, 6/07/2032	GBP	3,840,000	6,231,647
United Kingdom Treasury, 5.000%, 9/07/2014	GBP	4,000,000	7,238,681
United Kingdom Treasury, 5.000%, 3/07/2025	GBP	12,290,000	22,012,366
Vodafone Group PLC, 5.750%, 3/15/2016		435,000	446,584
WPP PLC, 6.000%, 4/04/2017	GBP	4,550,000	6,484,152

			88,916,635

United States – 34.4%
AES Corp. (The), 9.375%, 9/15/2010		3,000,000	3,030,000
Ahold Finance USA, Inc., EMTN, 6.500%, 3/14/2017	GBP	5,960,000	9,707,335
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		7,950,000	4,511,625
American Express Co., 6.150%, 8/28/2017		995,000	917,677
American Express Issuance Trust, Series 2005-2, Class A, 0.389%, 8/15/2013(c)		815,000	783,875
American Home Mortgage Investment Trust, series 2007-2, Class 12A1, 0.584%, 3/25/2037(c)		325,553	113,943

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		$2,250,000	$1,721,250
Anheuser-Busch InBev Worldwide, Inc., 7.200%, 1/15/2014, 144A		1,500,000	1,612,683
ARG Funding Corp., Series 2005-2A, Class A5, 0.477%, 5/20/2011, 144A(c)		1,685,000	1,575,597
Ashland, Inc., 9.125%, 6/01/2017, 144A		1,385,000	1,440,400
Bank of America Corp., 5.650%, 5/01/2018		1,500,000	1,325,446
Bank of America Credit Card Trust, Series 2006-B4, Class B4, 0.399%, 3/15/2012(c)		1,500,000	1,488,611
Bank of America Credit Card Trust, Series 2007-B2, Class B2, 0.519%, 6/15/2016(c)		1,265,000	1,061,275
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041		300,000	248,789
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044		200,000	161,861
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(c)		100,000	82,068
Biogen Idec, Inc., 6.000%, 3/01/2013(b)		4,979,000	5,095,185
Bristol-Myers Squibb Co., 4.625%, 11/15/2021	EUR	3,700,000	5,000,620
Capital One Auto Finance Trust, Series 2007-C, Class A3B, 0.829%, 4/16/2012(c)		785,329	766,405
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014		385,000	285,819
Capital One Financial Corp., 6.150%, 9/01/2016		1,090,000	964,683
Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 1.905%, 8/17/2017(c)	EUR	4,150,000	3,432,082
Capital One Multi-Asset Execution Trust, Series 2004-C4, Class C4, 0.969%, 6/15/2012(c)		550,000	547,634
Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 0.399%, 9/15/2015(c)		840,000	801,324
Cargill, Inc., 5.600%, 9/15/2012, 144A		5,595,000	5,822,146
Cargill, Inc., 7.350%, 3/06/2019, 144A		1,500,000	1,593,580
Chase Issuance Trust, Series 2007-B1, Class B1, 0.569%, 4/15/2019(c)		1,000,000	695,955
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	250,000	308,627
Chesapeake Energy Corp., 6.500%, 8/15/2017		1,990,000	1,671,600
Chesapeake Energy Corp., 6.875%, 11/15/2020		5,615,000	4,520,075
Chevron Phillips Chemical Co. LLC, 7.000%, 6/15/2014, 144A		9,500,000	9,713,056
CHS/Community Health Systems, Inc., 8.875%, 7/15/2015		3,490,000	3,420,200
Citi Credit Card Issuance Trust, Series 2001-A4, Class A4, 5.375%, 4/10/2013	EUR	5,130,000	7,091,985
Citibank Credit Card Issuance Trust, Series 2005-C1, Class C1, 5.500%, 3/24/2017		100,000	82,151
Citibank Credit Card Issuance Trust, Series 2005-C3, Class C3, 0.729%, 7/15/2014(c)		875,000	730,205
Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1, 0.715%, 2/20/2015(c)		310,000	246,896
Citigroup, Inc., 5.000%, 9/15/2014(b)		19,620,000	16,447,799
Citigroup, Inc., 6.125%, 5/15/2018		1,500,000	1,311,991

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Citigroup, Inc., 6.125%, 8/25/2036		$1,500,000	$1,116,999
Comcast Corp., 4.950%, 6/15/2016(b)		6,300,000	6,179,909
Comcast Corp., 5.900%, 3/15/2016		3,360,000	3,475,665
Comcast Corp., Class A, 5.650%, 6/15/2035		444,000	406,649
Continental Airlines, Inc., Series 1999-1C, 6.954%, 2/02/2011		557,399	550,431
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		1,595,794	1,180,888
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		526,292	373,668
Corning, Inc., 5.900%, 3/15/2014		1,675,000	1,698,076
Corning, Inc., 6.200%, 3/15/2016		3,670,000	3,554,197
Corning, Inc., 7.250%, 8/15/2036		740,000	717,769
Couche-Tard US/Finance, 7.500%, 12/15/2013		3,775,000	3,680,625
Cox Communications, Inc., 7.750%, 11/01/2010		1,500,000	1,561,494
Cox Communications, Inc., 8.375%, 3/01/2039, 144A		1,500,000	1,672,474
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.810%, 9/15/2039(c)		900,000	613,721
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040		1,675,000	1,150,154
CSX Corp., 5.600%, 5/01/2017		859,000	836,554
CSX Corp., 6.250%, 3/15/2018		8,075,000	8,144,057
CSX Corp., MTN, 6.000%, 10/01/2036		5,358,000	4,853,464
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024		7,069,897	5,974,063
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		1,938,605	1,231,014
El Paso Natural Gas Co., 8.375%, 6/15/2032		605,000	658,078
Embarq Corp., 7.995%, 6/01/2036		6,047,000	5,317,575
Energy Transfer Partners LP, 6.700%, 7/01/2018		9,230,000	9,435,857
Erac USA Finance Co., 6.375%, 10/15/2017, 144A		10,095,000	9,114,846
Erac USA Finance Co., 7.000%, 10/15/2037, 144A		10,037,000	7,982,296
Frontier Communications Corp., 6.250%, 1/15/2013		6,175,000	5,681,000
Frontier Communications Corp., 7.125%, 3/15/2019		1,205,000	1,027,262
Frontier Communications Corp., 9.000%, 8/15/2031		3,795,000	3,130,875
General Electric Capital Corp., EMTN, 1.000%, 3/21/2012	JPY	2,035,000,000	19,565,532
General Electric Capital Corp., EMTN, 1.500%, 4/26/2012	JPY	276,000,000	2,679,024
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	800,000	473,825
Georgia-Pacific LLC, 7.250%, 6/01/2028		4,540,000	3,393,650
Georgia-Pacific LLC, 8.000%, 1/15/2024		180,000	153,000
Georgia-Pacific LLC, 8.875%, 5/15/2031		1,805,000	1,561,325
Goldman Sachs Group, Inc. (The), 1.609%, 5/23/2016(c)	EUR	8,500,000	9,846,805
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		1,750,000	1,555,739
Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038	GBP	4,555,000	5,922,416
Goldman Sachs Group, Inc. (The), 7.250%, 4/10/2028	GBP	2,050,000	3,551,329
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037		11,075,000	10,670,192
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049		1,000,000	804,043

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039		$700,000	$557,980
GTE Corp., 6.940%, 4/15/2028		355,000	355,948
Harley-Davidson Funding Corp., Series C, 6.800%, 6/15/2018, 144A		2,785,000	2,416,316
HCA, Inc., 5.750%, 3/15/2014		765,000	612,000
HCA, Inc., 6.250%, 2/15/2013(b)		500,000	437,500
HCA, Inc., 6.375%, 1/15/2015		1,170,000	950,625
HCA, Inc., 6.500%, 2/15/2016		2,360,000	1,905,700
HCA, Inc., 7.500%, 11/06/2033		525,000	299,250
HCA, Inc., 7.690%, 6/15/2025		625,000	383,817
HCA, Inc., 8.750%, 9/01/2010		1,500,000	1,503,750
HCA, Inc., MTN, 7.580%, 9/15/2025		614,000	378,058
HCA, Inc., MTN, 7.750%, 7/15/2036		165,000	98,085
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		5,680,000	4,799,600
Home Depot, Inc. (The), 5.875%, 12/16/2036		7,900,000	6,969,886
Host Hotels & Resorts LP, 6.875%, 11/01/2014		4,255,000	3,829,500
Host Marriott LP, Series O, 6.375%, 3/15/2015		6,040,000	5,224,600
Host Marriott LP, Series Q, 6.750%, 6/01/2016		3,745,000	3,248,787
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4, 0.564%, 3/25/2036(c)		850,000	228,972
International Lease Finance Corp., 4.750%, 1/13/2012		225,000	177,220
International Lease Finance Corp., 5.000%, 4/15/2010		440,000	402,985
International Lease Finance Corp., 6.375%, 3/25/2013		730,000	555,394
International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013		155,000	117,186
International Lease Finance Corp., Series R, MTN, 5.300%, 5/01/2012		270,000	209,295
International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012		145,000	112,652
International Paper Co., 7.950%, 6/15/2018		7,630,000	7,360,974
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.798%, 6/15/2049(c)		1,900,000	1,450,906
JPMorgan Chase & Co., 5.150%, 10/01/2015		6,000,000	5,914,320
Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018		10,800,000	10,571,926
KLA-Tencor Corp., 6.900%, 5/01/2018		9,750,000	8,765,971
Kraft Foods, Inc., 6.875%, 2/01/2038		8,065,000	8,531,109
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 6/15/2038(c)		300,000	251,181
MBNA Credit Card Master Note Trust, Series 2006-C3, Class C3, 0.609%, 10/15/2013(c)		100,000	90,381
Medco Health Solutions, Inc., 7.125%, 3/15/2018		9,465,000	9,967,364
Merrill Auto Trust Securitization, Series 2008-1, Class A4A, 6.150%, 4/15/2015		8,155,000	8,427,394
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		280,000	216,259
Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018	EUR	14,450,000	13,547,325
Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018		520,000	481,289
Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015		575,000	525,175

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017		$1,090,000	$964,933
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039		5,755,000	5,476,832
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051		1,000,000	670,720
Morgan Stanley, 4.750%, 4/01/2014		10,040,000	9,483,684
Morgan Stanley, 5.375%, 11/14/2013	GBP	2,010,000	3,143,555
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041		100,000	80,927
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.650%, 6/11/2042(c)		700,000	587,345
Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(c)		200,000	172,693
Motorola, Inc., 5.220%, 10/01/2097		60,000	26,730
Motorola, Inc., 6.500%, 9/01/2025		15,000	10,500
Motorola, Inc., 6.500%, 11/15/2028		115,000	78,200
Motorola, Inc., 6.625%, 11/15/2037		6,000,000	4,080,000
Nabors Industries, Inc., 6.150%, 2/15/2018		6,235,000	5,985,357
Nabors Industries, Inc., 9.250%, 1/15/2019, 144A		730,000	841,673
National Semiconductor Corp., 6.150%, 6/15/2012		9,275,000	9,053,365
National Semiconductor Corp., 6.600%, 6/15/2017		335,000	293,001
New Albertson’s, Inc., 7.450%, 8/01/2029(b)		5,544,000	4,546,080
New Albertson’s, Inc., 7.750%, 6/15/2026		50,000	42,625
New Albertson’s, Inc., 8.000%, 5/01/2031		1,000,000	857,500
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		830,000	605,900
News America, Inc., 6.150%, 3/01/2037		5,730,000	4,859,791
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		5,475,000	4,366,312
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		540,000	425,250
NGPL PipeCo LLC, 6.514%, 12/15/2012, 144A		11,120,000	11,655,873
NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A		1,740,000	1,823,875
NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A		1,740,000	1,900,830
NiSource Finance Corp., 6.400%, 3/15/2018		5,925,000	5,436,146
Owens & Minor, Inc., 6.350%, 4/15/2016(d)		7,630,000	6,676,372
Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014	EUR	2,170,000	2,739,764
Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018		1,515,000	1,537,898
Philip Morris International, Inc., GMTN, 5.875%, 9/04/2015	EUR	8,100,000	12,110,485
ProLogis, 6.625%, 5/15/2018		15,685,000	12,350,416
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		855,000	658,350
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		350,000	238,000
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		3,345,000	2,374,950
Qwest Corp., 6.875%, 9/15/2033		2,560,000	1,868,800
Qwest Corp., 7.200%, 11/10/2026		100,000	75,500
Qwest Corp., 7.250%, 9/15/2025		1,656,000	1,266,840
Qwest Corp., 7.250%, 10/15/2035		5,165,000	3,744,625
Qwest Corp., 7.500%, 6/15/2023		5,285,000	4,201,575
Reynolds American, Inc., 6.750%, 6/15/2017		9,755,000	9,108,273
Simon Property Group LP, 5.750%, 12/01/2015		15,000	13,815
Simon Property Group LP, 5.875%, 3/01/2017		50,000	45,907

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Simon Property Group LP, 10.350%, 4/01/2019		$505,000	$573,798
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		6,465,000	5,229,260
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.464%, 7/25/2036(c)		1,075,000	590,437
Southern Natural Gas Co., 7.350%, 2/15/2031		70,000	68,055
Sprint Capital Corp., 6.900%, 5/01/2019		1,895,000	1,568,112
Sprint Capital Corp., 8.750%, 3/15/2032		655,000	527,275
Tennessee Gas Pipeline Co., 7.000%, 3/15/2027		170,000	162,312
Tennessee Gas Pipeline Co., 8.375%, 6/15/2032		745,000	810,360
Textron, Inc., 3.875%, 3/11/2013	EUR	11,350,000	12,560,337
Time Warner, Inc., 6.625%, 5/15/2029		7,990,000	7,224,942
Time Warner, Inc., 6.950%, 1/15/2028		2,795,000	2,625,640
Time Warner, Inc., 7.625%, 4/15/2031		25,000	24,304
Transcontinental Gas Pipe Line Co., 8.875%, 7/15/2012		1,300,000	1,429,366
U.S. Treasury Note, 1.500%, 12/31/2013		19,265,000	18,556,106
Union Pacific Corp., 5.375%, 6/01/2033		1,198,000	1,060,398
Union Pacific Corp., 5.650%, 5/01/2017		4,190,000	4,202,122
UnitedHealth Group, Inc., 5.800%, 3/15/2036		2,495,000	2,018,096
UnitedHealth Group, Inc., 6.000%, 2/15/2018		13,739,000	13,185,648
UnitedHealth Group, Inc., 6.500%, 6/15/2037		1,750,000	1,517,318
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048		300,000	229,130
Wells Fargo & Co., 4.625%, 11/02/2035	GBP	12,030,000	15,546,222
World Financial Network Credit Card Master Trust, Series 2008-A, Class M, 5.319%, 6/15/2014(c)		2,000,000	1,895,959

			591,792,137

Uruguay – 1.0%
Republic of Uruguay, 4.250%, 4/05/2027	UYU	471,866,720	16,413,133

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $1,680,854,679)			1,622,654,421

CONVERTIBLE BONDS – 0.2%
United States – 0.2%
ERP Operating LP, 3.850%, 8/15/2026		1,500,000	1,423,950
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(e)		3,820,000	2,712,200
Nextel Communications, Inc., 5.250%, 1/15/2010		25,000	24,750

TOTAL CONVERTIBLE BONDS (Identified Cost $4,040,561)			4,160,900

TOTAL BONDS AND NOTES (Identified Cost $1,684,895,240)			1,626,815,321

		Shares
PREFERRED STOCKS – 0.1%
NON-CONVERTIBLE PREFERRED STOCKS – 0.1%
United States – 0.1%
Federal Home Loan Mortgage Corp., 5.000%,(f)(g)		1,000	1,400

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
United States – continued
Federal Home Loan Mortgage Corp., 5.570%,(f)(g)	33,383	$28,709
Federal Home Loan Mortgage Corp., 5.660%,(f)(g)	5,433	5,053
Federal Home Loan Mortgage Corp., 6.420%,(f)(g)	2,889	4,622
Federal Home Loan Mortgage Corp., 6.550%,(f)(g)	1,755	1,439
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%,(f)(g)	552,117	673,583
Federal National Mortgage Association, 4.750%,(f)(g)	6,159	9,362
Federal National Mortgage Association, 5.125%,(f)(g)	650	956
Federal National Mortgage Association, 5.375%,(f)(g)	1,350	2,322
Federal National Mortgage Association, 6.750%,(f)(g)	2,802	3,362
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%,(f)(g)	1,085,090	1,454,021

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $38,335,383)		2,184,829

TOTAL PREFERRED STOCKS (Identified Cost $38,335,383)		2,184,829

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 2.0%
Federal Home Loan Bank Discount Note, 0.010%, 7/01/2009(h)	$24,710,000	24,710,000
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation dated 6/30/2009 at 0.000% to be repurchased at $9,063,662 on 7/01/2009 collateralized by $4,850,000 Federal Home Loan Mortgage Corp., 5.680% due 9/14/2017 valued at $5,092,500; $1,075,000 Federal Home Loan Bank, 5.625% due 6/11/2021 valued at $1,150,250; $2,930,000 Federal National Mortgage Association, 5.625% due 9/18/2017 valued at $3,006,913 including accrued interest(i)	9,063,662	9,063,662

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $33,773,662)		33,773,662

TOTAL INVESTMENTS – 96.6% (Identified Cost $1,757,004,285)(a)		1,662,773,812
Other assets less liabilities—3.4%		58,924,243

NET ASSETS – 100.0%		$1,721,698,055

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are “marked-to-market” daily using interpolated prices determined by an independent pricing service. Futures contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $1,760,529,756 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$40,464,189
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(138,220,133)

Net unrealized depreciation	$(97,755,944)

At September 30, 2008, the Fund had a capital loss carryforward of approximately $9,854,106 of which $1,046,616 expires on September 30, 2014; $5,497,643 expires on September 30, 2015 and $3,309,847 expires on September 30, 2016. At September 30, 2008 post-October capital loss deferrals were $9,216,441. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for open forward contracts.

(c)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(d)	Illiquid security. At June 30, 2009, the value of these securities amounted to $20,021,371 or 1.2% of net assets.

(e)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(f)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(g)	Non-income producing security.

(h)	Rate represents discount rate at time of purchase.

(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the total value of these securities amounted to $210,487,287 or 12.2% of net assets.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; JPY: Japanese Yen; MXN: Mexican Peso; NOK: Norwegian Krone; SGD: Singapore Dollar; UYU: Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 2009, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Depreciation
Sell[1]	7/15/2009	Japanese Yen	1,520,000,000	15,780,573	$(187,951)
Buy[1]	7/15/2009	South Korean Won	21,500,000,000	16,889,570	(194,939)

Total					$(382,890)

[1]	Counterparty is UBS.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
Non-Convertible Bonds
Argentina	$—	$5,876,500	$—	$5,876,500
Australia	—	14,364,304	—	14,364,304
Austria	—	21,466,478	—	21,466,478
Belgium	—	55,012,927	—	55,012,927
Bermuda	—	8,280,042	5,303,355	13,583,397
Brazil	—	19,447,998	—	19,447,998
Canada	—	61,780,452	—	61,780,452
Cayman Islands	—	32,385,046	—	32,385,046
France	—	68,688,763	—	68,688,763
Germany	—	209,479,765	—	209,479,765
India	—	21,336,216	—	21,336,216
Indonesia	—	11,943,750	—	11,943,750
Ireland	—	29,263,659	—	29,263,659
Italy	—	9,826,486	—	9,826,486
Japan	—	60,622,109	—	60,622,109
Korea	—	24,443,031	—	24,443,031
Luxembourg	—	14,933,945	—	14,933,945
Mexico	—	20,216,036	—	20,216,036
Netherlands	—	59,334,595	—	59,334,595
Norway	—	63,676,084	—	63,676,084
South Africa	—	18,175,616	—	18,175,616
Spain	—	9,646,774	—	9,646,774
Supranational	—	39,750,461	5,796,697	45,547,158
United Arab Emirates	—	34,481,427	—	34,481,427
United Kingdom	—	88,916,635	—	88,916,635
United States	—	587,772,287	4,019,850	591,792,137
Uruguay	—	16,413,133	—	16,413,133

Total Non-Convertible Bonds	—	1,607,534,519	15,119,902	1,622,654,421

Convertible Bonds
United States	—	4,160,900	—	4,160,900

Total Bonds and Notes	—	1,611,695,419	15,119,902	1,626,815,321

Preferred Stocks
Non-Convertible Preferred Stocks
United States	695,607	1,489,222	—	2,184,829
Short-Term Investments	9,063,662	24,710,000	—	33,773,662

Total	$9,759,269	$1,637,894,641	$15,119,902	$1,662,773,812

13

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(382,890)	$—	$(382,890)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Convertible Bonds
Bermuda	$—	$2,657	$—	$(467,720)	$1,352,578	$—	$4,415,840	$—	$5,303,355
Colombia	1,301,615	—	(313,811)	358,522	—	(1,346,326)	—	—	—
Hong Kong	13,771,814	2,242	634,428	133,888	—	(14,542,372)	—	—	—
Korea	10,136,165	2,680	—	234,357	—	—	—	(10,373,202)	—
Supranational	5,742,851	358,800	—	(304,954)	—	—	—	—	5,796,697
United States	17,179,851	103,351	132,248	5,564,055	3,511,662	(10,598,090)	545,885	(12,419,112)	4,019,850

Total	$48,132,296	$469,735	$452,865	$5,518,148	$4,864,240	$(26,486,788)	$4,961,725	$(22,792,314)	$15,119,902

Derivatives

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective April 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the fund.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to if it invested in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to manage the Fund’s duration in order to control its interest rate risk without having to buy or sell portfolio securities.

14

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Global Bond Fund - continued

NET ASSET SUMMARY AT JUNE 30, 2009 (Unaudited)

Treasuries	22.6%
Banking	9.8
Wirelines	5.7
Sovereigns	5.0
Government Guaranteed	5.0
Government Owned - No Guarantee	3.2
Supranational	2.6
Pipelines	2.6
Other Investments, less than 2% each	38.1
Short-Term Investments	2.0

Total Investments	96.6
Other assets less liabilities (including open Forward Foreign Currency Contracts)	3.4

Net Assets	100.0%

CURRENCY EXPOSURE AT JUNE 30, 2009 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	43.1%
Euro	25.9
Japanese Yen	12.5
British Pound	5.8
Norwegian Krone	3.7
Canadian Dollar	2.4
Other, less than 2% each	3.2

Total Investments	96.6
Other assets less liabilities (including open Forward Foreign Currency Contracts)	3.4

Net Assets	100.0%

15

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund

	Principal Amount	Value (†)
BONDS AND NOTES – 94.5% of Net Assets
NON-CONVERTIBLE BONDS – 89.9%
ABS Car Loan – 1.0%
Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.349%, 5/15/2013(b)	$170,000	$155,576
Capital One Auto Finance Trust, Series 2007-C, Class A3B, 0.829%, 4/16/2012(b)	377,562	368,464
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	185,000	137,342

		661,382

ABS Credit Card – 1.3%
Citibank Credit Card Issuance Trust, Series 2005-C3, Class C3, 0.729%, 7/15/2014(b)	715,000	596,681
Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1, 0.715%, 2/20/2015(b)	235,000	187,163
MBNA Credit Card Master Note Trust, Series 2006-C3, Class C3, 0.609%, 10/15/2013(b)	80,000	72,305

		856,149

ABS Home Equity – 0.4%
Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.514%, 1/25/2036(b)	250,848	168,750
Residential Asset Mortgage Products, Inc., Series 2006-RZ3, Class A2, 0.474%, 8/25/2036(b)	200,000	112,656

		281,406

Aerospace & Defense – 1.3%
Bombardier, Inc., 6.300%, 5/01/2014, 144A	200,000	175,000
Bombardier, Inc., 7.450%, 5/01/2034, 144A	885,000	672,600

		847,600

Airlines – 2.3%
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011	76,128	47,200
Continental Airlines, Inc., Series 1997-4B, 6.900%, 7/02/2018	67,448	51,260
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%, 9/15/2018	158,766	115,899
Continental Airlines, Inc., Series 1999-1B, 6.795%, 2/02/2020	154,067	112,469
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019	14,749	10,914
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017	68,418	48,577
Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016	166,307	146,350
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	226,890	191,722
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	707,453	449,233
Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017	508,023	332,755

		1,506,379

Automotive – 4.0%
Cummins, Inc., 6.750%, 2/15/2027	139,000	117,803
Ford Motor Co., 6.625%, 2/15/2028	165,000	89,100
Ford Motor Co., 6.625%, 10/01/2028	1,225,000	661,500
Ford Motor Co., 7.125%, 11/15/2025	35,000	19,250
Ford Motor Co., 7.500%, 8/01/2026	110,000	59,400
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	1,040,000	836,193
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	370,000	320,027
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	225,000	172,019

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Automotive – continued
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	$320,000	$246,400
Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	125,000	126,250

		2,647,942

Banking – 1.0%
Citigroup, Inc., 5.000%, 9/15/2014	205,000	171,855
Citigroup, Inc., 5.875%, 2/22/2033	125,000	92,455
Citigroup, Inc., 6.000%, 10/31/2033	570,000	425,343

		689,653

Brokerage – 0.6%
Nuveen Investments, Inc., 10.500%, 11/15/2015, 144A	550,000	379,500

Building Materials – 1.0%
Masco Corp., 4.800%, 6/15/2015	110,000	86,458
Masco Corp., 6.500%, 8/15/2032	155,000	105,374
Owens Corning, Inc., 6.500%, 12/01/2016	85,000	74,508
Owens Corning, Inc., 7.000%, 12/01/2036	130,000	92,135
Texas Industries, Inc., 7.250%, 7/15/2013	70,000	62,825
USG Corp., 6.300%, 11/15/2016	365,000	270,100

		691,400

Chemicals – 3.1%
Ashland, Inc., 9.125%, 6/01/2017, 144A	290,000	301,600
Borden, Inc., 7.875%, 2/15/2023	610,000	170,800
Borden, Inc., 8.375%, 4/15/2016	175,000	49,000
Borden, Inc., 9.200%, 3/15/2021	220,000	61,600
Chemtura Corp., 6.875%, 6/01/2016(c)	762,000	552,450
Hercules, Inc., 6.500%, 6/30/2029	675,000	364,500
Methanex Corp., 6.000%, 8/15/2015	150,000	115,458
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	235,000	200,206
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	275,000	253,000

		2,068,614

Collateralized Mortgage Obligations – 0.6%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.464%, 3/25/2037(b)	261,138	97,892
Bear Stearns Alt-A Trust, Series 2007-1, Class 1A1, 0.474%, 1/25/2047(b)	641,716	256,256
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1, 0.614%, 8/25/2037(b)	103,634	48,263

		402,411

Commercial Mortgage-Backed Securities – 2.3%
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.689%, 4/10/2049(b)	50,000	37,867
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	100,000	80,930
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(b)	25,000	20,517
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	50,000	39,990
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.810%, 9/15/2039(b)	100,000	68,191

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Commercial Mortgage-Backed Securities – continued
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	$300,000	$241,213
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	375,000	298,918
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.798%, 6/15/2049(b)	450,000	343,636
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	100,000	73,609
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 6/15/2038(b)	100,000	83,727
Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(b)	275,000	237,453

		1,526,051

Construction Machinery – 0.5%
United Rentals North America, Inc., 7.000%, 2/15/2014	400,000	327,000

Consumer Cyclical Services – 0.2%
Kar Holdings, Inc., 10.000%, 5/01/2015	165,000	135,300

Consumer Products – 0.0%
Jostens IH Corp., 7.625%, 10/01/2012	25,000	24,938

Electric – 7.0%
AES Corp. (The), 8.000%, 10/15/2017	20,000	18,600
AES Corp. (The), 8.000%, 6/01/2020	325,000	291,688
Allegheny Generating Co., 6.875%, 9/01/2023	100,000	91,975
CE Generation LLC, 7.416%, 12/15/2018	57,825	54,066
Dynegy Holdings, Inc., 7.125%, 5/15/2018	195,000	132,600
Dynegy Holdings, Inc., 7.500%, 6/01/2015	100,000	83,375
Dynegy Holdings, Inc., 7.625%, 10/15/2026	325,000	201,500
Dynegy Holdings, Inc., 7.750%, 6/01/2019	350,000	272,562
Dynegy Holdings, Inc., 8.375%, 5/01/2016	280,000	237,300
Dynegy Roseton/Danskammer Pass Through Trust, Series A, 7.270%, 11/08/2010	258,943	257,001
Edison Mission Energy, 7.625%, 5/15/2027	525,000	336,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	460,000	221,950
NRG Energy, Inc., 7.375%, 2/01/2016	55,000	52,044
NRG Energy, Inc., 7.375%, 1/15/2017	460,000	433,550
NSG Holdings LLC, 7.750%, 12/15/2025, 144A	355,000	284,000
RRI Energy, Inc., 7.875%, 6/15/2017	345,000	308,775
TXU Corp., Series P, 5.550%, 11/15/2014	160,000	101,027
TXU Corp., Series Q, 6.500%, 11/15/2024	1,415,000	709,030
TXU Corp., Series R, 6.550%, 11/15/2034	515,000	247,591
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(d)	365,000	317,005

		4,651,639

Food & Beverage – 2.0%
ARAMARK Corp., 5.000%, 6/01/2012	950,000	859,750
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	110,000	90,200
Tyson Foods, Inc., 7.850%, 4/01/2016	400,000	385,703

		1,335,653

Gaming – 0.8%
MGM MIRAGE, 10.375%, 5/15/2014, 144A	165,000	171,188

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Gaming – continued
MGM MIRAGE, 11.125%, 11/15/2017, 144A	$355,000	$376,300

		547,488

Healthcare – 5.3%
Alliance HealthCare Services, Inc., 7.250%, 12/15/2012	320,000	310,400
Boston Scientific Corp., 7.000%, 11/15/2035	250,000	202,500
CHS/Community Health Systems, Inc., 8.875%, 7/15/2015	295,000	289,100
DASA Finance Corp., 8.750%, 5/29/2018, 144A	200,000	196,760
HCA, Inc., 5.750%, 3/15/2014	15,000	12,000
HCA, Inc., 6.375%, 1/15/2015	510,000	414,375
HCA, Inc., 6.500%, 2/15/2016	720,000	581,400
HCA, Inc., 7.050%, 12/01/2027	430,000	261,896
HCA, Inc., 7.500%, 12/15/2023	30,000	19,541
HCA, Inc., 7.500%, 11/06/2033	840,000	478,800
HCA, Inc., 7.690%, 6/15/2025	160,000	98,257
HCA, Inc., 8.360%, 4/15/2024	40,000	26,408
HCA, Inc., MTN, 7.580%, 9/15/2025	200,000	123,146
HCA, Inc., MTN, 7.750%, 7/15/2036	20,000	11,889
Health Management Associates, Inc., 6.125%, 4/15/2016	275,000	235,812
Tenet Healthcare Corp., 6.875%, 11/15/2031	450,000	270,000

		3,532,284

Home Construction – 3.8%
Centex Corp., 5.250%, 6/15/2015	125,000	107,813
D.R. Horton, Inc., 5.625%, 9/15/2014	65,000	55,575
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	1,030,000	885,800
KB Home, 5.750%, 2/01/2014	90,000	78,750
KB Home, 5.875%, 1/15/2015	390,000	329,550
KB Home, 6.250%, 6/15/2015	265,000	226,575
KB Home, 7.250%, 6/15/2018	290,000	249,400
Lennar Corp., Series B, 5.600%, 5/31/2015	240,000	189,000
Pulte Homes, Inc., 6.000%, 2/15/2035	475,000	308,750
Pulte Homes, Inc., 6.375%, 5/15/2033	100,000	66,000
Toll Brothers Finance Corp., 5.150%, 5/15/2015	40,000	35,415

		2,532,628

Independent Energy – 5.8%
Encore Acquisition Co., 6.000%, 7/15/2015	275,000	226,875
Encore Acquisition Co., 7.250%, 12/01/2017	115,000	98,612
Forest Oil Corp., 7.250%, 6/15/2019	715,000	639,925
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	595,000	502,775
Hilcorp Energy I LP, 9.000%, 6/01/2016, 144A	185,000	160,950
PetroHawk Energy Corp., 7.875%, 6/01/2015	300,000	277,500
PetroHawk Energy Corp., 9.125%, 7/15/2013	15,000	14,925
Pioneer Natural Resources Co., 5.875%, 7/15/2016	20,000	17,245
Pioneer Natural Resources Co., 6.875%, 5/01/2018	260,000	226,508
Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,640,000	1,283,038
Swift Energy Co., 7.125%, 6/01/2017	620,000	437,100
Swift Energy Co., 7.625%, 7/15/2011	20,000	18,700

		3,904,153

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Industrial Other – 1.0%
Baldor Electric Co., 8.625%, 2/15/2017	$325,000	$300,625
Chart Industries, Inc., 9.125%, 10/15/2015	305,000	287,463
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	155,000	111,600

		699,688

Lodging – 0.4%
Host Marriott LP, Series O, 6.375%, 3/15/2015	50,000	43,250
Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	315,000	248,850

		292,100

Media Cable – 4.1%
Charter Communications Operating LLC/CAP, 10.000%, 4/30/2012, 144A	170,000	163,625
Comcast Corp., 5.650%, 6/15/2035	80,000	73,270
CSC Holdings, Inc., 7.625%, 7/15/2018	1,260,000	1,167,075
CSC Holdings, Inc., 7.875%, 2/15/2018	310,000	290,237
Virgin Media Finance PLC, 8.750%, 4/15/2014	870,000	848,250
Virgin Media Finance PLC, 9.125%, 8/15/2016	175,000	168,438

		2,710,895

Media Non-Cable – 0.3%
Intelsat Corp., 6.875%, 1/15/2028	235,000	171,550
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013(c)	405,000	18,731
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013(c)	340,000	15,725
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017(c)	160,000	7,600

		213,606

Metals & Mining – 1.3%
ArcelorMittal, 6.125%, 6/01/2018	5,000	4,375
ArcelorMittal, 9.850%, 6/01/2019	135,000	145,694
ArcelorMittal USA Partnership, 9.750%, 4/01/2014	90,000	94,296
International Steel Group, Inc., 6.500%, 4/15/2014	100,000	95,802
Steel Dynamics, Inc., 6.750%, 4/01/2015	130,000	115,700
Steel Dynamics, Inc., 7.375%, 11/01/2012	160,000	151,600
United States Steel Corp., 6.050%, 6/01/2017	80,000	68,231
United States Steel Corp., 6.650%, 6/01/2037	275,000	207,770

		883,468

Non-Captive Consumer – 3.1%
SLM Corp., MTN, 5.050%, 11/14/2014	60,000	46,422
SLM Corp., Series A, MTN, 5.000%, 10/01/2013	55,000	44,487
SLM Corp., Series A, MTN, 5.000%, 6/15/2018	65,000	43,120
SLM Corp., Series A, MTN, 5.375%, 1/15/2013	470,000	392,639
SLM Corp., Series A, MTN, 5.375%, 5/15/2014	70,000	56,260
SLM Corp., Series A, MTN, 5.625%, 8/01/2033	850,000	501,500
SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,135,000	970,975

		2,055,403

Non-Captive Diversified – 4.3%
CIT Group, Inc., 4.750%, 12/15/2010	148,000	116,181
CIT Group, Inc., 5.400%, 2/13/2012	29,000	19,793
CIT Group, Inc., 5.800%, 10/01/2036	146,000	81,030
CIT Group, Inc., 5.850%, 9/15/2016	11,000	6,210
CIT Group, Inc., 12.000%, 12/18/2018, 144A	327,000	158,595

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
CIT Group, Inc., GMTN, 4.250%, 2/01/2010	$95,000	$85,290
CIT Group, Inc., GMTN, 5.000%, 2/13/2014	10,000	5,939
CIT Group, Inc., GMTN, 5.000%, 2/01/2015	46,000	27,094
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036	5,000	2,425
GMAC LLC, 6.000%, 12/15/2011, 144A	316,000	270,180
GMAC LLC, 6.625%, 5/15/2012, 144A	539,000	450,065
GMAC LLC, 6.750%, 12/01/2014, 144A	620,000	486,700
GMAC LLC, 6.875%, 9/15/2011, 144A	110,000	96,250
GMAC LLC, 6.875%, 8/28/2012, 144A	41,000	34,235
GMAC LLC, 7.000%, 2/01/2012, 144A	63,000	53,424
GMAC LLC, 7.250%, 3/02/2011, 144A	63,000	57,645
GMAC LLC, 8.000%, 11/01/2031, 144A	141,000	98,700
International Lease Finance Corp., Series Q, MTN, 5.250%, 1/10/2013	330,000	249,493
International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	185,000	134,060
International Lease Finance Corp., Series R, MTN, 6.625%, 11/15/2013	340,000	261,701
iStar Financial, Inc., 5.150%, 3/01/2012	130,000	65,650
iStar Financial, Inc., 5.650%, 9/15/2011	45,000	26,100
iStar Financial, Inc., 5.800%, 3/15/2011	20,000	12,100
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	190,000	83,125

		2,881,985

Oil Field Services – 1.7%
Basic Energy Services, Inc., 7.125%, 4/15/2016	680,000	540,600
Complete Production Services, Inc., 8.000%, 12/15/2016	35,000	29,925
North American Energy Partners, Inc., 8.750%, 12/01/2011	620,000	539,400

		1,109,925

Paper – 3.7%
Georgia-Pacific LLC, 7.250%, 6/01/2028	215,000	160,713
Georgia-Pacific LLC, 7.375%, 12/01/2025	495,000	383,625
Georgia-Pacific LLC, 7.700%, 6/15/2015	125,000	116,875
Georgia-Pacific LLC, 7.750%, 11/15/2029	525,000	410,812
Georgia-Pacific LLC, 8.000%, 1/15/2024	260,000	221,000
Georgia-Pacific LLC, 8.875%, 5/15/2031	225,000	194,625
International Paper Co., 9.375%, 5/15/2019	195,000	198,775
Stone Container Finance, 7.375%, 7/15/2014(c)	515,000	235,613
Westvaco Corp., 7.950%, 2/15/2031	190,000	167,751
Westvaco Corp., 8.200%, 1/15/2030	455,000	401,949

		2,491,738

Pharmaceuticals – 2.2%
Elan Financial PLC, 7.750%, 11/15/2011	800,000	740,000
Elan Financial PLC, 8.875%, 12/01/2013	770,000	704,550

		1,444,550

Refining – 0.7%
Petroplus Finance Ltd., 6.750%, 5/01/2014, 144A	500,000	430,000
Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	75,000	62,250

		492,250

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Retailers – 2.8%
Dillard’s, Inc., 6.625%, 1/15/2018	$155,000	$86,800
Dillard’s, Inc., 7.000%, 12/01/2028	480,000	232,800
Dillard’s, Inc., 7.130%, 8/01/2018	175,000	98,875
Dillard’s, Inc., 7.875%, 1/01/2023	75,000	39,375
Foot Locker, Inc., 8.500%, 1/15/2022	280,000	243,600
JC Penney Corp., Inc., 6.375%, 10/15/2036	40,000	29,605
Macy’s Retail Holdings, Inc., 5.900%, 12/01/2016	45,000	36,661
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	60,000	40,790
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	180,000	124,696
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	300,000	210,537
Toys R Us, Inc., 7.375%, 10/15/2018	985,000	704,275

		1,848,014

Supermarkets – 2.4%
American Stores Co., 8.000%, 6/01/2026	70,000	61,075
New Albertson’s, Inc., 7.450%, 8/01/2029	1,075,000	881,500
New Albertson’s, Inc., 7.750%, 6/15/2026	220,000	187,550
New Albertson’s, Inc., 8.000%, 5/01/2031	30,000	25,725
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	605,000	441,650

		1,597,500

Technology – 6.1%
Activant Solutions, Inc., 9.500%, 5/01/2016	90,000	71,100
Agilent Technologies, Inc., 6.500%, 11/01/2017	370,000	322,051
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	3,020,000	1,713,850
Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	290,000	162,400
Amkor Technology, Inc., 7.750%, 5/15/2013	305,000	279,837
Amkor Technology, Inc., 9.250%, 6/01/2016	60,000	55,575
Motorola, Inc., 6.500%, 9/01/2025	165,000	115,500
Motorola, Inc., 7.500%, 5/15/2025	125,000	95,625
Nortel Networks Capital Corp., 7.875%, 6/15/2026(c)	860,000	268,750
Nortel Networks Ltd., 6.875%, 9/01/2023(c)	125,000	15,938
Nortel Networks Ltd., 10.125%, 7/15/2013(c)	370,000	125,800
Seagate Technology HDD Holdings, 6.800%, 10/01/2016	750,000	643,125
SunGard Data Systems, Inc., 9.125%, 8/15/2013	155,000	146,475
Xerox Capital Trust I, 8.000%, 2/01/2027	90,000	68,400

		4,084,426

Textile – 0.4%
Jones Apparel Group, Inc., 6.125%, 11/15/2034	425,000	267,750

Transportation Services – 0.6%
APL Ltd., 8.000%, 1/15/2024(d)	185,000	115,434
Atlas Air, Inc., Series B, 7.680%, 1/02/2014	32,334	23,280
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(e)	347,188	145,819
Overseas Shipholding Group, 7.500%, 2/15/2024	155,000	112,569

		397,102

Wireless – 2.0%
Crown Castle International Corp., 9.000%, 1/15/2015	130,000	132,275
Intelsat Subsidiary Holding Co., 8.500%, 1/15/2013	405,000	388,800
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	170,000	135,575
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	40,000	33,100

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Wireless – continued
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	$65,000	$51,187
Sprint Capital Corp., 6.875%, 11/15/2028	311,000	220,810
Sprint Nextel Corp., 6.000%, 12/01/2016	502,000	410,385

		1,372,132

Wirelines – 8.5%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A	765,000	612,000
Cincinnati Bell Telephone Co., 6.300%, 12/01/2028	185,000	114,700
Cincinnati Bell, Inc., 8.375%, 1/15/2014	800,000	740,000
FairPoint Communications, Inc, 13.125%, 4/01/2018	260,000	50,700
Frontier Communications Corp., 7.000%, 11/01/2025	15,000	10,650
Frontier Communications Corp., 7.125%, 3/15/2019	80,000	68,200
Frontier Communications Corp., 7.450%, 7/01/2035	325,000	230,750
Frontier Communications Corp., 7.875%, 1/15/2027	805,000	644,000
Level 3 Financing, Inc., 8.750%, 2/15/2017	790,000	600,400
Level 3 Financing, Inc., 9.250%, 11/01/2014	835,000	684,700
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,030,000	793,100
Qwest Capital Funding, Inc., 6.875%, 7/15/2028	480,000	326,400
Qwest Capital Funding, Inc., 7.250%, 2/15/2011	200,000	194,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021	315,000	240,975
Qwest Capital Funding, Inc., 7.750%, 2/15/2031	280,000	198,800
Qwest Corp., 6.875%, 9/15/2033	190,000	138,700
Qwest Corp., 7.250%, 9/15/2025	10,000	7,650

		5,655,725

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $71,583,851)		60,047,827

CONVERTIBLE BONDS – 4.6%
Electric – 0.5%
CMS Energy Corp., 5.500%, 6/15/2029	330,000	343,200

Healthcare – 1.0%
Affymetrix, Inc., 3.500%, 1/15/2038	480,000	356,400
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	400,000	284,000

		640,400

Industrial Other – 0.2%
Incyte Corp., 3.500%, 2/15/2011	165,000	114,263

Lodging – 0.5%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	435,000	369,206

Media Non-Cable – 0.1%
Liberty Media LLC, 3.500%, 1/15/2031	152,754	67,976

Non-Captive Diversified – 0.0%
iStar Financial, Inc., 1.708%, 10/01/2012(b)	5,000	1,891

Pharmaceuticals – 0.3%
Human Genome Sciences, Inc., 2.250%, 8/15/2012	325,000	176,312

Technology – 0.4%
JDS Uniphase Corp., 1.000%, 5/15/2026	200,000	148,000
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	45,000	37,125

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Technology – continued
Maxtor Corp., 5.750%, 3/01/2012(d)	$109,000	$90,470

		275,595

Wirelines – 1.6%
Level 3 Communications, Inc., 7.000%, 3/15/2015(d)	1,014,000	1,084,980

TOTAL CONVERTIBLE BONDS (Identified Cost $3,283,286)		3,073,823

TOTAL BONDS AND NOTES (Identified Cost $74,867,137)		63,121,650

BANK LOANS – 0.3%
Food & Beverage – 0.0%
Dole Food Co., Inc., Credit Link Deposit, 7.979%, 4/12/2013(g)	2,041	2,039
Dole Food Co., Inc., Tranche B Term Loan, 8.000%, 4/12/2013(g)	1,314	1,313
Dole Food Co., Inc., Tranche C Term Loan, 8.000%, 4/12/2013(g)	6,446	6,442

		9,794

Media Non-Cable – 0.2%
Idearc, Inc., Term Loan B, 6.250%, 11/17/2014(c)(g)	197,620	83,247
Tribune Co., Term Loan X, 5.000%, 4/10/2010(c)(g)	181,970	61,011

		144,258

Wirelines – 0.1%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(g)(h)	60,466	35,902

TOTAL BANK LOANS (Identified Cost $400,981)		189,954

	Shares
PREFERRED STOCKS – 1.6%
Automotive – 0.2%
Ford Motor Co. Capital Trust II, 6.500%	6,225	137,137

Capital Markets – 0.2%
Newell Financial Trust I, 5.250%	5,724	151,328

Diversified Financial Services – 0.2%
Preferred Blocker, Inc., 144A, 7.000%	428	184,067

Electric Utilities – 0.5%
AES Trust III, 6.750%	7,975	340,931

Hotels, Restaurants & Leisure – 0.0%
Six Flags, Inc., 7.250%(c)	2	—

Oil, Gas & Consumable Fuels – 0.4%
El Paso Energy Capital Trust I, 4.750%	8,050	253,575

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Thrifts & Mortgage Finance – 0.1%
Federal Home Loan Mortgage Corp., 5.000%(e)(i)	500	$700
Federal Home Loan Mortgage Corp., 5.570%(e)(i)	7,750	6,665
Federal Home Loan Mortgage Corp., 5.660%(e)(i)	2,300	2,139
Federal Home Loan Mortgage Corp., 5.700%(e)(i)	800	1,080
Federal Home Loan Mortgage Corp., 5.790%(e)(i)	1,450	1,812
Federal Home Loan Mortgage Corp., 5.810%(e)(i)	550	935
Federal Home Loan Mortgage Corp., 5.900%(e)(i)	1,100	990
Federal Home Loan Mortgage Corp., 6.000%(e)(i)	650	871
Federal Home Loan Mortgage Corp., 6.420%(e)(i)	450	720
Federal Home Loan Mortgage Corp., 6.550%(e)(i)	1,550	1,271
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(e)(i)	9,450	11,529
Federal National Mortgage Association, 4.750%(e)(i)	1,000	1,520
Federal National Mortgage Association, 5.125%(e)(i)	350	515
Federal National Mortgage Association, 5.375%(e)(i)	700	1,204
Federal National Mortgage Association, 5.810%(e)(i)	300	459
Federal National Mortgage Association, 6.750%(e)(i)	450	540
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(e)(i)	14,200	19,028

		51,978

TOTAL PREFERRED STOCKS (Identified Cost $1,768,628)		1,119,016

COMMON STOCKS – 0.3%
Biotechnology – 0.0%
EPIX Pharmaceuticals, Inc.(d)(e)(j)(m)	15,255	1,678
EPIX Pharmaceuticals, Inc., Contingent Value Rights(e)	45	—

		1,678

Oil, Gas & Consumable Fuels – 0.3%
Chesapeake Energy Corp.	9,278	183,983

TOTAL COMMON STOCKS (Identified Cost $358,884)		185,661

	Principal Amount
SHORT-TERM INVESTMENTS – 0.9%
Federal Home Loan Bank Discount Note, 0.010%, 7/01/2009(k)	$585,000	585,000

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
Repurchase Agreement with State Street Corp., dated 6/30/2009 at 0.000%, to be repurchased at $278 on 7/01/2009, collateralized by $5,000 U.S. Treasury Bill, due 10/01/2009 valued at $4,998, including accrued interest(l)	$278	$278
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $585,278)		585,278

TOTAL INVESTMENTS – 97.6% (Identified Cost $77,980,908)(a)		65,201,559
Other assets less liabilities—2.4%		1,575,156

NET ASSETS – 100.0%		$66,776,715

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $78,044,671 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,861,061
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,704,173)

Net unrealized depreciation	$(12,843,112)

(b)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(c)	Non-income producing due to bankruptcy filing.

(d)	Illiquid security. At June 30, 2009, the value of these securities amounted to $1,609,567 or 2.4% of net assets.

(e)	Non-income producing security.

(f)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(g)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2009.

(h)	All or a portion of interest payment is paid-in-kind.

(i)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(j)	Fair valued security by the Fund’s Investment Adviser. At June 30, 2009 the value of this security amounted to $1,678 or 0.0% of net assets.

(k)	Rate represents discount rate at time of purchase.

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(m)	Security subject to restrictions on resale. This security was acquired on May 8, 2009 at a cost of $26,176. At June 30, 2009, the value of this security amounted to $1,678 or 0.0% of net assets.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the total value of these securities amounted to $6,949,415 or 10.4% of net assets.

ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
MTN	Medium Term Note

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$661,382	$—	$661,382
ABS Credit Card	—	856,149	—	856,149
ABS Home Equity	—	281,406	—	281,406
Aerospace & Defense	—	847,600	—	847,600
Airlines	—	1,173,624	332,755	1,506,379
Automotive	—	2,530,139	117,803	2,647,942
Banking	—	689,653	—	689,653
Brokerage	—	379,500	—	379,500
Building Materials	—	691,400	—	691,400
Chemicals	—	1,787,214	281,400	2,068,614
Collateralized Mortgage Obligations	—	402,411	—	402,411
Commercial Mortgage-Backed Securities	—	1,526,051	—	1,526,051
Construction Machinery	—	327,000	—	327,000
Consumer Cyclical Services	—	135,300	—	135,300
Consumer Products	—	24,938	—	24,938
Electric	—	4,172,687	478,951	4,651,639
Food & Beverage	—	1,335,653	—	1,335,653
Gaming	—	547,488	—	547,488
Healthcare	—	3,532,284	—	3,532,284
Home Construction	—	2,532,628	—	2,532,628
Independent Energy	—	3,904,153	—	3,904,153

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Industrial Other	$—	$699,688	$—	$699,688
Lodging	—	292,100	—	292,100
Media Cable	—	2,710,895	—	2,710,895
Media Non-Cable	—	171,550	42,056	213,606
Metals & Mining	—	883,468	—	883,468
Non-Captive Consumer	—	1,553,903	501,500	2,055,403
Non-Captive Diversified	—	2,537,017	344,968	2,881,985
Oil Field Services	—	1,109,925	—	1,109,925
Paper	—	2,491,738	—	2,491,738
Pharmaceuticals	—	1,444,550	—	1,444,550
Refining	—	492,250	—	492,250
Retailers	—	1,808,639	39,375	1,848,014
Supermarkets	—	1,597,500	—	1,597,500
Technology	—	3,799,738	284,688	4,084,426
Textile	—	267,750	—	267,750
Transportation Services	—	397,102	—	397,102
Wireless	—	1,372,132	—	1,372,132
Wirelines	—	5,655,725	—	5,655,725

Total Non-Convertible Bonds	—	57,624,330	2,423,496	60,047,827

Convertible Bonds
Electric	—	343,200	—	343,200
Healthcare	—	640,400	—	640,400
Industrial Other	—	114,263	—	114,263
Lodging	—	369,206	—	369,206
Media Non-Cable	—	67,976	—	67,976
Non-Captive Diversified	—	1,891	—	1,891
Pharmaceuticals	—	176,312	—	176,312
Technology	—	275,595	—	275,595
Wirelines	—	—	1,084,980	1,084,980

Total Convertible Bonds	—	1,988,843	1,084,980	3,073,823

Total Bonds and Notes	—	59,613,173	3,508,476	63,121,650

Bank Loans
Food & Beverage	—	9,794	—	9,794
Media Non-Cable	—	144,258	—	144,258
Wirelines	—	35,902	—	35,902

Total Bank Loans	—	189,954	—	189,954

Preferred Stocks
Automotive	137,137	—	—	137,137
Capital Markets	—	151,328	—	151,328
Diversified Financial Services	—	184,067	—	184,067
Electric Utilities	—	340,931	—	340,931
Hotels, Restaurants & Leisure	—	—	—	—
Oil, Gas & Consumable Fuels	—	253,575	—	253,575
Thrifts & Mortgage Finance	21,885	30,093	—	51,978

Total Preferred Stocks	159,022	959,994	—	1,119,016

Common Stocks
Biotechnology	—	—	1,678	1,678
Oil, Gas & Consumable Fuels	183,983	—	—	183,983

Total Common Stocks	183,983	—	1,678	185,661

Short-Term Investments	278	585,000	—	585,278

Total	$343,283	$61,348,121	$3,510,154	$65,201,559

13

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Convertible Bonds
Airlines	$334,800	$—	$—	$29,932	$—	$(31,977)	$—	$—	$332,755
Automotive	—	—	—	(6,809)	—	—	124,612	—	117,803
Chemicals	452,250	4,431	—	(260,881)	—	—	450,100	(364,500)	281,400
Electric	—	504	—	(114,133)	249,880	—	342,700	—	478,951
Industrial Other	74,400	—	—	37,200	—	—	—	(111,600)	—
Media Non-Cable	140,100	11,524	(294,513)	(85,367)	—	(74,638)	344,950	—	42,056
Non-Captive Consumer	—	1,966	—	74,534	—	—	425,000	—	501,500
Non-Captive Diversified	—	7,348	(77,111)	30,419	536,536	(504,379)	352,155	—	344,968
Retailers	—	70	—	(5,695)	—	—	45,000	—	39,375
Technology	428,400	1,524	—	(145,236)	—	—	—	—	284,688
Convertible Bonds
Healthcare	22,500	272	—	11,504	—	(34,276)	—	—	—
Wirelines	—	40	—	91,220	993,720	—	—	—	1,084,980
Common Stocks
Biotechnology	—	—	—	(24,498)	26,176	—	—	—	1,678

Total	$1,452,450	$27,679	$(371,624)	$(367,810)	$1,806,312	$(645,270)	$2,084,517	$(476,100)	$3,510,154

14

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

NET ASSET SUMMARY AT JUNE 30, 2009 (Unaudited)

Wirelines	10.2%
Electric	7.5
Technology	6.5
Healthcare	6.3
Independent Energy	5.8
Non-Captive Diversified	4.3
Automotive	4.2
Media Cable	4.1
Home Construction	3.8
Paper	3.7
Chemicals	3.1
Non-Captive Consumer	3.1
Retailers	2.8
Pharmaceuticals	2.5
Supermarkets	2.4
Commercial Mortgage-Backed Securities	2.3
Airlines	2.3
Wireless	2.0
Food & Beverage	2.0
Other Investments, less than 2% each	17.8
Short-Term Investments	0.9

Total Investments	97.6
Other assets less liabilities	2.4

Net Assets	100.0%

15

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – 96.2% of Net Assets
Banking – 1.0%
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		$10,000		$9,333
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		145,000		128,904

				138,237

Construction Machinery – 1.0%
Joy Global, Inc., 6.625%, 11/15/2036		165,000		132,897

Food & Beverage – 0.8%
Bottling Group LLC, 5.125%, 1/15/2019		40,000		40,769
Dean Foods Co., 6.900%, 10/15/2017		75,000		64,500

				105,269

Independent Energy – 0.2%
Chesapeake Energy Corp., 6.500%, 8/15/2017		35,000		29,400

Lodging – 0.3%
Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027		50,000		33,500

Metals & Mining – 0.3%
United States Steel Corp., 6.650%, 6/01/2037		55,000		41,554

Non-Captive Consumer – 0.8%
SLM Corp., MTN, 5.050%, 11/14/2014		25,000		19,342
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		30,000		24,266
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		45,000		33,750
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		5,000		4,019
SLM Corp., Series A, MTN, 5.625%, 8/01/2033		45,000		26,550

				107,927

Non-Captive Diversified – 2.2%
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	200,000		118,456
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	300,000		181,821

				300,277

Paper – 0.5%
Georgia-Pacific LLC, 7.700%, 6/15/2015		70,000		65,450

Pipelines – 0.2%
Colorado Interstate Gas Co., 5.950%, 3/15/2015		3,000		2,947
Southern Natural Gas Co., 7.350%, 2/15/2031		30,000		29,166

				32,113

Sovereigns – 0.9%
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	15,000	(††)	115,403

Technology – 1.1%
Agilent Technologies, Inc., 6.500%, 11/01/2017		105,000		91,393
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		90,000		51,075

1

PORTFOLIO OF INVESTMENTS – as of June 30, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Technology – continued
Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028		$15,000	$8,400

			150,868

Textile – 0.1%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		10,000	6,300

Tobacco – 1.1%
Altria Group, Inc., 9.950%, 11/10/2038		130,000	150,062

Treasuries – 82.6%
U.S. Treasury Inflation Indexed Bond, 1.375%, 7/15/2018		271,917	263,590
U.S. Treasury Inflation Indexed Bond, 1.625%, 1/15/2018		854,935	846,653
U.S. Treasury Inflation Indexed Bond, 1.750%, 1/15/2028		229,001	216,119
U.S. Treasury Inflation Indexed Bond, 2.000%, 1/15/2026(b)		145,029	141,993
U.S. Treasury Inflation Indexed Bond, 2.125%, 1/15/2019		188,693	194,884
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2017		856,421	893,622
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2025		384,598	395,294
U.S. Treasury Inflation Indexed Bond, 2.500%, 7/15/2016		258,673	271,527
U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032		1,417,475	1,778,931
U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2013(b)		196,712	194,376
U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2015		536,002	533,489
U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2013		679,144	696,547
U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2015		471,366	476,522
U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2014		628,908	643,255
U.S. Treasury Inflation Indexed Note, 2.000%, 7/15/2014		639,111	654,091
U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2016		800,346	812,351
U.S. Treasury Inflation Indexed Note, 2.375%, 1/15/2027		354,199	366,706
U.S. Treasury Inflation Indexed Note, 2.625%, 7/15/2017		1,008,214	1,074,378
U.S. Treasury Inflation Indexed Note, 3.000%, 7/15/2012		581,086	615,588

			11,069,916

Wireless – 0.8%
ALLTEL Corp., 7.875%, 7/01/2032		20,000	23,224
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		20,000	15,950
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		5,000	4,137
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		10,000	7,875
Sprint Capital Corp., 6.875%, 11/15/2028		85,000	60,350

			111,536

Wirelines – 2.3%
AT&T Corp., 8.000%, 11/15/2031		80,000	92,334
Bell Canada, MTN, 5.000%, 2/15/2017	CAD	30,000	25,389
Bell Canada, MTN, 6.550%, 5/01/2029, 144A	CAD	5,000	4,058
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	15,000	13,214
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	35,000	26,947

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Embarq Corp., 7.995%, 6/01/2036	$165,000	$145,097

		307,039

TOTAL BONDS AND NOTES (Identified Cost $13,196,493)		12,897,748

	Shares
PREFERRED STOCKS – 0.1%
NON-CONVERTIBLE PREFERRED STOCKS – 0.1%
Thrifts & Mortgage Finance – 0.1%
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(c)(d)	1,160	1,416
Federal National Mortgage Association, (fixed rate to 12/31/2010, variable rate thereafter), 8.250%(c)(d)	3,500	4,690

TOTAL PREFERRED STOCKS (Identified Cost $116,500)		6,106

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 3.3%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $445,767 on 7/01/2009 collateralized by $425,000 Federal Home Loan Bank, 5.625% due 6/11/2021 valued at $454,750 including accrued interest(e) (Identified Cost $445,767)	$445,767	445,767

TOTAL INVESTMENTS – 99.6% (Identified Cost $13,758,760)(a)		13,349,621
Other assets less liabilities—0.4%		59,375

NET ASSETS – 100.0%		$13,408,996

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are priced at their most recent settlement price. Forward foreign currency contracts are “marked-to-market” daily using interpolated prices determined by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2009, the net unrealized depreciation on investments based on a cost of $13,732,380 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$94,057
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(476,816)

Net unrealized depreciation	$(382,759)

At September 30, 2008, the Fund had a capital loss carryforward of approximately $174,858 of which $19,853 expires on September 30, 2014 and $155,005 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for open forward contracts.

(c)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(d)	Non-income producing security.

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the total value of this security amounted to $4,058 or 0.0% of net assets.

GMTN	Global Medium Term Note
MTN	Medium Term Note

Key to Abbreviations: CAD: Canadian Dollar; MXN: Mexican Peso; SGD: Singapore Dollar

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 2009, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Depreciation
Sell[1]	7/23/2009	Singapore Dollar	400,000	$276,104	$(11,326)

[1]	Counterparty is Barclays Bank PLC.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited.

At June 30, 2009, there were no open futures contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
Banking	$—	$138,237	$—	$138,237
Construction Machinery	—	132,897	—	132,897
Food & Beverage	—	105,269	—	105,269
Independent Energy	—	29,400	—	29,400
Lodging	—	33,500	—	33,500
Metals & Mining	—	41,554	—	41,554
Non-Captive Consumer	—	47,627	60,300	107,927
Non-Captive Diversified	—	—	300,277	300,277
Paper	—	65,450	—	65,450
Pipelines	—	32,113	—	32,113
Sovereigns	—	115,403	—	115,403
Technology	—	150,868	—	150,868
Textile	—	6,300	—	6,300
Tobacco	—	150,062	—	150,062
Treasuries	—	11,069,916	—	11,069,916
Wireless	—	111,536	—	111,536
Wirelines	—	307,039	—	307,039

Total Bonds and Notes	—	12,537,171	360,577	12,897,748

Preferred Stocks
Non-Convertible Preferred Stocks Thrifts & Mortgage Finance	1,416	4,690	—	6,106

Short-Term Investments	445,767	—	—	445,767

Total	$447,183	$12,541,861	$360,577	$13,349,621

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(11,326)	$—	$(11,326)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Captive Consumer	$—	$626	$—	$10,174	$—	$—	$49,500	$—	$60,300
Non-Captive Diversified	—	73	—	(44,978)	—	—	345,182	—	300,277

Total	$—	$699	$—	$(34,804)	$—	$—	$394,682	$—	$360,577

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

Derivatives

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective April 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to if it invested in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to manage the Fund’s duration in order to control its interest rate risk without having to buy or sell portfolio securities.

NET ASSET SUMMARY AT JUNE 30, 2009 (Unaudited)

Treasuries	82.6%
Wirelines	2.3
Non-Captive Diversified	2.2
Other Investments, less than 2% each	9.2
Short-Term Investments	3.3

Total Investments	99.6
Other assets less liabilities (including open Forward Foreign Currency Contracts)	0.4

Net Assets	100.0%

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 89.9% of Net Assets
NON-CONVERTIBLE BONDS – 79.6%
ABS Home Equity – 0.4%
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.464%, 7/25/2036(b)		$3,000,000	$1,647,730

Aerospace & Defense – 0.5%
Bombardier, Inc., 7.350%, 12/22/2026	CAD	600,000	392,039
Bombardier, Inc., 7.450%, 5/01/2034, 144A		2,075,000	1,577,000

			1,969,039

Airlines – 0.3%
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		23,424	14,523
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707%, 10/02/2022		359,719	293,171
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		318,569	235,741
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017		165,782	117,705
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		459,385	291,709
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		550,234	352,150

			1,304,999

Automotive – 4.2%
Cummins, Inc., 7.125%, 3/01/2028		350,000	280,242
FCE Bank PLC, EMTN, 7.125%, 1/16/2012	EUR	150,000	177,811
Ford Motor Co., 6.500%, 8/01/2018		20,000	11,800
Ford Motor Co., 6.625%, 2/15/2028		30,000	16,200
Ford Motor Co., 6.625%, 10/01/2028		1,510,000	815,400
Ford Motor Co., 7.125%, 11/15/2025		190,000	104,500
Ford Motor Co., 7.450%, 7/16/2031		1,685,000	994,150
Ford Motor Co., 7.500%, 8/01/2026		30,000	16,200
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		2,980,000	2,876,150
Ford Motor Credit Co. LLC, 8.000%, 6/01/2014		5,000,000	4,045,590
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		940,000	718,657
Ford Motor Credit Co. LLC, 8.625%, 11/01/2010		70,000	65,795
Ford Motor Credit Co. LLC, 9.750%, 9/15/2010		155,000	148,474
Ford Motor Credit Co. LLC, EMTN, 4.875%, 1/15/2010	EUR	130,000	173,252
GMAC LLC, 5.375%, 6/06/2011, 144A		442,000	375,700
Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028		2,090,000	1,609,300
Goodyear Tire & Rubber Co. (The), 7.857%, 8/15/2011		135,000	131,625
Goodyear Tire & Rubber Co. (The), 9.000%, 7/01/2015		633,000	626,670
Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016		2,690,000	2,716,900

			15,904,416

Banking – 6.2%
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	50,000,000	1,496,331
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	11,000,000	328,612
Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018		20,000	17,685
Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017		5,000	5,009
BNP Paribas SA, EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	10,477,600,000	784,421
Citigroup, Inc., 5.000%, 9/15/2014		7,630,000	6,396,366
Citigroup, Inc., 5.875%, 2/22/2033		3,883,000	2,872,011
Citigroup, Inc., 6.000%, 10/31/2033		575,000	429,074
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		192,000	179,198

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		$3,398,000	$3,020,802
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	2,200,000	1,033,042
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	18,504,768,000	1,423,276
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	5,376,000,000	413,490
JPMorgan Chase London, EMTN, Zero Coupon Bond, 10/21/2010, 144A	IDR	9,533,078,500	789,637
Kaupthing Bank, 1/15/2010, 144A(c)		200,000	26,000
Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A(c)		1,600,000	208,000
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		700,000	540,649
Merrill Lynch & Co., Inc., 7.750%, 5/14/2038		2,800,000	2,600,934
Morgan Stanley, EMTN, 5.450%, 1/09/2017		5,000	4,669
Morgan Stanley, MTN, 6.250%, 8/09/2026		615,000	573,186
Rabobank Nederland, EMTN, 10.250%, 9/10/2009, 144A	ISK	71,000,000	417,655

			23,560,047

Building Materials – 2.0%
Masco Corp., 4.800%, 6/15/2015		555,000	436,219
Masco Corp., 5.850%, 3/15/2017		440,000	351,473
Masco Corp., 6.125%, 10/03/2016		750,000	629,697
Masco Corp., 6.500%, 8/15/2032		670,000	455,488
Owens Corning, Inc., 7.000%, 12/01/2036		1,225,000	868,196
Owens Corning, Inc., 9.000%, 6/15/2019		2,760,000	2,677,128
USG Corp., 6.300%, 11/15/2016		2,795,000	2,068,300

			7,486,501

Chemicals – 1.3%
Borden, Inc., 7.875%, 2/15/2023		1,824,000	510,720
Borden, Inc., 9.200%, 3/15/2021		2,641,000	739,480
Hercules, Inc., 6.500%, 6/30/2029		2,263,000	1,222,020
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		1,600,000	720,000
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028		1,405,000	1,196,977
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018		400,000	368,000

			4,757,197

Commercial Mortgage-Backed Securities – 0.2%
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040		555,000	381,096
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.798%, 6/15/2049(b)		415,000	316,909
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049		205,000	150,898

			848,903

Construction Machinery – 1.0%
United Rentals North America, Inc., 7.000%, 2/15/2014		3,285,000	2,685,487
United Rentals North America, Inc., 7.750%, 11/15/2013		295,000	253,700
United Rentals North America, Inc., 10.875%, 6/15/2016, 144A		965,000	926,400

			3,865,587

Diversified Manufacturing – 0.7%
Textron, Inc., 5.600%, 12/01/2017		3,215,000	2,595,174

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Electric – 3.5%
AES Corp. (The), 7.750%, 3/01/2014	$1,185,000	$1,122,787
AES Corp. (The), 7.750%, 10/15/2015	645,000	599,850
AES Ironwood LLC, 8.857%, 11/30/2025	82,960	71,761
Dynegy Holdings, Inc., 7.125%, 5/15/2018	100,000	68,000
Dynegy Holdings, Inc., 7.625%, 10/15/2026	490,000	303,800
Dynegy Holdings, Inc., 7.750%, 6/01/2019	1,250,000	973,437
Dynegy Holdings, Inc., 8.375%, 5/01/2016	250,000	211,875
Midwest Generation LLC, Series B, 8.560%, 1/02/2016	379,834	372,237
NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	1,685,000	813,013
NiSource Finance Corp., 5.250%, 9/15/2017	894,000	766,606
NiSource Finance Corp., 5.400%, 7/15/2014	1,165,000	1,102,344
NiSource Finance Corp., 6.150%, 3/01/2013	425,000	422,462
NRG Energy, Inc., 7.375%, 2/01/2016	575,000	544,094
Quezon Power Philippines Co., 8.860%, 6/15/2017	355,000	315,950
RRI Energy, Inc., 7.875%, 6/15/2017	1,025,000	917,375
Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	824,620	785,005
Texas Competitive Electric Holdings Co. LLC, Series A, 10.250%, 11/01/2015	2,090,000	1,301,025
TXU Corp., Series P, 5.550%, 11/15/2014	920,000	580,906
TXU Corp., Series Q, 6.500%, 11/15/2024	1,515,000	759,138
TXU Corp., Series R, 6.550%, 11/15/2034	420,000	201,919
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(d)	1,000,000	868,506

		13,102,090

Food & Beverage – 0.6%
ARAMARK Corp., 5.000%, 6/01/2012	475,000	429,875
Chiquita Brands International, Inc., 7.500%, 11/01/2014	940,000	789,600
Dole Food Co., Inc., 7.250%, 6/15/2010	415,000	408,775
Sara Lee Corp., 6.125%, 11/01/2032	690,000	616,432

		2,244,682

Government Owned – No Guarantee – 0.0%
DP World Ltd., 6.850%, 7/02/2037, 144A	200,000	133,000

Healthcare – 3.6%
HCA, Inc., 5.750%, 3/15/2014	410,000	328,000
HCA, Inc., 6.250%, 2/15/2013	30,000	26,250
HCA, Inc., 6.300%, 10/01/2012	625,000	573,437
HCA, Inc., 6.375%, 1/15/2015	560,000	455,000
HCA, Inc., 6.500%, 2/15/2016	550,000	444,125
HCA, Inc., 6.750%, 7/15/2013	20,000	17,600
HCA, Inc., 7.050%, 12/01/2027	1,000,000	609,060
HCA, Inc., 7.190%, 11/15/2015	965,000	743,636
HCA, Inc., 7.500%, 12/15/2023	865,000	563,437
HCA, Inc., 7.500%, 11/06/2033	4,200,000	2,394,000
HCA, Inc., 7.690%, 6/15/2025	970,000	595,684
HCA, Inc., 8.360%, 4/15/2024	375,000	247,574
HCA, Inc., 9.125%, 11/15/2014	3,000,000	2,970,000
HCA, Inc., MTN, 7.580%, 9/15/2025	560,000	344,808
HCA, Inc., MTN, 7.750%, 7/15/2036	1,520,000	903,570
Tenet Healthcare Corp., 6.875%, 11/15/2031	3,505,000	2,103,000

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Healthcare – continued
Tenet Healthcare Corp., 9.250%, 2/01/2015		$300,000	$274,500

			13,593,681

Home Construction – 1.5%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015		185,000	94,350
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016		1,068,000	534,000
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014		425,000	221,000
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014		272,000	141,440
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016		755,000	369,950
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013		10,000	4,700
KB Home, 7.250%, 6/15/2018		1,260,000	1,083,600
Lennar Corp., Series B, 5.125%, 10/01/2010		1,320,000	1,267,200
Lennar Corp., Series B, 5.500%, 9/01/2014		95,000	76,000
Lennar Corp., Series B, 5.600%, 5/31/2015		2,000,000	1,575,000
Pulte Homes, Inc., 6.000%, 2/15/2035		400,000	260,000

			5,627,240

Independent Energy – 1.5%
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	250,000	308,627
Chesapeake Energy Corp., 6.500%, 8/15/2017		1,110,000	932,400
Chesapeake Energy Corp., 6.875%, 11/15/2020		1,415,000	1,139,075
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A		704,000	425,920
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		985,000	832,325
Pioneer Natural Resources Co., 5.875%, 7/15/2016		335,000	288,848
Pioneer Natural Resources Co., 6.875%, 5/01/2018		910,000	792,777
Pioneer Natural Resources Co., 7.200%, 1/15/2028		920,000	719,753
Swift Energy Co., 7.125%, 6/01/2017		100,000	70,500

			5,510,225

Industrial Other – 0.1%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013		300,000	257,250

Local Authorities – 2.8%
Province of Ontario, Canada, 4.200%, 3/08/2018	CAD	12,200,000	10,586,200

Lodging – 0.5%
Felcor Lodging LP, 9.000%, 6/01/2011		1,540,000	1,355,200
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/01/2012		500,000	490,000

			1,845,200

Media Cable – 0.5%
CSC Holdings, Inc., 8.500%, 4/15/2014, 144A		1,200,000	1,189,500
Virgin Media Finance PLC, 9.125%, 8/15/2016		685,000	659,313

			1,848,813

Media Non-Cable – 0.0%
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013(c)		510,000	23,588
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017(c)		1,460,000	69,350

			92,938

Metals & Mining – 3.8%
Alcoa, Inc., 5.720%, 2/23/2019		1,700,000	1,348,421
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		1,245,000	697,200
ArcelorMittal, 9.850%, 6/01/2019		575,000	620,547
ArcelorMittal USA Partnership, 9.750%, 4/01/2014		255,000	267,174
Ryerson, Inc., 12.000%, 11/01/2015		775,000	631,625

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Metals & Mining – continued
Steel Dynamics, Inc., 6.750%, 4/01/2015		$750,000	$667,500
Steel Dynamics, Inc., 7.375%, 11/01/2012		295,000	279,512
Teck Resources Ltd., 10.250%, 5/15/2016, 144A		1,195,000	1,251,762
Teck Resources Ltd., 10.750%, 5/15/2019, 144A		1,145,000	1,230,875
United States Steel Corp., 6.050%, 6/01/2017		4,740,000	4,042,718
United States Steel Corp., 6.650%, 6/01/2037		2,020,000	1,526,163
United States Steel Corp., 7.000%, 2/01/2018		2,035,000	1,767,880

			14,331,377

Non-Captive Consumer – 1.5%
American General Finance Corp., MTN, 5.750%, 9/15/2016		700,000	375,743
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		750,000	562,500
SLM Corp., Series A, MTN, 5.000%, 6/15/2018		115,000	76,289
SLM Corp., Series A, MTN, 6.500%, 6/15/2010(d)(e)	NZD	4,720,000	2,784,601
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		2,020,000	1,728,080

			5,527,213

Non-Captive Diversified – 4.4%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		115,000	66,618
CIT Group, Inc., 4.750%, 12/15/2010		205,000	160,927
CIT Group, Inc., 5.400%, 2/13/2012		46,000	31,395
CIT Group, Inc., 5.400%, 1/30/2016		88,000	49,691
CIT Group, Inc., 5.800%, 10/01/2036		200,000	111,000
CIT Group, Inc., 5.850%, 9/15/2016		16,000	9,033
CIT Group, Inc., 12.000%, 12/18/2018, 144A		1,112,000	539,320
CIT Group, Inc., EMTN, 3.800%, 11/14/2012	EUR	300,000	252,513
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	1,050,000	736,496
CIT Group, Inc., EMTN, 5.000%, 5/13/2014	EUR	200,000	148,702
CIT Group, Inc., EMTN, 5.500%, 12/20/2016	GBP	300,000	246,780
CIT Group, Inc., GMTN, 4.250%, 2/01/2010		130,000	116,712
CIT Group, Inc., GMTN, 4.250%, 9/22/2011	EUR	1,750,000	1,693,940
CIT Group, Inc., GMTN, 5.000%, 2/13/2014		64,000	38,007
CIT Group, Inc., GMTN, 5.000%, 2/01/2015		130,000	76,571
CIT Group, Inc., MTN, 4.250%, 3/17/2015	EUR	1,260,000	901,471
CIT Group, Inc., MTN, 5.125%, 9/30/2014		26,000	15,325
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		22,000	10,670
CIT Group, Inc., Series A, MTN, 5.650%, 2/13/2017		141,000	79,555
GATX Corp., 8.750%, 5/15/2014		3,290,000	3,458,807
General Electric Capital Corp., 5.625%, 5/01/2018		10,000	9,458
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		60,000	47,483
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016	NZD	250,000	142,289
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015	NZD	3,035,000	1,704,447
GMAC LLC, 6.000%, 4/01/2011, 144A		201,000	175,875
GMAC LLC, 6.000%, 12/15/2011, 144A		937,000	801,135
GMAC LLC, 6.625%, 12/17/2010, 144A		23,000	20,700
GMAC LLC, 6.625%, 5/15/2012, 144A		47,000	39,245
GMAC LLC, 6.750%, 12/01/2014, 144A		149,000	116,965
GMAC LLC, 6.875%, 9/15/2011, 144A		53,000	46,375

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
GMAC LLC, 6.875%, 8/28/2012, 144A	$94,000	$78,490
GMAC LLC, 7.000%, 2/01/2012, 144A	110,000	93,280
GMAC LLC, 7.500%, 12/31/2013, 144A	314,000	243,350
GMAC LLC, 8.000%, 12/31/2018, 144A	585,000	371,475
GMAC LLC, 8.000%, 11/01/2031, 144A	208,000	145,600
International Lease Finance Corp., 4.750%, 7/01/2009	745,000	745,000
International Lease Finance Corp., 5.000%, 4/15/2010	1,795,000	1,643,994
International Lease Finance Corp., 5.000%, 9/15/2012	125,000	96,676
International Lease Finance Corp., Series R, MTN, 5.625%, 9/15/2010	250,000	224,598
iStar Financial, Inc., 5.500%, 6/15/2012	65,000	32,988
iStar Financial, Inc., 5.650%, 9/15/2011	100,000	58,000
iStar Financial, Inc., 5.875%, 3/15/2016	20,000	8,000
iStar Financial, Inc., 6.050%, 4/15/2015	20,000	8,000
iStar Financial, Inc., 8.625%, 6/01/2013	1,770,000	920,400
iStar Financial, Inc., Series B, 5.700%, 3/01/2014	70,000	29,400
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	565,000	247,187

		16,793,943

Oil Field Services – 0.2%
Complete Production Services, Inc., 8.000%, 12/15/2016	400,000	342,000
North American Energy Partners, Inc., 8.750%, 12/01/2011	495,000	430,650

		772,650

Packaging – 0.4%
Owens-Illinois, Inc., 7.800%, 5/15/2018	1,555,000	1,467,531

Paper – 6.2%
Georgia-Pacific LLC, 7.250%, 6/01/2028	1,240,000	926,900
Georgia-Pacific LLC, 7.750%, 11/15/2029	3,425,000	2,680,063
Georgia-Pacific LLC, 8.000%, 1/15/2024	1,270,000	1,079,500
Georgia-Pacific LLC, 8.875%, 5/15/2031	4,890,000	4,229,850
International Paper Co., 7.950%, 6/15/2018	3,645,000	3,516,481
International Paper Co., 8.700%, 6/15/2038	3,759,000	3,353,366
International Paper Co., 9.375%, 5/15/2019	2,490,000	2,538,204
Jefferson Smurfit Corp., 7.500%, 6/01/2013(c)	515,000	189,906
Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017(c)	2,800,000	1,036,000
Stone Container Finance, 7.375%, 7/15/2014(c)	980,000	448,350
Westvaco Corp., 7.950%, 2/15/2031	650,000	573,886
Westvaco Corp., 8.200%, 1/15/2030	2,380,000	2,102,504
Weyerhaeuser Co., 7.375%, 3/15/2032	845,000	674,441

		23,349,451

Pharmaceuticals – 2.2%
Elan Financial PLC, 7.750%, 11/15/2011	5,195,000	4,805,375
Elan Financial PLC, 8.875%, 12/01/2013	1,735,000	1,587,525
Valeant Pharmaceuticals International, 8.375%, 6/15/2016, 144A	1,890,000	1,875,825

		8,268,725

Pipelines – 3.1%
Colorado Interstate Gas Co., 5.950%, 3/15/2015	22,000	21,612
El Paso Corp., 6.950%, 6/01/2028	1,430,000	1,075,908

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Pipelines – continued
El Paso Corp., 7.420%, 2/15/2037	$1,055,000	$811,838
El Paso Corp., 12.000%, 12/12/2013	1,000,000	1,100,000
El Paso Corp., GMTN, 7.750%, 1/15/2032	2,210,000	1,798,986
El Paso Corp., GMTN, 7.800%, 8/01/2031	550,000	448,640
El Paso Corp., GMTN, 8.050%, 10/15/2030	1,105,000	919,373
Kinder Morgan Finance Co., 5.700%, 1/05/2016	345,000	295,838
Knight, Inc., Senior Note, 5.150%, 3/01/2015	50,000	43,375
Southern Natural Gas Co., 7.350%, 2/15/2031	95,000	92,360
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028	890,000	848,094
Williams Cos., Inc. (The), 7.500%, 1/15/2031	4,125,000	3,630,000
Williams Cos., Inc. (The), 7.750%, 6/15/2031	70,000	63,000
Williams Cos., Inc. (The), 8.750%, 3/15/2032	430,000	432,150

		11,581,174

Property & Casualty Insurance – 0.8%
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	3,410,000	2,698,548
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	690,000	262,200

		2,960,748

Railroads – 0.1%
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	314,000	157,000
Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(d)	30,000	20,175

		177,175

REITs – 1.9%
Colonial Realty LP, 5.500%, 10/01/2015	514,000	405,110
Colonial Realty LP, 6.050%, 9/01/2016	615,000	484,780
Colonial Realty LP, 6.250%, 6/15/2014	575,000	486,779
Highwoods Properties, Inc., 5.850%, 3/15/2017	470,000	374,303
ProLogis, 5.500%, 4/01/2012	1,385,000	1,275,028
ProLogis, 5.625%, 11/15/2015	100,000	79,291
ProLogis, 5.625%, 11/15/2016	1,090,000	837,879
ProLogis, 6.625%, 5/15/2018	1,935,000	1,523,625
Simon Property Group LP, 5.250%, 12/01/2016	500,000	444,141
Simon Property Group LP, 5.750%, 12/01/2015	460,000	423,652
Simon Property Group LP, 5.875%, 3/01/2017	550,000	504,981
Simon Property Group LP, 6.125%, 5/30/2018	450,000	418,574

		7,258,143

Retailers – 3.9%
Dillard’s, Inc., 6.625%, 1/15/2018	500,000	280,000
Dillard’s, Inc., 7.000%, 12/01/2028	450,000	218,250
Dillard’s, Inc., 7.130%, 8/01/2018	750,000	423,750
Dillard’s, Inc., 7.750%, 7/15/2026	1,500,000	712,500
Foot Locker, Inc., 8.500%, 1/15/2022	1,679,000	1,460,730
Home Depot, Inc. (The), 5.875%, 12/16/2036	1,975,000	1,742,471
Macy’s Retail Holdings, Inc., 5.900%, 12/01/2016	1,405,000	1,144,634
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	3,653,000	2,483,463
Macy’s Retail Holdings, Inc., 7.000%, 2/15/2028	295,000	216,363
Macy’s Retail Holdings, Inc., 8.875%, 7/15/2015	2,365,000	2,288,637
Toys R Us, Inc., 7.375%, 10/15/2018	5,185,000	3,707,275

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Retailers – continued
Toys R Us, Inc., 7.875%, 4/15/2013		$197,000		$164,495

				14,842,568

Sovereigns – 3.8%
Indonesia Government International Bond, 6.625%, 2/17/2037, 144A		3,132,000		2,568,240
Indonesia Government International Bond, 7.750%, 1/17/2038, 144A		650,000		591,500
Indonesia Government International Bond, 11.625%, 3/04/2019, 144A		2,100,000		2,659,125
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	1,881,000,000		166,056
Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024	IDR	24,214,000,000		2,030,921
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	4,897,000,000		354,586
Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016	MXN	208,681	(††)	1,522,528
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	95,000	(††)	693,260
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	180,000	(††)	1,469,744
Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040		112,000		101,752
Republic of Brazil, 10.250%, 1/10/2028	BRL	4,170,000		2,096,172
Republic of Iceland, Zero Coupon Bond, 9/15/2009	ISK	24,240,000		140,582
Republic of Iceland, 7.000%, 3/17/2010	ISK	18,085,000		107,031

				14,501,497

Supermarkets – 0.9%
American Stores Co., 8.000%, 6/01/2026		110,000		95,975
American Stores Co., Series B, MTN, 7.100%, 3/20/2028		1,865,000		1,426,725
New Albertson’s, Inc., 7.450%, 8/01/2029		1,525,000		1,250,500
New Albertson’s, Inc., 8.000%, 5/01/2031		480,000		411,600
New Albertson’s, Inc., 8.700%, 5/01/2030		180,000		157,050
New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		240,000		175,200

				3,517,050

Supranational – 0.2%
Inter-American Development Bank, EMTN, Zero Coupon Bond, 5/20/2013	IDR	8,600,000,000		554,798
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	42,500,000		250,920

				805,718

Technology – 4.3%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015		496,000		421,600
Agilent Technologies, Inc., 6.500%, 11/01/2017		1,560,000		1,357,838
Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029		6,580,000		3,734,150
Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028		3,055,000		1,710,800
Amkor Technology, Inc., 7.750%, 5/15/2013		2,685,000		2,463,488
Amkor Technology, Inc., 9.250%, 6/01/2016		480,000		444,600
Corning, Inc., 6.850%, 3/01/2029		801,000		743,164
Freescale Semiconductor, Inc., 10.125%, 12/15/2016		210,000		71,400
Motorola, Inc., 5.220%, 10/01/2097		80,000		35,640
Motorola, Inc., 6.500%, 11/15/2028		70,000		47,600
Motorola, Inc., 6.625%, 11/15/2037		70,000		47,600
Nortel Networks Capital Corp., 7.875%, 6/15/2026(c)		2,280,000		712,500

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Technology – continued
Nortel Networks Ltd., 6.875%, 9/01/2023(c)		$1,000,000	$127,500
Nortel Networks Ltd., 10.125%, 7/15/2013(c)		400,000	136,000
Seagate Technology International, 10.000%, 5/01/2014, 144A		4,030,000	4,155,937

			16,209,817

Textile – 0.2%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		890,000	560,700
Kellwood Co., 7.625%, 10/15/2017(d)		500,000	75,000

			635,700

Transportation Services – 1.2%
APL Ltd., 8.000%, 1/15/2024(d)		2,685,000	1,675,359
Atlas Air, Inc., Series 1999-1B, 7.630%, 7/02/2016		368,356	228,381
Atlas Air, Inc., Series 1999-1C, 8.770%, 7/02/2012(f)		399,542	171,803
Atlas Air, Inc., Series 2000-1, Class C, 9.702%, 7/02/2011(f)		40,344	22,189
Atlas Air, Inc., Series B, 7.680%, 1/02/2014		2,081,472	1,498,660
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(f)		289,324	121,516
Erac USA Finance Co., 5.600%, 5/01/2015, 144A		700,000	637,081

			4,354,989

Treasuries – 2.4%
U.S. Treasury Bond, 3.500%, 2/15/2039		10,500,000	9,079,245

Wireless – 1.6%
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		1,995,000	1,591,012
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		765,000	633,038
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		805,000	633,937
Sprint Capital Corp., 6.875%, 11/15/2028		1,525,000	1,082,750
Sprint Capital Corp., 6.900%, 5/01/2019		615,000	508,913
Sprint Capital Corp., 8.750%, 3/15/2032		215,000	173,075
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		2,000,000	1,530,000

			6,152,725

Wirelines – 5.1%
Bell Canada, MTN, 7.300%, 2/23/2032	CAD	275,000	242,252
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	220,000	169,384
FairPoint Communications, Inc., 13.125%, 4/01/2018		5,380,000	1,049,100
Frontier Communications Corp., 7.875%, 1/15/2027		3,180,000	2,544,000
Frontier Communications Corp., 9.000%, 8/15/2031		2,330,000	1,922,250
Hawaiian Telcom Communications, Inc., Series B, 12.500%, 5/01/2015(c)		50,000	5
Level 3 Financing, Inc., 8.750%, 2/15/2017		590,000	448,400
Level 3 Financing, Inc., 9.250%, 11/01/2014		1,675,000	1,373,500
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		1,439,000	1,108,030
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		800,000	544,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		1,385,000	1,059,525
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		5,332,000	3,785,720
Qwest Corp., 6.500%, 6/01/2017		210,000	184,800
Qwest Corp., 6.875%, 9/15/2033		1,936,000	1,413,280
Qwest Corp., 7.200%, 11/10/2026		1,500,000	1,132,500
Qwest Corp., 7.250%, 9/15/2025		515,000	393,975
Qwest Corp., 7.250%, 10/15/2035		1,407,000	1,020,075

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Qwest Corp., 7.500%, 6/15/2023	$1,115,000	$886,425

		19,277,221

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $314,563,904)		300,645,572

CONVERTIBLE BONDS – 10.3%
Construction Machinery – 0.0%
United Rentals North America, Inc., 1.875%, 10/15/2023	40,000	36,700

Electric – 0.1%
CMS Energy Corp., 5.500%, 6/15/2029	250,000	260,000

Healthcare – 1.5%
Affymetrix, Inc., 3.500%, 1/15/2038	1,216,000	902,880
Health Management Associates, Inc., 3.750%, 5/01/2028, 144A	3,325,000	2,680,781
Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(g)	1,705,000	1,210,550
Omnicare, Inc., 3.250%, 12/15/2035	1,265,000	876,013

		5,670,224

Independent Energy – 0.6%
Chesapeake Energy Corp., 2.250%, 12/15/2038	3,885,000	2,384,419

Industrial Other – 0.2%
Incyte Corp., 3.500%, 2/15/2011	1,100,000	761,750

Lodging – 0.5%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	1,989,000	1,688,164

Media Non-Cable – 0.1%
Liberty Media LLC, 3.500%, 1/15/2031	61,927	27,557
Sinclair Broadcast Group, Inc., 3.000%, 5/15/2027	298,000	251,810
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(g)	195,000	137,475

		416,842

Metals & Mining – 1.5%
ArcelorMittal, 5.000%, 5/15/2014	1,000,000	1,262,500
Steel Dynamics, Inc., 5.125%, 6/15/2014	1,250,000	1,375,000
United States Steel Corp., 4.000%, 5/15/2014	2,280,000	2,983,950

		5,621,450

Oil Field Services – 0.3%
Transocean, Inc., Series B, 1.500%, 12/15/2037	1,120,000	1,026,200

Pharmaceuticals – 2.3%
Human Genome Sciences, Inc., 2.250%, 10/15/2011	2,215,000	1,340,075
Human Genome Sciences, Inc., 2.250%, 8/15/2012	3,325,000	1,803,812
Kendle International, Inc., 3.375%, 7/15/2012	2,715,000	2,005,706
Nektar Therapeutics, 3.250%, 9/28/2012	1,995,000	1,466,325
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	985,000	1,003,469
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	1,165,000	1,210,144

		8,829,531

Technology – 1.8%
Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	1,835,000	1,300,556
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	3,020,000	1,936,575
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	490,000	404,250

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Technology – continued
Maxtor Corp., 5.750%, 3/01/2012(d)	$1,324,000	$1,098,920
Nortel Networks Corp., 2.125%, 4/15/2014(c)	795,000	260,363
Richardson Electronics Ltd., 7.750%, 12/15/2011	132,000	108,240
Teradyne, Inc., 4.500%, 3/15/2014	1,050,000	1,510,687

		6,619,591

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	16,000	14,580

Wireless – 0.3%
NII Holdings, Inc., 2.750%, 8/15/2025	255,000	238,425
NII Holdings, Inc., 3.125%, 6/15/2012	1,155,000	887,906

		1,126,331

Wirelines – 1.1%
Level 3 Communications, Inc., 3.500%, 6/15/2012	915,000	640,500
Level 3 Communications, Inc., 5.250%, 12/15/2011	590,000	480,850
Level 3 Communications, Inc., 7.000%, 3/15/2015(d)	2,210,000	2,364,700
Level 3 Communications, Inc., 10.000%, 5/01/2011	805,000	771,794

		4,257,844

TOTAL CONVERTIBLE BONDS (Identified Cost $36,803,195)		38,713,626

TOTAL BONDS AND NOTES (Identified Cost $351,367,099)		339,359,198

BANK LOANS – 1.3%
Food & Beverage – 0.7%
Dole Food Co., Inc., Credit Link Deposit, 7.979%, 4/12/2013(h)	312,472	312,275
Dole Food Co., Inc., Tranche B Term Loan, 8.000%, 4/12/2013(h)	528,463	528,130
Dole Food Co., Inc., Tranche C Term Loan, 8.000%, 4/12/2013(h)	1,939,899	1,938,677

		2,779,082

Media Non-Cable – 0.1%
Idearc, Inc., Term Loan B, 6.250%, 11/17/2014(c)(h)	510,970	215,246
Tribune Co., Term Loan X, 5.000%, 4/10/2010(c)(h)	25,600	8,583

		223,829

Paper – 0.4%
Smurfit-Stone Container Enterprises, Inc., CAD Revolver, 3.105%, 11/01/2009(c)(h)	213,344	192,899
Smurfit-Stone Container Enterprises, Inc., Offering-CL Deposit, 4.500%, 11/01/2010(c)(h)	129,110	116,737
Smurfit-Stone Container Enterprises, Inc., Revolver, 2.929%, 11/02/2009(c)(h)	643,242	581,601
Smurfit-Stone Container Enterprises, Inc., Tranche B Term Loan, 2.630%, 11/01/2011(c)(h)	146,930	132,850
Smurfit-Stone Container Enterprises, Inc., Tranche C Term Loan, 2.630%, 11/01/2011(c)(h)	276,940	250,401
Smurfit-Stone Container Enterprises, Inc., Tranche C1 Term Loan, 2.630%, 11/01/2011(c)(h)	83,731	75,707

		1,350,195

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BANK LOANS – continued
Technology – 0.1%
Sungard Data Systems, Inc., Tranche A, 2.463%, 2/28/2014(h)	$313,393	$289,653

Wirelines – 0.0%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.750%, 6/01/2014(h)(i)	156,205	92,747
Level 3 Financing, Inc., Tranche A Term Loan, 3.155%, 3/13/2014(h)	70,000	57,887

		150,634

TOTAL BANK LOANS (Identified Cost $4,289,092)		4,793,393

	Shares
COMMON STOCKS – 2.5%
Biotechnology – 1.6%
EPIX Pharmaceuticals, Inc.(d)(e)(f)(m)	77,970	8,577
EPIX Pharmaceuticals, Inc., Contingent Value Rights(f)	230	—
Vertex Pharmaceuticals, Inc.(f)	165,617	5,902,590

		5,911,167

Containers & Packaging – 0.3%
Owens-Illinois, Inc.(f)	40,621	1,137,794

Electronic Equipment Instruments & Components – 0.3%
Corning, Inc.	69,766	1,120,442

Food Products – 0.0%
ConAgra Foods, Inc.	3,100	59,086

Household Durables – 0.0%
KB Home	6,775	92,682

Oil, Gas & Consumable Fuels – 0.0%
Chesapeake Energy Corp.	2,846	56,436

Pharmaceuticals – 0.2%
Bristol-Myers Squibb Co.	43,200	877,392

REITs – 0.1%
Apartment Investment & Management Co.	6,185	54,737
Associated Estates Realty Corp.	32,565	194,088
Developers Diversified Realty Corp.	7,573	36,956

		285,781

TOTAL COMMON STOCKS (Identified Cost $5,536,937)		9,540,780

PREFERRED STOCKS – 1.4%
CONVERTIBLE PREFERRED STOCKS – 0.9%
Automotive – 0.2%
Ford Motor Co. Capital Trust II, 6.500%	27,177	598,709

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Commercial Banks – 0.0%
Wells Fargo & Co., Series L, Class A, 7.500%	138	$108,326

Diversified Financial Services – 0.2%
CIT Group, Inc., 8.750%	27,994	488,775
Sovereign Capital Trust IV, 4.375%	14,200	284,000

		772,775

Electric Utilities – 0.2%
AES Trust III, 6.750%	17,119	731,837
CMS Energy Trust I, 7.750%(d)(e)	4,150	145,250

		877,087

Hotels, Restaurants & Leisure – 0.0%
Six Flags, Inc., 7.250%(c)	9	2

Machinery – 0.1%
United Rentals Trust, 6.500%	14,328	268,650

Oil, Gas & Consumable Fuels – 0.0%
El Paso Energy Capital Trust I, 4.750%	5,700	179,550

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 7.800%	1,100	5,775

Semiconductors & Semiconductor Equipment – 0.2%
Lucent Technologies Capital Trust, 7.750%	1,150	678,500

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $4,810,955)		3,489,374

NON-CONVERTIBLE PREFERRED STOCKS – 0.5%
Diversified Financial Services – 0.1%
Bank of America Corp., 6.375%	18,000	293,580
Preferred Blocker, Inc., 7.000%, 144A	448	192,668

		486,248

Thrifts & Mortgage Finance – 0.4%
Countrywide Capital IV, 6.750%	7,075	116,384
Federal Home Loan Mortgage Corp., 5.000%(f)(j)	1,350	1,890
Federal Home Loan Mortgage Corp., 5.570%(f)(j)	31,000	26,660
Federal Home Loan Mortgage Corp., 5.660%(f)(j)	986,100	917,073
Federal Home Loan Mortgage Corp., 5.700%(f)(j)	2,200	2,970
Federal Home Loan Mortgage Corp., 5.790%(f)(j)	7,100	8,875
Federal Home Loan Mortgage Corp., 5.810%(f)(j)	1,600	2,720
Federal Home Loan Mortgage Corp., 5.900%(f)(j)	4,700	4,230
Federal Home Loan Mortgage Corp., 6.000%(f)(j)	1,700	2,278
Federal Home Loan Mortgage Corp., 6.420%(f)(j)	151,250	242,000
Federal Home Loan Mortgage Corp., 6.550%(f)(j)	4,150	3,403
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(f)(j)	28,100	34,282
Federal National Mortgage Association, 4.750%(f)(j)	4,850	7,372
Federal National Mortgage Association, 5.125%(f)(j)	900	1,323
Federal National Mortgage Association, 5.375%(f)(j)	1,850	3,182
Federal National Mortgage Association, 5.810%(f)(j)	1,400	2,142
Federal National Mortgage Association, 6.750%(f)(j)	2,200	2,640

13

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Thrifts & Mortgage Finance – continued
Federal National Mortgage Association, (fixed rate to 12/31/2010, variable rate thereafter), 8.250%(f)(j)	73,150	$98,021

		1,477,445

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $3,078,150)		1,963,693

TOTAL PREFERRED STOCKS (Identified Cost $7,889,105)		5,453,067

CLOSED END INVESTMENT COMPANIES – 0.7%
BlackRock Senior High Income Fund, Inc.	14,183	42,549
Dreyfus High Yield Strategies Fund	78,008	237,924
DWS High Income Trust	22,522	79,277
Highland Credit Strategies Fund	31,505	154,690
Van Kampen High Income Trust II	8,400	99,204
Western Asset High Income Opportunity Fund, Inc.	176,050	906,657
Western Asset Managed High Income Fund, Inc.	197,293	1,000,276

TOTAL CLOSED END INVESTMENT COMPANIES (Identified Cost $3,351,569)		2,520,577

EXCHANGE TRADED FUNDS – 1.8%
iShares iBoxx $ High Yield Corporate Bond Fund	48,017	3,827,435
SPDR Barclays Capital High Yield Bond ETF	82,266	2,894,941

TOTAL EXCHANGE TRADED FUNDS (Identified Cost $6,587,763)		6,722,376

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 0.7%
Federal Home Loan Bank Discount Note, 0.010%, 7/01/2009(k)	$2,075,000	2,075,000
Repurchase Agreement with State Street Corporation, dated 6/30/2009 at 0.000% to be repurchased at $15,837 on 7/01/09 collateralized by $20,000 U.S. Treasury Bill, due 10/01/2009 with a value of $19,990 including accrued interest(l)	15,837	15,837
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $664,332 on 7/01/2009 collateralized by $675,000 Federal National Mortgage Association, 2.150% due 5/04/2012 with a value of $678,375 including accrued interest(l)	664,332	664,332

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,755,169)		2,755,169

14

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

Value (†)
TOTAL INVESTMENTS – 98.3% (Identified Cost $381,776,734)(a)	371,144,560
Other assets less liabilities—1.7%	6,352,808

NET ASSETS – 100.0%	$377,497,368

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2009, the net unrealized depreciation on investments based on a cost of $381,805,797 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,467,101
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(39,128,338)

Net unrealized depreciation	$(10,661,237)

(b)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(c)	Non-income producing due to bankruptcy filing.

(d)	Illiquid security. At June 30, 2009, the value of these securities amounted to $9,198,088 or 2.4% of net assets.

(e)	Fair value security by the Fund’s Investment Adviser. At June 30, 2009 the value of these securities amounted to $2,938,428 or 0.8% of net assets.

(f)	Non-income producing security.

(g)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(h)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2009.

(i)	All or portion of interest payment is paid-in-kind.

(j)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(k)	Rate represents discount rate at time of purchase.

(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

15

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

(m)	Security subject to restrictions on resale. This security was acquired on May 8, 2009 at a cost of $143,967. At June 30, 2009, the value of this security amounted to $8,577 or 0.0% of net assets.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the total value of these securities amounted to $37,073,477 or 9.8% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; MXN: Mexican Peso; NZD: New Zealand Dollar; THB: Thai Baht

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$1,647,730	$—	$1,647,730
Aerospace & Defense	—	1,969,039	—	1,969,039
Airlines	—	1,304,999	—	1,304,999
Automotive	—	15,904,416	—	15,904,416
Banking	—	23,560,047	—	23,560,047
Building Materials	—	7,486,501	—	7,486,501
Chemicals	—	3,506,997	1,250,200	4,757,197
Commercial Mortgage-Backed Securities	—	848,903	—	848,903
Construction Machinery	—	3,865,587	—	3,865,587
Diversified Manufacturing	—	2,595,174	—	2,595,174
Electric	—	12,289,077	813,013	13,102,090
Food & Beverage	—	2,244,682	—	2,244,682
Government Owned - No Guarantee	—	133,000	—	133,000
Healthcare	—	13,593,681	—	13,593,681
Home Construction	—	5,622,540	4,700	5,627,240
Independent Energy	—	5,510,225	—	5,510,225
Industrial Other	—	257,250	—	257,250
Local Authorities	—	10,586,200	—	10,586,200
Lodging	—	1,355,200	490,000	1,845,200
Media Cable	—	1,848,813	—	1,848,813
Media Non-Cable	—	—	92,938	92,938
Metals & Mining	—	14,331,377	—	14,331,377

16

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Non-Captive Consumer	$—	$2,180,112	$3,347,101	$5,527,213
Non-Captive Diversified	—	15,854,371	939,572	16,793,943
Oil Field Services	—	772,650	—	772,650
Packaging	—	1,467,531	—	1,467,531
Paper	—	23,159,545	189,906	23,349,451
Pharmaceuticals	—	8,268,725	—	8,268,725
Pipelines	—	11,581,174	—	11,581,174
Property & Casualty Insurance	—	2,960,748	—	2,960,748
Railroads	—	177,175	—	177,175
REITs	—	7,258,143	—	7,258,143
Retailers	—	14,130,068	712,500	14,842,568
Sovereigns	—	14,360,915	140,582	14,501,497
Supermarkets	—	3,517,050	—	3,517,050
Supranational	—	805,718	—	805,718
Technology	—	15,369,817	840,000	16,209,817
Textile	—	635,700	—	635,700
Transportation Services	—	4,354,989	—	4,354,989
Treasuries	—	9,079,245	—	9,079,245
Wireless	—	6,152,725	—	6,152,725
Wirelines	—	19,277,221	—	19,277,221

Total Non-Convertible Bonds	—	291,825,060	8,820,512	300,645,572

Convertible Bonds
Construction Machinery	—	36,700	—	36,700
Electric	—	260,000	—	260,000
Healthcare	—	5,670,224	—	5,670,224
Independent Energy	—	2,384,419	—	2,384,419
Industrial Other	—	761,750	—	761,750
Lodging	—	1,688,164	—	1,688,164
Media Non-Cable	—	416,842	—	416,842
Metals & Mining	—	5,621,450	—	5,621,450
Oil Field Services	—	1,026,200	—	1,026,200
Pharmaceuticals	—	8,829,531	—	8,829,531
Technology	—	6,359,228	260,363	6,619,591
Textile	—	14,580	—	14,580
Wireless	—	1,126,331	—	1,126,331
Wirelines	—	1,893,144	2,364,700	4,257,844

Total Convertible Bonds	—	36,088,563	2,625,063	38,713,626

Total Bonds and Notes	—	327,913,623	11,445,575	339,359,198

Bank Loans
Food & Beverage	—	2,779,082	—	2,779,082
Media Non-Cable	—	223,829	—	223,829
Paper	—	1,350,195	—	1,350,195
Technology	—	289,653	—	289,653
Wirelines	—	150,634	—	150,634

Total Bank Loans	—	4,793,393	—	4,793,393

Common Stocks
Biotechnology	5,902,590	—	8,577	5,911,167
Containers & Packaging	1,137,794	—	—	1,137,794
Electronic Equipment Instruments & Components	1,120,442	—	—	1,120,442
Food Products	59,086	—	—	59,086
Household Durables	92,682	—	—	92,682
Oil, Gas & Consumable Fuels	56,436	—	—	56,436
Pharmaceuticals	877,392	—	—	877,392
REITs	285,781	—	—	285,781

Total Common Stocks	9,532,203	—	8,577	9,540,780

17

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Convertible Preferred Stocks
Automotive	$598,709	$—	$—	$598,709
Commercial Banks	108,326	—	—	108,326
Diversified Financial Services	—	488,775	284,000	772,775
Electric Utilities	—	731,837	145,250	877,087
Hotels, Restaurants & Leisure	2	—	—	2
Machinery	—	268,650	—	268,650
Oil, Gas & Consumable Fuels	—	179,550	—	179,550
REITs	—	—	5,775	5,775
Semiconductors & Semiconductor Equipment	—	—	678,500	678,500

Total Convertible Preferred Stocks	707,037	1,668,812	1,113,525	3,489,374

Non-Convertible Preferred Stocks
Diversified Financial Services	293,580	192,668	—	486,248
Thrifts & Mortgage Finance	428,058	1,049,387	—	1,477,445

Total Non-Convertible Preferred Stocks	721,638	1,242,055	—	1,963,693

Total Preferred Stocks	1,428,675	2,910,867	1,113,525	5,453,067

Closed End Investment Companies	2,520,577	—	—	2,520,577
Exchange Traded Funds	6,722,376	—	—	6,722,376
Short-Term Investments	680,169	2,075,000	—	2,755,169

Total	$20,884,000	$337,692,883	$12,567,677	$371,144,560

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Convertible Bonds
Banking	$1,180,000	$55,832	$—	$(1,001,832)	$—	$—	$—	$(234,000)	$—
Chemicals	1,167,810	30,581	—	(1,173,130)	287,419	—	2,159,540	(1,222,020)	1,250,200
Electric	—	2,980	—	(445,292)	—	—	1,255,325	—	813,013
Home Construction	—	366	—	(1,316)	—	—	5,650	—	4,700
Lodging	—	1,257	—	16,243	472,500	—	—	—	490,000
Media Non-Cable	694,600	58,973	(1,300,502)	308,566	—	(363,999)	695,300	—	92,938
Non-Captive Consumer	2,621,462	41,262	—	324,377	360,000	—	—	—	3,347,101
Non-Captive Diversified	867,300	17,661	26,051	(123,845)	878,198	(458,505)	653,111	(920,400)	939,572
Paper	—	9,546	—	(236,790)	—	—	417,150	—	189,906
Property & Casualty Insurance	365,700	225	—	(103,725)	—	—	—	(262,200)	—
Retailers	—	1,428	—	(143,928)	—	—	855,000	—	712,500
Sovereigns	—	627	—	(4,863)	144,818	—	—	—	140,582
Supranational	517,186	36,082	—	1,530	—	—	—	(554,798)	—
Technology	1,403,200	4,168	—	(567,368)	—	—	—	—	840,000

18

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Wireless	$408,000	$6,198	$—	$113,052	$1,002,750	$—	$—	$(1,530,000)	$—
Convertible Bonds
Healthcare	115,000	1,185	—	69,182	—	(185,367)	—	—	—
Technology	—	16,077	—	(136,320)	—	—	380,606	—	260,363
Wirelines	—	86	—	198,814	2,165,800	—	—	—	2,364,700
Common Stocks
Biotechnology	—	—	—	(135,390)	143,967	—	—	—	8,577
Preferred Stocks
Convertible Preferred Stocks Diversified Financial Services	—	—	—	7,100	276,900	—	—	—	284,000
Electric Utilities	166,000	—	—	(20,750)	—	—	—	—	145,250
REITs	—	—	—	(7,700)	—	—	13,475	—	5,775
Semiconductors & Semiconductor Equipment	534,348	—	—	144,152	—	—	—	—	678,500

Total	$10,040,606	$284,534	$(1,274,450)	$(2,919,233)	$5,732,352	$(1,007,871)	$6,435,157	$(4,723,418)	$12,567,677

NET ASSET SUMMARY AT JUNE 30, 2009 (Unaudited)

Paper	6.6%
Wirelines	6.2
Banking	6.2
Technology	6.2
Metals & Mining	5.3
Healthcare	5.1
Pharmaceuticals	4.7
Non-Captive Diversified	4.4
Automotive	4.4
Retailers	3.9
Sovereigns	3.8
Electric	3.6
Pipelines	3.1
Local Authorities	2.8
Treasuries	2.4
Independent Energy	2.1
REITs	2.0
Building Materials	2.0
Other Investments, less than 2% each	22.8
Short-Term Investments	0.7

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%

19

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – 98.5% of Net Assets
NON-CONVERTIBLE BONDS – 97.6%
ABS Car Loan – 0.1%
Americredit Automobile Receivables Trust, Series 2004-DF, Class A4, 3.430%, 7/06/2011	$36,506	$36,791

ABS Credit Card – 4.5%
BA Credit Card Trust, Series 2008-A5, Class A5, 1.519%, 12/16/2013(b)	260,000	259,300
Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.539%, 3/15/2017(b)	60,000	55,748
Chase Issuance Trust, Series 2007-A16, Class A16, 0.929%, 6/16/2014(b)	315,000	304,986
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	255,000	240,967
Discover Card Master Trust I, Series 2007-3, Class A2, 0.369%, 10/16/2014(b)	150,000	142,426
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.579%, 8/16/2021(b)	140,000	120,325
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	110,000	100,225

		1,223,977

ABS Home Equity – 0.9%
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	134,190	95,136
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021	197,114	119,313
GSAMP Trust, Series 2005-WMC3, Class A2B, 0.554%, 12/25/2035(b)	65,894	40,854

		255,303

Aerospace & Defense – 0.6%
General Dynamics Corp., 5.250%, 2/01/2014	155,000	165,613

Automotive – 0.7%
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	235,000	188,948

Banking – 9.5%
American Express Co., 5.500%, 9/12/2016	85,000	77,250
American Express Co., 6.150%, 8/28/2017	45,000	41,503
Bank of America Corp., 5.650%, 5/01/2018	105,000	92,781
Bank One Corp., 5.900%, 11/15/2011	5,000	5,236
Bear Stearns Cos., Inc. (The), 5.350%, 2/01/2012	130,000	136,320
Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	280,000	295,117
Citigroup, Inc., 5.300%, 10/17/2012	325,000	313,481
Credit Suisse NY, 6.000%, 2/15/2018	110,000	109,816
Goldman Sachs Group, Inc. (The), 4.500%, 6/15/2010	210,000	215,189
Goldman Sachs Group, Inc. (The), 5.300%, 2/14/2012	10,000	10,349
Goldman Sachs Group, Inc. (The), 5.450%, 11/01/2012	155,000	160,269
Merrill Lynch & Co., Inc., 5.450%, 2/05/2013	350,000	340,654
Morgan Stanley, 5.300%, 3/01/2013	400,000	405,147
Wachovia Corp., 5.300%, 10/15/2011	45,000	46,894
Wells Fargo & Co., 5.250%, 10/23/2012	305,000	315,716

		2,565,722

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Collateralized Mortgage Obligations – 1.9%
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 6.009%, 7/25/2021(b)	$242,573	$159,719
Federal Home Loan Mortgage Corp., 5.000%, 8/15/2024	345,157	355,946

		515,665

Commercial Mortgage-Backed Securities – 11.3%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.739%, 5/10/2045(b)	205,000	170,963
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	490,000	444,891
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(b)	250,000	205,169
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	45,000	35,991
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	140,000	135,075
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.816%, 12/10/2049(b)	140,000	111,267
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.917%, 7/10/2038(b)	165,000	135,347
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	50,000	40,202
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039	410,000	382,683
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2, 5.861%, 4/15/2045(b)	375,000	360,408
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.748%, 2/12/2049(b)	85,000	64,273
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	230,000	216,841
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.421%, 2/12/2039(b)	320,000	255,434
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.909%, 6/12/2046(b)	210,000	172,580
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.741%, 8/12/2041(b)	205,000	199,570
Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	70,000	51,086
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.650%, 6/11/2042(b)	100,000	83,906

		3,065,686

Construction Machinery – 0.7%
Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	90,000	96,002
John Deere Capital Corp., MTN, 4.500%, 4/03/2013	90,000	91,817

		187,819

Consumer Products – 0.9%
Hasbro, Inc., 6.125%, 5/15/2014	50,000	51,398
Koninklijke (Royal) Philips Electronics NV, 4.625%, 3/11/2013	175,000	179,073

		230,471

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Distributors – 0.4%
EQT Corp., 8.125%, 6/01/2019	$40,000	$42,815
Sempra Energy, 6.500%, 6/01/2016	70,000	73,069

		115,884

Electric – 3.9%
Carolina Power & Light Co., 6.500%, 7/15/2012	5,000	5,446
Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	125,000	142,001
Duke Energy Corp., 5.625%, 11/30/2012	150,000	160,765
Nisource Finance Corp., 7.875%, 11/15/2010	145,000	149,769
Pacific Gas & Electric Co., 6.250%, 12/01/2013	135,000	148,242
PacifiCorp, 5.500%, 1/15/2019	50,000	52,881
Southern California Edison Co., 5.750%, 3/15/2014	165,000	179,007
Virginia Electric and Power Co., 5.100%, 11/30/2012	205,000	216,621

		1,054,732

Entertainment – 2.0%
Time Warner, Inc., 5.875%, 11/15/2016	165,000	162,609
Time Warner, Inc., 6.500%, 11/15/2036	45,000	39,407
Viacom, Inc., Class B, 6.875%, 4/30/2036	205,000	188,868
Walt Disney Co., 5.700%, 7/15/2011	145,000	155,135

		546,019

Environmental – 0.2%
Waste Management, Inc., 6.375%, 3/11/2015	40,000	41,442

Food & Beverage – 4.5%
Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	200,000	186,296
Bunge Ltd. Finance Corp., 8.500%, 6/15/2019	45,000	47,054
Coca-Cola Enterprises, Inc., 7.375%, 3/03/2014	110,000	125,829
Diageo Capital PLC, 7.375%, 1/15/2014	160,000	181,033
General Mills, Inc., 5.650%, 9/10/2012	225,000	240,121
HJ Heinz Finance Co., 6.000%, 3/15/2012	100,000	105,063
Kellogg Co., 5.125%, 12/03/2012	175,000	187,069
Kraft Foods, Inc., 6.750%, 2/19/2014	130,000	142,580

		1,215,045

Government Owned - No Guarantee – 0.6%
Federal National Mortgage Association, 5.375%, 6/12/2017	150,000	167,355

Health Insurance – 1.2%
UnitedHealth Group, Inc., 4.875%, 2/15/2013	180,000	181,942
WellPoint, Inc., 5.250%, 1/15/2016	100,000	94,742
WellPoint, Inc., 6.000%, 2/15/2014	35,000	35,644

		312,328

Healthcare – 1.9%
Express Scripts, Inc., 6.250%, 6/15/2014	20,000	21,162
Hospira, Inc., 5.550%, 3/30/2012	250,000	260,454
McKesson Corp., 6.500%, 2/15/2014	45,000	48,011
Medco Health Solutions, Inc., 6.125%, 3/15/2013	170,000	175,279

		504,906

Hybrid ARMs – 1.0%
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 5.922%, 9/25/2036(b)	525,054	265,256

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Independent Energy – 1.8%
Devon Energy Corp., 5.625%, 1/15/2014	$125,000	$131,691
EnCana Corp., 6.500%, 5/15/2019	80,000	85,760
Talisman Energy, Inc., 5.850%, 2/01/2037	15,000	12,803
Talisman Energy, Inc., 6.250%, 2/01/2038	55,000	49,537
Talisman Energy, Inc., 7.750%, 6/01/2019	25,000	27,695
XTO Energy, Inc., 4.900%, 2/01/2014	5,000	5,059
XTO Energy, Inc., 5.750%, 12/15/2013	170,000	178,743

		491,288

Integrated Energy – 2.5%
BP Capital Markets PLC, 3.875%, 3/10/2015	190,000	190,307
ConocoPhillips, 5.750%, 2/01/2019	130,000	136,632
Hess Corp., 7.000%, 2/15/2014	35,000	37,906
Marathon Oil Corp., 6.500%, 2/15/2014	35,000	37,417
Shell International Finance, 4.000%, 3/21/2014	255,000	261,841

		664,103

Media Cable – 2.5%
Comcast Cable Communications, 7.125%, 6/15/2013	110,000	121,000
Comcast Corp., 4.950%, 6/15/2016	160,000	156,950
Cox Communications, Inc., 4.625%, 1/15/2010	5,000	5,024
Cox Communications, Inc., 5.450%, 12/15/2014	215,000	213,428
Time Warner Cable, Inc., 6.200%, 7/01/2013	170,000	179,119

		675,521

Media Non-Cable – 1.1%
Reed Elsevier Capital, Inc., 7.750%, 1/15/2014	125,000	131,987
Thomson Reuters Corp., 5.950%, 7/15/2013	175,000	179,021

		311,008

Metals & Mining – 1.7%
ArcelorMittal, 9.850%, 6/01/2019	135,000	145,694
United States Steel Corp., 6.050%, 6/01/2017	175,000	149,256
Vale Overseas Ltd., 6.250%, 1/23/2017	165,000	166,364

		461,314

Mortgage Related – 4.7%
FHLMC, 4.500%, 12/01/2019	13,223	13,594
FHLMC, 5.500%, 3/01/2013	7,335	7,724
FHLMC, 6.000%, 11/01/2012	12,335	12,955
FHLMC, 6.500%, 1/01/2024	3,859	4,148
FHLMC, 8.000%, 7/01/2025	399	442
FNMA, 5.500%, with various maturities from 2017 to 2020(e)	1,128,886	1,191,966
FNMA, 6.000%, 9/01/2021	8,240	8,739
FNMA, 7.500%, 6/01/2016	2,175	2,311
FNMA, 8.000%, 6/01/2015	3,070	3,273
GNMA, 6.500%, 12/15/2023	9,613	10,208
GNMA, 8.500%, 9/15/2022	1,900	2,055
GNMA, 9.500%, 1/15/2019	6,829	7,493

		1,264,908

Non-Captive Consumer – 1.1%
American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012	5,000	2,948

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Consumer – continued
HSBC Finance Corp., 4.750%, 4/15/2010		$205,000	$207,444
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		10,000	8,089
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		10,000	8,037
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		80,000	68,439

			294,957

Non-Captive Diversified – 2.6%
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		20,000	15,828
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	500,000	303,034
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		140,000	136,202
International Lease Finance Corp., Series Q, MTN, 5.750%, 6/15/2011		205,000	169,999
iStar Financial, Inc., 5.150%, 3/01/2012		170,000	85,850

			710,913

Oil Field Services – 1.8%
Baker Hughes, Inc., 7.500%, 11/15/2018		155,000	181,514
Halliburton Co., 6.150%, 9/15/2019		110,000	119,082
Weatherford International Ltd., 5.150%, 3/15/2013		175,000	174,538

			475,134

Pharmaceuticals – 2.1%
Abbott Laboratories, 5.150%, 11/30/2012		190,000	205,291
Eli Lilly & Co., 4.200%, 3/06/2014		155,000	159,582
Pfizer, Inc., 6.200%, 3/15/2019		190,000	207,789
Schering-Plough Corp., 5.550%, 12/01/2013		5,000	5,371

			578,033

Pipelines – 3.1%
Energy Transfer Partners LP, 6.000%, 7/01/2013		170,000	172,943
Enterprise Products Operating LLP, 9.750%, 1/31/2014		125,000	143,688
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013		185,000	182,034
ONEOK Partners LP, 8.625%, 3/01/2019		95,000	106,247
Spectra Energy Capital LLC, 5.668%, 8/15/2014		175,000	176,708
TransCanada Pipelines Ltd., 7.125%, 1/15/2019		55,000	62,075

			843,695

Railroads – 1.4%
Burlington Northern Santa Fe Corp., 7.000%, 2/01/2014		175,000	187,217
CSX Corp., 6.150%, 5/01/2037		30,000	27,892
Union Pacific Corp., 5.750%, 11/15/2017		160,000	161,284

			376,393

Refining – 0.5%
Valero Energy Corp., 9.375%, 3/15/2019		125,000	142,377

REITs – 2.6%
Colonial Realty LP, 4.800%, 4/01/2011		36,000	33,717
ERP Operating LP, 6.625%, 3/15/2012		165,000	171,385
Federal Realty Investment Trust, 5.400%, 12/01/2013		105,000	96,150
ProLogis, 5.500%, 4/01/2012		255,000	234,752
Simon Property Group LP, 5.300%, 5/30/2013		170,000	164,385

			700,389

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Retailers – 1.0%
CVS Caremark Corp., 5.750%, 6/01/2017	$160,000	$160,827
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012	130,000	118,327

		279,154

Supermarkets – 0.6%
Kroger Co., 6.200%, 6/15/2012	50,000	53,444
Kroger Co., 6.400%, 8/15/2017	35,000	37,107
Kroger Co., 6.750%, 4/15/2012	65,000	70,275

		160,826

Technology – 4.3%
Agilent Technologies, Inc., 6.500%, 11/01/2017	120,000	104,449
Corning, Inc., 6.200%, 3/15/2016	45,000	43,580
Equifax, Inc., 7.000%, 7/01/2037	65,000	62,987
Hewlett Packard Co., 6.125%, 3/01/2014	125,000	137,784
IBM International Group Capital, 5.050%, 10/22/2012	230,000	246,205
National Semiconductor Corp., 6.600%, 6/15/2017	175,000	153,061
Oracle Corp., 4.950%, 4/15/2013	170,000	178,017
Pitney Bowes, Inc., 5.250%, 1/15/2037	95,000	94,986
Xerox Corp., 6.400%, 3/15/2016	170,000	156,400

		1,177,469

Tobacco – 1.9%
Altria Group, Inc., 9.700%, 11/10/2018	265,000	303,808
Philip Morris International, Inc., 6.875%, 3/17/2014	185,000	208,739

		512,547

Transportation Services – 0.5%
United Parcel Service, Inc., 3.875%, 4/01/2014	130,000	134,053

Treasuries – 8.1%
U.S. Treasury Bond, 3.500%, 2/15/2039(c)	300,000	259,407
U.S. Treasury Inflation Indexed Bond, 1.375%, 7/15/2018(c)	593,274	575,105
U.S. Treasury Inflation Indexed Bond, 1.625%, 1/15/2018(c)	732,802	725,702
U.S. Treasury Note, 4.250%, 8/15/2014	110,000	118,628
U.S. Treasury Note, 4.750%, 8/15/2017(c)	45,000	49,332
U.S. Treasury STRIPS, Zero Coupon Bond, 2/15/2015(c)	535,000	454,187

		2,182,361

Wireless – 1.2%
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	5,000	3,937
Sprint Nextel Corp., 6.000%, 12/01/2016	170,000	138,975
Vodafone Group PLC, 5.350%, 2/27/2012	175,000	184,351

		327,263

Wirelines – 3.7%
AT&T, Inc., 5.100%, 9/15/2014	180,000	186,982
Embarq Corp., 7.995%, 6/01/2036	155,000	136,303
Qwest Corp., 6.875%, 9/15/2033	260,000	189,800
Telecom Italia Capital SA, 4.950%, 9/30/2014	185,000	177,104
Telefonica Emisiones SAU, 4.949%, 1/15/2015	125,000	127,057

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Verizon Communications, Inc., 6.350%, 4/01/2019	$175,000	$182,051

		999,297

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $26,623,892)		26,421,965

CONVERTIBLE BONDS – 0.9%
Hybrid ARMs – 0.9%
FHLMC, 4.640%, 1/01/2035(b) (Identified Cost $230,319)	230,121	235,782

TOTAL BONDS AND NOTES (Identified Cost $26,854,211)		26,657,747

SHORT-TERM INVESTMENTS – 1.1%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $285,474 on 7/01/2009 collateralized by $275,000 Federal Home Loan Bank, 5.625% due 6/11/2021 valued at $294,250 including accrued interest(d) (Identified Cost $285,474)	285,474	285,474

TOTAL INVESTMENTS – 99.6% (Identified Cost $27,139,685)(a)		26,943,221
Other assets less liabilities—0.4%		113,784

NET ASSETS – 100.0%		$27,057,005

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2009, the net unrealized depreciation on investments based on a cost of $27,140,016 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,027,530
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,224,325)

Net unrealized depreciation	$(196,795)

At September 30, 2008, the Fund had a capital loss carryforward of approximately $739,359 of which $3,797 expires on September 30, 2013; $186,919 expires on September 30, 2014; $326,220 expires on September 30, 2015 and $222,423 expires on September 30, 2016. At September 30, 2008 post-October capital loss deferrals were $257,177. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(c)	All or a portion of this security is held as collateral for open futures contracts.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(e)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Key to Abbreviation: SGD: Singapore Dollar

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited.

At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation
10 Year U.S. Treasury Note	9/21/2009	13	$1,511,453	$3,734

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$36,791	$—	$36,791
ABS Credit Card	—	1,223,977	—	1,223,977
ABS Home Equity	—	95,136	160,167	255,303
Aerospace & Defense	—	165,613	—	165,613
Automotive	—	188,948	—	188,948
Banking	—	2,565,722	—	2,565,722
Collateralized Mortgage Obligations	—	515,665	—	515,665
Commercial Mortgage-Backed Securities	—	3,065,686	—	3,065,686
Construction Machinery	—	187,819	—	187,819
Consumer Products	—	230,471	—	230,471
Distributors	—	115,884	—	115,884
Electric	—	1,054,732	—	1,054,732
Entertainment	—	546,019	—	546,019
Environmental	—	41,442	—	41,442
Food & Beverage	—	1,215,045	—	1,215,045
Government Owned - No Guarantee	—	167,355	—	167,355
Health Insurance	—	312,328	—	312,328
Healthcare	—	504,906	—	504,906
Hybrid ARMs	—	265,256	—	265,256
Independent Energy	—	491,288	—	491,288
Integrated Energy	—	664,103	—	664,103
Media Cable	—	675,521	—	675,521
Media Non-Cable	—	311,008	—	311,008
Metals & Mining	—	461,314	—	461,314
Mortgage Related	—	1,264,908	—	1,264,908
Non-Captive Consumer	—	294,957	—	294,957
Non-Captive Diversified	—	407,879	303,034	710,913
Oil Field Services	—	475,134	—	475,134
Pharmaceuticals	—	578,033	—	578,033
Pipelines	—	843,695	—	843,695
Railroads	—	376,393	—	376,393
Refining	—	142,377	—	142,377
REITs	—	700,389	—	700,389
Retailers	—	279,154	—	279,154

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Supermarkets	$—	$160,826	$—	$160,826
Technology	—	1,177,469	—	1,177,469
Tobacco	—	512,547	—	512,547
Transportation Services	—	134,053	—	134,053
Treasuries	—	2,182,361	—	2,182,361
Wireless	—	327,263	—	327,263
Wirelines	—	999,297	—	999,297

Total Non-Convertible Bonds	—	25,958,764	463,201	26,421,965

Convertible Bonds
Hybrid ARMs	—	235,782	—	235,782

Total Bonds and Notes	—	26,194,546	463,201	26,657,747

Short-Term Investments	285,474	—	—	285,474

Total Investments	285,474	26,194,546	463,201	26,943,221

Futures (unrealized appreciation)	3,734	—	—	3,734

Total	$289,208	$26,194,546	$463,201	$26,946,955

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$96,943	$—	$5,166	$(62,251)	$66,435	$(107,318)	$256,327	$(95,135)	$160,167
Banking	290,591	67	(37,995)	40,914	—	(200,796)	—	(92,781)	—
Non-Captive Diversified	—	—	—	(44,817)	—	—	347,851	—	303,034

Total	$387,534	$67	$(32,829)	$(66,154)	$66,435	$(308,114)	$604,178	$(187,916)	$463,201

Derivatives

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective April 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to if it invested in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to manage the Fund’s duration in order to control its interest rate risk without having to buy or sell portfolio securities.

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

Net Asset Summary At June 30, 2009 (Unaudited)

Commercial Mortgage-Backed Securities	11.3%
Banking	9.5
Treasuries	8.1
Mortgage Related	4.7
ABS Credit Card	4.5
Food & Beverage	4.5
Technology	4.3
Electric	3.9
Wirelines	3.7
Pipelines	3.1
Non-Captive Diversified	2.6
REITs	2.6
Media Cable	2.5
Integrated Energy	2.5
Pharmaceuticals	2.1
Entertainment	2.0
Other Investments, less than 2% each	26.6
Short-Term Investments	1.1

Total Investments	99.6
Other assets less liabilities (including open Futures Contracts)	0.4

Net Assets	100.0%

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 97.9% of Net Assets
NON-CONVERTIBLE BONDS – 97.6%
ABS Car Loan – 0.9%
ARG Funding Corp., Series 2005-2A, Class A5, 0.477%, 5/20/2011, 144A(b)		$4,645,000	$4,343,410

ABS Credit Card – 0.2%
World Financial Network Credit Card, Series 2008-B, Class M, 7.800%, 10/15/2013		732,000	724,691

ABS Home Equity – 0.1%
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021		228,364	138,229
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, 6.287%, 6/25/2021		438,511	101,161
Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.804%, 7/25/2034		472,493	130,597

			369,987

ABS Other – 0.5%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		2,500,000	2,220,698

Aerospace & Defense – 0.0%
Boeing Capital Corp., 6.500%, 2/15/2012		165,000	181,054

Airlines – 2.3%
American Airlines, Inc., Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019		670,000	675,862
Continental Airlines, Inc., 9.000%, 7/08/2016		5,000,000	4,993,750
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707%, 10/02/2022		359,719	293,171
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024		2,246,393	1,426,459
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		3,455,000	3,121,085

			10,510,327

Automotive – 0.5%
Cummins, Inc., 5.650%, 3/01/2098		1,295,000	688,172
Ford Motor Co., 6.375%, 2/01/2029		2,665,000	1,439,100
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009		150,000	148,714

			2,275,986

Banking – 8.3%
Associates Corp. NA, 6.950%, 11/01/2018		1,120,000	1,002,052
BAC Capital Trust VI, 5.625%, 3/08/2035		1,045,000	679,482
Bank of America Corp., 5.420%, 3/15/2017		230,000	191,002
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	940,000,000	755,866
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	70,000,000	2,094,864
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	1,950,000,000	1,575,215
Barclays Financial LLC, EMTN, 4.100%, 3/22/2010, 144A	THB	17,000,000	507,854
Bear Stearns Co., Inc. (The), 5.550%, 1/22/2017		230,000	213,153
BNP Paribas SA, EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	7,484,000,000	560,301
Citibank NA, 15.000%, 7/02/2010, 144A	BRL	4,000,000	2,147,527
Citigroup, Inc., 5.850%, 12/11/2034		270,000	209,686
Citigroup, Inc., 5.875%, 5/29/2037		370,000	289,110
Citigroup, Inc., 6.125%, 8/25/2036		145,000	107,977
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011		144,000	142,113
Goldman Sachs Group, Inc. (The), 5.000%, 10/01/2014		1,725,000	1,733,784

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Goldman Sachs Group, Inc. (The), 6.125%, 2/15/2033		$250,000	$233,330
Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018		870,000	847,012
Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037		2,170,000	1,929,117
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	8,035,000	3,772,952
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	8,972,574,000	690,117
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	5,376,000,000	413,490
JPMorgan Chase & Co., 4.750%, 5/01/2013		60,000	60,761
JPMorgan Chase London, EMTN, Zero Coupon Bond, 10/21/2010, 144A	IDR	9,533,078,500	789,637
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		4,570,000	3,529,662
Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015		235,000	214,637
Morgan Stanley, 4.750%, 4/01/2014		3,550,000	3,353,295
Morgan Stanley, 5.375%, 10/15/2015		1,300,000	1,273,806
Morgan Stanley, 6.750%, 4/15/2011		810,000	848,530
Morgan Stanley, EMTN, 5.450%, 1/09/2017		260,000	242,783
Morgan Stanley, MTN, 6.250%, 8/09/2026		500,000	466,005
Morgan Stanley, Series F, MTN, 5.250%, 11/02/2012		500,000	507,306
Morgan Stanley, Series F, MTN, 5.550%, 4/27/2017		800,000	744,702
Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017		995,000	954,762
National City Bank of Indiana, 4.250%, 7/01/2018		420,000	352,611
Rabobank Nederland, EMTN, 10.250%, 9/10/2009, 144A	ISK	65,000,000	382,361
Standard Chartered Bank, 6.400%, 9/26/2017, 144A		300,000	271,083
Standard Chartered PLC, 5.500%, 11/18/2014, 144A		4,500,000	4,592,164
Washington Mutual Finance Corp., 6.875%, 5/15/2011		135,000	137,842

			38,817,951

Brokerage – 0.7%
Jefferies Group, Inc., 8.500%, 7/15/2019		3,450,000	3,422,303

Building Materials – 1.2%
Masco Corp., 0.939%, 3/12/2010(b)		1,085,000	1,046,565
Masco Corp., 4.800%, 6/15/2015		555,000	436,219
Masco Corp., 5.850%, 3/15/2017		655,000	523,215
Masco Corp., 6.125%, 10/03/2016		1,695,000	1,423,115
Masco Corp., 6.500%, 8/15/2032		200,000	135,967
Masco Corp., 7.750%, 8/01/2029		375,000	277,055
Owens Corning, Inc., 6.500%, 12/01/2016		815,000	714,399
Owens Corning, Inc., 7.000%, 12/01/2036		1,400,000	992,223

			5,548,758

Chemicals – 2.1%
Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A		4,450,000	4,642,302
Lubrizol Corp., 6.500%, 10/01/2034		2,255,000	1,998,582
Methanex Corp., 6.000%, 8/15/2015		980,000	754,323
PPG Industries, Inc., 6.650%, 3/15/2018		2,410,000	2,562,170

			9,957,377

Collateralized Mortgage Obligations – 0.2%
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020		301,246	289,197

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Collateralized Mortgage Obligations – continued
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035	$675,000	$708,680

		997,877

Commercial Mortgage-Backed Securities – 4.4%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.179%, 9/10/2047(b)	160,000	139,016
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045	220,000	212,174
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040	280,000	271,847
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	600,000	497,579
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	360,000	305,815
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	600,000	485,582
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(b)	407,000	334,016
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	155,000	149,547
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)	480,000	406,293
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.723%, 6/15/2039(b)	3,525,000	2,399,242
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.810%, 9/15/2039(b)	2,030,000	1,384,281
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	685,000	470,361
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	485,000	467,273
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,500,000	1,206,064
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	1,003,000	799,506
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	805,000	683,414
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	350,000	285,462
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	1,180,000	941,197
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.875%, 4/15/2045(b)	1,100,000	933,643
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.798%, 6/15/2049(b)	4,055,000	3,096,540
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,405,000	1,034,206
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	480,000	410,719
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.882%, 6/15/2038(b)	380,000	318,162
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	390,000	316,216

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Commercial Mortgage-Backed Securities – continued
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040		$915,000	$824,043
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039		335,000	318,808
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.909%, 6/12/2046(b)		235,000	193,125
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042		350,000	299,017
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047		425,000	372,608
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041		300,000	242,780
Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.280%, 1/11/2043(b)		800,000	690,772
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048		200,000	152,754

			20,642,062

Construction Machinery – 0.8%
Caterpillar Financial Services Corp., MTN, 5.450%, 4/15/2018		350,000	333,219
Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014		3,050,000	3,253,407
Caterpillar Financial Services Corp., Series F, MTN, 5.850%, 9/01/2017		100,000	101,820

			3,688,446

Consumer Cyclical Services – 1.8%
Western Union Co. (The), 5.930%, 10/01/2016		3,965,000	4,003,072
Western Union Co. (The), 6.500%, 2/26/2014		4,000,000	4,269,224

			8,272,296

Consumer Products – 0.9%
Koninklijke (Royal) Philips Electronics N.V., 6.875%, 3/11/2038		2,745,000	2,940,293
Snap-on, Inc., 5.850%, 3/01/2014		660,000	667,690
Snap-on, Inc., 6.700%, 3/01/2019		780,000	776,074

			4,384,057

Distributors – 1.1%
EQT Corp., 8.125%, 6/01/2019		3,000,000	3,211,104
Equitable Resources, Inc., 6.500%, 4/01/2018		2,150,000	2,077,468

			5,288,572

Diversified Manufacturing – 0.4%
Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018		545,000	545,129
Textron, Inc., 3.875%, 3/11/2013	EUR	700,000	774,646
Textron, Inc., EMTN, 6.625%, 4/07/2020	GBP	540,000	628,637

			1,948,412

Electric – 3.3%
AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018		2,800,000	2,524,038
Baltimore Gas & Electric Co., 5.200%, 6/15/2033		500,000	415,646
Bruce Mansfield Unit, 6.850%, 6/01/2034(c)		1,537,000	1,182,322
Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017		1,185,000	1,154,492
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036		960,000	836,387
Commonwealth Edison Co., 4.700%, 4/15/2015		555,000	547,845
Commonwealth Edison Co., 4.750%, 12/01/2011(c)		31,000	27,965

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Electric – continued
Commonwealth Edison Co., 5.875%, 2/01/2033	$1,180,000	$1,130,920
Dominion Resources, Inc., 5.950%, 6/15/2035	385,000	367,258
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	1,000,000	1,056,027
Illinois Power Co., 6.250%, 4/01/2018	3,385,000	3,205,697
MidAmerican Energy Holdings Co., 6.125%, 4/01/2036	445,000	439,873
MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	1,035,000	1,074,168
NiSource Finance Corp., 6.150%, 3/01/2013	195,000	193,836
NiSource Finance Corp., 6.400%, 3/15/2018	1,255,000	1,151,454

		15,307,928

Entertainment – 0.7%
Time Warner, Inc., 6.500%, 11/15/2036	410,000	359,037
Time Warner, Inc., 6.625%, 5/15/2029	870,000	786,696
Time Warner, Inc., 6.950%, 1/15/2028	375,000	352,277
Time Warner, Inc., 7.625%, 4/15/2031	245,000	238,178
Time Warner, Inc., 7.700%, 5/01/2032	160,000	157,227
Viacom, Inc., Class B, 6.875%, 4/30/2036	1,325,000	1,220,734

		3,114,149

Food & Beverage – 1.7%
Anheuser-Busch Cos., Inc., 5.375%, 11/15/2014, 144A	2,955,000	2,981,356
Anheuser-Busch Cos., Inc., 5.950%, 1/15/2033	995,000	820,057
Anheuser-Busch Cos., Inc., 6.450%, 9/01/2037	1,270,000	1,182,978
Cia Brasileira de Bebidas, 8.750%, 9/15/2013	1,025,000	1,168,500
Corn Products International, Inc., 6.625%, 4/15/2037	500,000	397,907
Kraft Foods, Inc., 6.250%, 6/01/2012	210,000	226,325
Kraft Foods, Inc., 6.500%, 11/01/2031	960,000	953,182

		7,730,305

Government Owned - No Guarantee – 1.1%
Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	2,565,000	2,561,268
DP World Ltd., 6.850%, 7/02/2037, 144A	3,800,000	2,527,000
Federal Home Loan Mortgage Corp., MTN, 5.000%, 12/14/2018	281,000	266,782

		5,355,050

Health Insurance – 0.5%
CIGNA Corp., 6.350%, 3/15/2018	2,515,000	2,226,205
CIGNA Corp., 7.875%, 5/15/2027	20,000	17,138
CIGNA Corp., 8.500%, 5/01/2019	45,000	45,624

		2,288,967

Healthcare – 1.0%
Covidien International Finance SA, 6.000%, 10/15/2017	900,000	957,103
Express Scripts, Inc., 6.250%, 6/15/2014	1,115,000	1,179,790
Express Scripts, Inc., 7.250%, 6/15/2019	670,000	738,839
HCA, Inc., 5.750%, 3/15/2014	1,020,000	816,000
HCA, Inc., 6.250%, 2/15/2013	195,000	170,625
HCA, Inc., 6.375%, 1/15/2015	95,000	77,188
HCA, Inc., 6.500%, 2/15/2016	55,000	44,413
HCA, Inc., 6.750%, 7/15/2013	30,000	26,400
HCA, Inc., 7.050%, 12/01/2027	100,000	60,906
HCA, Inc., 7.190%, 11/15/2015	190,000	146,415

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Healthcare – continued
HCA, Inc., 7.500%, 12/15/2023		$75,000	$48,853
HCA, Inc., 7.690%, 6/15/2025		175,000	107,469
HCA, Inc., 8.360%, 4/15/2024		305,000	201,360
HCA, Inc., MTN, 7.580%, 9/15/2025		10,000	6,157
HCA, Inc., MTN, 7.750%, 7/15/2036		305,000	181,308

			4,762,826

Home Construction – 1.6%
Centex Corp., 5.250%, 6/15/2015		380,000	327,750
Lennar Corp., Series B, 5.600%, 5/31/2015		1,250,000	984,375
Lennar Corp., Series B, 6.500%, 4/15/2016		770,000	616,000
Pulte Homes, Inc., 5.200%, 2/15/2015		1,265,000	1,056,275
Pulte Homes, Inc., 6.000%, 2/15/2035		3,340,000	2,171,000
Pulte Homes, Inc., 6.375%, 5/15/2033		1,455,000	960,300
Toll Brothers Finance Corp., 5.150%, 5/15/2015		1,725,000	1,527,277

			7,642,977

Hybrid ARMs – 0.3%
FNMA, 5.728%, 9/01/2036(b)		341,626	357,838
FNMA, 6.031%, 2/01/2037(b)		375,066	394,501
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.591%, 7/25/2035(b)		400,585	284,541
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 4.908%, 10/25/2035(b)		266,938	215,590

			1,252,470

Independent Energy – 2.1%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		1,260,000	1,243,146
Anadarko Petroleum Corp., 6.450%, 9/15/2036		1,320,000	1,186,569
Noble Energy, Inc., 8.250%, 3/01/2019		3,520,000	4,004,852
Questar Market Resources, Inc., 6.050%, 9/01/2016		125,000	114,960
Questar Market Resources, Inc., 6.800%, 4/01/2018		3,365,000	3,170,587
Talisman Energy, Inc., 5.850%, 2/01/2037		15,000	12,803
XTO Energy, Inc., 6.100%, 4/01/2036		65,000	62,996

			9,795,913

Local Authorities – 1.2%
Manitoba (Province of), GMTN, 6.375%, 9/01/2015	NZD	4,635,000	2,878,038
Province of Alberta, 5.930%, 9/16/2016	CAD	391,051	375,334
Quebec Province, Series QC, 6.750%, 11/09/2015	NZD	1,185,000	743,486
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)		2,815,000	1,741,725

			5,738,583

Media Cable – 2.0%
Comcast Corp., 6.450%, 3/15/2037		1,230,000	1,212,213
Comcast Corp., 6.500%, 11/15/2035		1,570,000	1,587,102
Comcast Corp., 6.950%, 8/15/2037		1,925,000	2,007,157
Comcast Corp., Class A, 5.650%, 6/15/2035		2,090,000	1,914,181
Time Warner Cable, Inc., 6.750%, 7/01/2018		2,500,000	2,603,922

			9,324,575

Media Non-Cable – 0.6%
News America Holdings, 8.150%, 10/17/2036		240,000	241,079

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Media Non-Cable – continued
News America, Inc., 6.200%, 12/15/2034		$950,000	$811,011
News America, Inc., 6.400%, 12/15/2035		1,980,000	1,732,966

			2,785,056

Metals & Mining – 0.7%
ArcelorMittal, 9.850%, 6/01/2019		700,000	755,448
ArcelorMittal USA Partnership, 9.750%, 4/01/2014		140,000	146,684
Rio Tinto Finance (USA) Ltd., 8.950%, 5/01/2014		2,250,000	2,500,304
Teck Cominco Ltd., 7.000%, 9/15/2012		100,000	98,750

			3,501,186

Mortgage Related – 2.0%
Federal National Mortgage Association, 7.000%, 4/25/2020		38,975	41,754
FHLMC, 4.000%, 7/01/2019		277,195	282,248
FHLMC, 4.500%, 4/01/2019		570,912	586,945
FHLMC, 5.000%, 5/01/2034		180,394	183,790
FHLMC, 5.500%, with various maturities from 2033 to 2037(i)		903,555	935,889
FHLMC, 6.000%, with various maturities from 2020 to 2035(i)		553,783	583,529
FHLMC, 10.000%, with various maturities to 2018(i)		5,411	6,039
FNMA, 4.000%, 1/01/2020		165,586	168,708
FNMA, 4.500%, with various maturities to 2035(i)		575,852	576,684
FNMA, 5.000%, with various maturities from 2018 to 2035(i)		1,755,176	1,801,595
FNMA, 5.500%, with various maturities from 2016 to 2036(i)		2,530,493	2,625,524
FNMA, 6.000%, with various maturities from 2018 to 2033(i)		884,566	935,454
FNMA, 6.500%, with various maturities from 2011 to 2033(i)		331,404	355,522
GNMA, 6.500%, 2/20/2028		121,342	130,674
GNMA, 7.000%, 11/20/2025		5,244	5,695
GNMA, 10.000%, with various maturities to 2018(i)		68,640	74,648

			9,294,698

Non-Captive Consumer – 1.1%
American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012		45,000	26,534
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017		2,815,000	1,524,272
HSBC Finance Corp., 8.000%, 7/15/2010		205,000	212,827
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		70,000	52,500
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		680,000	568,073
SLM Corp., Series A, MTN, 6.500%, 6/15/2010(c)(d)	NZD	970,000	572,259
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		2,385,000	2,040,332

			4,996,797

Non-Captive Diversified – 2.2%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		255,000	147,719
CIT Group, Inc., 5.400%, 2/13/2012		75,000	51,187
CIT Group, Inc., 5.400%, 1/30/2016		19,000	10,729
CIT Group, Inc., 5.800%, 7/28/2011		240,000	179,940
CIT Group, Inc., 5.800%, 10/01/2036		185,000	102,675

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
CIT Group, Inc., 5.850%, 9/15/2016		$5,000	$2,823
CIT Group, Inc., 12.000%, 12/18/2018, 144A		1,275,000	618,375
CIT Group, Inc., EMTN, 4.650%, 9/19/2016	EUR	350,000	245,499
CIT Group, Inc., GMTN, 5.000%, 2/13/2014		102,000	60,574
CIT Group, Inc., GMTN, 5.000%, 2/01/2015		17,000	10,013
CIT Group, Inc., MTN, 5.125%, 9/30/2014		155,000	91,362
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		280,000	135,800
General Electric Capital Australia Funding, EMTN, 8.000%, 2/13/2012	AUD	670,000	539,975
General Electric Capital Corp., 5.625%, 5/01/2018		65,000	61,476
General Electric Capital Corp., MTN, 5.875%, 1/14/2038		300,000	237,416
General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016	NZD	470,000	267,504
General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014	NZD	1,405,000	848,950
General Electric Capital Corp., Series A, MTN, 1.431%, 5/13/2024(b)		655,000	402,133
General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015		2,230,000	2,169,500
General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015	NZD	5,650,000	3,173,022
GMAC LLC, 6.000%, 12/15/2011, 144A		763,000	652,365
GMAC LLC, 7.500%, 12/31/2013, 144A		41,000	31,775
GMAC LLC, 8.000%, 12/31/2018, 144A		97,000	61,595

			10,102,407

Oil Field Services – 0.1%
Weatherford International Ltd., 6.500%, 8/01/2036		235,000	212,673
Weatherford International Ltd., 6.800%, 6/15/2037		105,000	98,653

			311,326

Paper – 0.8%
Georgia-Pacific LLC, 7.250%, 6/01/2028		1,500,000	1,121,250
International Paper Co., 5.250%, 4/01/2016		1,530,000	1,302,798
International Paper Co., 8.700%, 6/15/2038		1,440,000	1,284,610
Westvaco Corp., 8.200%, 1/15/2030		200,000	176,681

			3,885,339

Pharmaceuticals – 1.5%
Elan Financial PLC, 7.750%, 11/15/2011		60,000	55,500
Elan Financial PLC, 8.875%, 12/01/2013		170,000	155,550
Roche Holdings, Inc., 5.000%, 3/01/2014, 144A		6,500,000	6,798,383

			7,009,433

Pipelines – 4.1%
CenterPoint Energy Resources Corp., 6.250%, 2/01/2037		335,000	252,054
DCP Midstream LP, 6.450%, 11/03/2036, 144A		635,000	507,967
El Paso Corp., 6.950%, 6/01/2028		350,000	263,334
Enterprise Products Operating LLP, 6.300%, 9/15/2017		680,000	683,373
Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A		200,000	219,817
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014		145,000	144,215
Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018		5,300,000	5,188,074
Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014(c)		4,000,000	3,992,280

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Pipelines – continued
NGPL Pipeco LLC, 6.514%, 12/15/2012, 144A		$3,630,000	$3,804,930
NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A		965,000	1,011,517
Panhandle East Pipe Line Co., 8.125%, 6/01/2019		2,000,000	2,155,476
Southern Natural Gas Co., 5.900%, 4/01/2017, 144A		810,000	784,490
Spectra Energy Capital LLC, 5.500%, 3/01/2014		230,000	231,197

			19,238,724

Property & Casualty Insurance – 1.3%
Allstate Corp., 5.950%, 4/01/2036		470,000	410,383
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014		65,000	63,278
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015		1,842,000	1,754,927
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033		2,465,000	1,950,710
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019		1,390,000	1,564,193
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A		60,000	22,800
Progressive Corp., 7.000%, 10/01/2013		150,000	156,656
Willis North America, Inc., 6.200%, 3/28/2017		225,000	199,256

			6,122,203

Railroads – 1.1%
Canadian Pacific Railway Co., 5.950%, 5/15/2037		215,000	175,979
Canadian Pacific Railway Co., 7.250%, 5/15/2019		2,500,000	2,593,918
Canadian Pacific Railway Ltd., MTN, 4.900%, 6/15/2010, 144A	CAD	1,000,000	878,657
CSX Corp., 6.250%, 3/15/2018		670,000	675,730
CSX Corp., MTN, 6.000%, 10/01/2036		210,000	190,225
Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)		190,000	95,000
Union Pacific Corp., 5.375%, 6/01/2033		415,000	367,333

			4,976,842

Refining – 0.9%
Valero Energy Corp., 9.375%, 3/15/2019		3,500,000	3,986,549

REITs – 2.7%
Camden Property Trust, 5.700%, 5/15/2017		640,000	568,960
Colonial Realty LP, 4.800%, 4/01/2011		531,000	497,319
Colonial Realty LP, 5.500%, 10/01/2015		290,000	228,564
Duke Realty LP, 5.950%, 2/15/2017		90,000	69,765
Equity One, Inc., 6.000%, 9/15/2017		1,000,000	785,024
ERP Operating LP, 5.125%, 3/15/2016		30,000	27,513
ERP Operating LP, 5.750%, 6/15/2017		180,000	167,918
Highwoods Properties, Inc., 5.850%, 3/15/2017		80,000	63,711
Highwoods Properties, Inc., 7.500%, 4/15/2018		1,075,000	930,205
ProLogis, 5.625%, 11/15/2015		40,000	31,716
ProLogis, 5.750%, 4/01/2016		35,000	27,587
Realty Income Corp., 6.750%, 8/15/2019		500,000	450,451
Simon Property Group LP, 5.250%, 12/01/2016		155,000	137,684
Simon Property Group LP, 5.300%, 5/30/2013		1,200,000	1,160,362
Simon Property Group LP, 5.750%, 5/01/2012		45,000	45,721
Simon Property Group LP, 5.750%, 12/01/2015		475,000	437,467
Simon Property Group LP, 5.875%, 3/01/2017		740,000	679,429
Simon Property Group LP, 6.350%, 8/28/2012		250,000	255,235

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
REITs – continued
Simon Property Group LP, 6.750%, 5/15/2014		$4,350,000		$4,370,898
Simon Property Group LP, 10.350%, 4/01/2019		1,300,000		1,477,104

				12,412,633

Retailers – 1.6%
Home Depot, Inc. (The), 5.875%, 12/16/2036		3,305,000		2,915,882
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		230,000		170,227
Lowe’s Cos., Inc., 5.500%, 10/15/2035		25,000		22,863
Lowe’s Cos., Inc., 5.800%, 10/15/2036		950,000		899,005
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012		355,000		323,125
Macy’s Retail Holdings, Inc., 5.875%, 1/15/2013		980,000		858,575
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		3,465,000		2,355,653

				7,545,330

Sovereigns – 2.9%
Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016	MXN	262,000	(††)	1,911,541
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	140,000	(††)	1,021,647
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	227,000	(††)	1,853,511
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	2,625,000		2,207,008
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	685,000		565,799
New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017	AUD	4,000,000		3,097,043
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	1,735,000		1,443,318
Republic of Iceland, Zero Coupon Bond, 9/15/2009	ISK	133,290,000		773,029
Republic of Iceland, 7.000%, 3/17/2010	ISK	99,510,000		588,923

				13,461,819

Supranational – 1.5%
European Investment Bank, EMTN, 4.600%, 1/30/2037, 144A	CAD	1,900,000		1,435,336
Inter-American Development Bank, EMTN, Zero Coupon Bond, 9/23/2013	IDR	45,300,000,000		2,818,962
Inter-American Development Bank, EMTN, 6.000%, 12/15/2017	NZD	4,375,000		2,746,118

				7,000,416

Technology – 3.0%
Avnet, Inc., 6.000%, 9/01/2015		1,970,000		1,811,557
Avnet, Inc., 6.625%, 9/15/2016		270,000		253,150
Corning, Inc., 6.750%, 9/15/2013		1,250,000		1,314,330
Corning, Inc., 6.850%, 3/01/2029		210,000		194,837
Corning, Inc., 7.000%, 5/15/2024		810,000		803,258
Corning, Inc., 7.250%, 8/15/2036		3,565,000		3,457,900
Dun & Bradstreet Corp., 6.000%, 4/01/2013		1,970,000		1,974,955
International Business Machines Corp., 4.750%, 11/29/2012		795,000		852,444
Intuit, Inc., 5.750%, 3/15/2017		635,000		603,327
KLA-Tencor Corp., 6.900%, 5/01/2018		1,370,000		1,231,731
Motorola, Inc., 5.220%, 10/01/2097		1,000,000		445,498
Motorola, Inc., 6.500%, 9/01/2025		190,000		133,000
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		475,000		481,298

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Technology – continued
Tyco Electronics Group SA, 6.550%, 10/01/2017		$360,000	$326,853

			13,884,138

Textile – 0.0%
Kellwood Co., 7.625%, 10/15/2017(c)		1,000,000	150,000

Tobacco – 1.2%
Altria Group, Inc., 9.250%, 8/06/2019		4,190,000	4,704,997
Reynolds American, Inc., 6.750%, 6/15/2017		735,000	686,272
Reynolds American, Inc., 7.250%, 6/15/2037		195,000	160,983

			5,552,252

Transportation Services – 2.1%
APL Ltd., 8.000%, 1/15/2024(c)		100,000	62,397
Atlas Air, Inc., Series B, 7.680%, 1/02/2014		3,233,354	2,328,015
Erac USA Finance Co., 6.700%, 6/01/2034, 144A		945,000	708,998
Erac USA Finance Co., 7.000%, 10/15/2037, 144A		8,661,000	6,887,981

			9,987,391

Treasuries – 16.7%
Canadian Government, 2.750%, 12/01/2010	CAD	5,410,000	4,779,256
Canadian Government, 3.750%, 9/11/2011	CAD	2,000,000	1,805,391
Canadian Government, 3.750%, 6/01/2013	CAD	9,485,000	8,593,459
Canadian Government, 3.750%, 6/01/2013	CAD	31,580,000	28,028,455
Canadian Government, 4.000%, 6/01/2016	CAD	1,000,000	918,575
Canadian Government, 4.250%, 9/01/2009	CAD	4,070,000	3,522,143
Canadian Government, 5.250%, 6/01/2012	CAD	16,420,000	15,469,513
Norwegian Government, 4.250%, 5/19/2017	NOK	23,620,000	3,759,999
Norwegian Government, 6.500%, 5/15/2013	NOK	50,000,000	8,742,658
U.S. Treasury Note, 3.125%, 5/15/2019		2,000,000	1,934,380
U.S. Treasury Note, 4.250%, 11/15/2013		330,000	356,606

			77,910,435

Wireless – 0.8%
ALLTEL Corp., 7.875%, 7/01/2032		705,000	818,629
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		60,000	47,850
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		165,000	136,538
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		510,000	401,625
Sprint Capital Corp., 6.875%, 11/15/2028		234,000	166,140
Sprint Nextel Corp., 6.000%, 12/01/2016		366,000	299,205
Telefonica Emisones SAU, 6.421%, 6/20/2016		185,000	197,804
Vodafone Group PLC, 6.150%, 2/27/2037		1,725,000	1,697,143

			3,764,934

Wirelines – 6.8%
AT&T Corp., 6.500%, 3/15/2029		1,310,000	1,252,094
AT&T, Inc., 6.150%, 9/15/2034		1,785,000	1,694,542
AT&T, Inc., 6.500%, 9/01/2037		965,000	957,133
BellSouth Corp., 6.000%, 11/15/2034		530,000	499,547
BellSouth Corp., 6.550%, 6/15/2034		105,000	102,936
BellSouth Telecommunications, Inc., 5.850%, 11/15/2045		2,000,000	1,567,238
Deutsche Telekom International Finance BV, 6.000%, 7/08/2019		8,170,000	8,242,713
GTE Corp., 6.940%, 4/15/2028		205,000	205,548
New England Telephone & Telegraph, 7.875%, 11/15/2029		2,170,000	2,228,041

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	$500,000	$385,000
Telecom Italia Capital SA, 5.250%, 11/15/2013	225,000	220,632
Telecom Italia Capital SA, 5.250%, 10/01/2015	1,980,000	1,911,367
Telecom Italia Capital SA, 6.000%, 9/30/2034	1,880,000	1,587,861
Telefonica Emisiones SAU, 5.877%, 7/15/2019	695,000	716,540
Telefonica Emisiones SAU, 7.045%, 6/20/2036	3,136,000	3,475,102
Verizon Communications, Inc., 5.850%, 9/15/2035	3,715,000	3,455,318
Verizon Maryland, Inc., 5.125%, 6/15/2033	290,000	214,856
Verizon New England, Inc., Series C, 4.750%, 10/01/2013	1,000,000	992,067
Verizon New York, Inc., Series B, 7.375%, 4/01/2032	1,610,000	1,568,597
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	505,000	506,107

		31,783,239

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $456,532,935)		455,571,154

CONVERTIBLE BONDS – 0.1%
Pharmaceuticals – 0.0%
Watson Pharmaceuticals, Inc., 1.750%, 3/15/2023	125,000	123,281

REITs – 0.1%
ERP Operating LP, 3.850%, 8/15/2026	180,000	170,874

Technology – 0.0%
Intel Corp., 2.950%, 12/15/2035	90,000	75,600
Maxtor Corp., 5.750%, 3/01/2012(c)	48,000	39,840
Richardson Electronics Ltd., 7.750%, 12/15/2011	44,000	36,080

		151,520

TOTAL CONVERTIBLE BONDS (Identified Cost $435,152)		445,675

MUNICIPALS – 0.2%
Michigan – 0.1%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034(c)	1,065,000	709,642

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	750,000	423,375

TOTAL MUNICIPALS (Identified Cost $1,793,292)		1,133,017

TOTAL BONDS AND NOTES (Identified Cost $458,761,379)		457,149,846

	Shares
PREFERRED STOCKS – 0.6%
NON-CONVERTIBLE PREFERRED STOCKS – 0.3%
Diversified Financial Services – 0.2%
Bank of America Corp., Series L, 7.250%	940	775,500

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Diversified Financial Services – continued
CIT Group, Inc., Series A, 6.350%	12,023	$85,965
Preferred Blocker, Inc., 7.000%, 144A	161	69,240

		930,705

Electric Utilities – 0.1%
Connecticut Light & Power Co., 2.200%	263	9,394
MDU Resources Group, Inc., 5.100%	254	24,987
Public Service Electric & Gas Co., 4.080%	400	27,980
San Diego Gas & Electric Co., 4.500%	100	1,600
Union Electric Co., 4.500%	3,160	227,520

		291,481

Thrifts & Mortgage Finance – 0.0%
Federal Home Loan Mortgage Corp., 5.000%,(e)(f)	1,850	2,590
Federal Home Loan Mortgage Corp., 5.570%,(e)(f)	28,450	24,467
Federal Home Loan Mortgage Corp., 5.660%,(e)(f)	8,500	7,905
Federal Home Loan Mortgage Corp., 5.700%,(e)(f)	2,900	3,915
Federal Home Loan Mortgage Corp., 5.790%,(e)(f)	5,400	6,750
Federal Home Loan Mortgage Corp., 5.810%,(e)(f)	1,900	3,230
Federal Home Loan Mortgage Corp., 5.900%,(e)(f)	4,200	3,780
Federal Home Loan Mortgage Corp., 6.000%,(e)(f)	2,400	3,216
Federal Home Loan Mortgage Corp., 6.420%,(e)(f)	1,700	2,720
Federal Home Loan Mortgage Corp., 6.550%,(e)(f)	11,075	9,081
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%,(e)(f)	39,400	48,068
Federal National Mortgage Association, 4.750%,(e)(f)	3,650	5,548
Federal National Mortgage Association, 5.125%,(e)(f)	1,300	1,911
Federal National Mortgage Association, 5.375%,(e)(f)	2,600	4,472
Federal National Mortgage Association, 5.810%,(e)(f)	1,050	1,607
Federal National Mortgage Association, 6.750%,(e)(f)	1,650	1,980
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%,(e)(f)	53,575	71,790

		203,030

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Identified Cost $3,709,285)		1,425,216

CONVERTIBLE PREFERRED STOCKS – 0.3%
Capital Markets – 0.2%
Newell Financial Trust I, 5.250%, 12/01/2027	33,050	873,760

Diversified Financial Services – 0.1%
Sovereign Capital Trust IV, 4.375%, 3/01/2034	25,000	500,000

TOTAL CONVERTIBLE PREFERRED STOCKS (Identified Cost $1,794,828)		1,373,760

TOTAL PREFERRED STOCKS (Identified Cost $5,504,113)		2,798,976

13

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Shares	Value (†)
COMMON STOCKS – 0.1%
Biotechnology – 0.1%
Vertex Pharmaceuticals, Inc.,(e) (Identified Cost $302,522)	13,708	488,553

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 2.2%
Federal Home Loan Bank Discount Note, 0.010%, 7/01/2009(g)	$7,695,000	$7,695,000
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $2,520,253 on 7/01/2009 collateralized by $2,505,000 Federal National Mortgage Association, 5.625% due 9/18/2017 with a value of $2,570,756 including accrued interest(h)	2,520,253	2,520,253

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10,215,253)		10,215,253

TOTAL INVESTMENTS – 100.8% (Identified Cost $474,783,267)(a)		470,652,628

Other assets less liabilities—(0.8)%		(3,645,994)

NET ASSETS – 100.0%		$467,006,634

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

14

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $475,309,884 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$22,933,261
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(27,590,517)

Net unrealized depreciation	$(4,657,256)

(b)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(c)	Illiquid security. At June 30, 2009, the value of these securities amounted to $8,996,805 or 1.9% of net assets.

(d)	Fair valued security by the Fund’s Investment Adviser. At June 30, 2009 the value of this security amounted to $572,259 or 0.1% of net assets.

(e)	Non-income producing security.

(f)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.

(g)	Rate represents discount rate at time of purchase.

(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(i)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the total value of these securities amounted to $63,705,376 or 13.6% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable-Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Icelandic Krona; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; THB: Thai Baht

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

15

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$4,343,410	$—	$4,343,410
ABS Credit Card	—	724,691	—	724,691
ABS Home Equity	—	101,161	268,826	369,987
ABS Other	—	2,220,698	—	2,220,698
Aerospace & Defense	—	181,054	—	181,054
Airlines	—	4,840,715	5,669,612	10,510,327
Automotive	—	2,275,986	—	2,275,986
Banking	—	38,817,951	—	38,817,951
Brokerage	—	3,422,303	—	3,422,303
Building Materials	—	5,548,758	—	5,548,758
Chemicals	—	9,957,377	—	9,957,377
Collateralized Mortgage Obligations	—	708,680	289,197	997,877
Commercial Mortgage-Backed Securities	—	20,642,062	—	20,642,062
Construction Machinery	—	3,688,446	—	3,688,446
Consumer Cyclical Services	—	8,272,296	—	8,272,296
Consumer Products	—	4,384,057	—	4,384,057
Distributors	—	5,288,572	—	5,288,572
Diversified Manufacturing	—	1,948,412	—	1,948,412
Electric	—	15,307,928	—	15,307,928
Entertainment	—	3,114,149	—	3,114,149
Food & Beverage	—	7,730,305	—	7,730,305
Government Owned - No Guarantee	—	5,355,050	—	5,355,050
Health Insurance	—	2,288,967	—	2,288,967
Healthcare	—	4,762,826	—	4,762,826
Home Construction	—	7,642,977	—	7,642,977
Hybrid ARMs	—	1,252,470	—	1,252,470
Independent Energy	—	9,795,913	—	9,795,913
Local Authorities	—	5,738,583	—	5,738,583
Media Cable	—	9,324,575	—	9,324,575
Media Non-Cable	—	2,785,056	—	2,785,056
Metals & Mining	—	3,501,186	—	3,501,186
Mortgage Related	—	9,294,698	—	9,294,698
Non-Captive Consumer	—	4,372,038	624,759	4,996,797
Non-Captive Diversified	—	9,194,370	908,037	10,102,407
Oil Field Services	—	311,326	—	311,326
Paper	—	3,885,339	—	3,885,339
Pharmaceuticals	—	7,009,433	—	7,009,433
Pipelines	—	19,238,724	—	19,238,724
Property & Casualty Insurance	—	6,122,203	—	6,122,203
Railroads	—	4,976,842	—	4,976,842
Refining	—	3,986,549	—	3,986,549
REITs	—	12,412,633	—	12,412,633
Retailers	—	7,545,330	—	7,545,330
Sovereigns	—	12,688,790	773,029	13,461,819
Supranational	—	7,000,416	—	7,000,416
Technology	—	13,884,138	—	13,884,138
Textile	—	150,000	—	150,000
Tobacco	—	5,552,252	—	5,552,252
Transportation Services	—	9,987,391	—	9,987,391
Treasuries	—	77,910,435	—	77,910,435
Wireless	—	3,764,934	—	3,764,934

16

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Wirelines	$—	$31,783,239	$—	$31,783,239

Total Non-Convertible Bonds	—	447,037,694	8,533,460	455,571,154

Convertible Bonds
Pharmaceuticals	—	123,281	—	123,281
REITs	—	170,874	—	170,874
Technology	—	151,520	—	151,520

Total Convertible Bonds	—	445,675	—	445,675

Municipals
Michigan	—	709,642	—	709,642
Ohio	—	423,375	—	423,375

Total Municipals	—	1,133,017	—	1,133,017

Total Bonds and Notes	—	448,616,386	8,533,460	457,149,846

Preferred Stocks
Non-Convertible Preferred Stocks
Diversified Financial Services	85,965	844,740	—	930,705
Electric Utilities	257,100	34,381	—	291,481
Thrifts & Mortgage Finance	86,007	117,023	—	203,030

Total Non-Convertible Preferred Stocks	429,072	996,144	—	1,425,216

Convertible Preferred Stocks
Capital Markets	—	873,760	—	873,760
Diversified Financial Services	—	—	500,000	500,000

Total Convertible Preferred Stocks	—	873,760	500,000	1,373,760

Total Preferred Stocks	429,072	1,869,904	500,000	2,798,976

Common Stocks
Biotechnology	488,553	—	—	488,553
Short-Term Investments	2,520,253	7,695,000	—	10,215,253

Total	$3,437,878	$458,181,290	$9,033,460	$470,652,628

17

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$506,960	$—	$2,698	$(294,239)	$—	$(142,396)	$296,964	$(101,161)	$268,826
Airlines	—	—	—	(387)	5,669,999	—	—	—	5,669,612
Collateralized Mortgage Obligations	272,176	—	(82,993)	75,404	—	(264,807)	289,417	—	289,197
Media Non-Cable	90,000	134	(207,191)	158,932	—	(41,875)	—	—	—
Non-Captive Consumer	538,733	1,548	—	42,478	—	—	42,000	—	624,759
Non-Captive Diversified	—	7,422	13,652	83,430	1,095,264	(967,225)	675,494	—	908,037
Property & Casualty Insurance	31,800	24	—	(9,024)	—	—	—	(22,800)	—
Sovereigns	—	3,442	—	(26,734)	796,321	—	—	—	773,029
Supranational	2,741,058	193,826	—	(115,922)	—	—	—	(2,818,962)	—
Preferred Stocks
Convertible Preferred Stocks
Diversified Financial Services	—	—	—	—	500,000	—	—	—	500,000

Total	$4,180,727	$206,396	$(273,834)	$(86,062)	$8,061,584	$(1,416,303)	$1,303,875	$(2,942,923)	$9,033,460

18

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

NET ASSET SUMMARY AT JUNE 30, 2009 (Unaudited)

Treasuries	16.7%
Banking	8.3
Wirelines	6.8
Commercial Mortgage-Backed Securities	4.4
Pipelines	4.1
Electric	3.3
Technology	3.0
Sovereigns	2.9
REITs	2.8
Airlines	2.3
Non-Captive Diversified	2.2
Transportation Services	2.1
Chemicals	2.1
Independent Energy	2.1
Media Cable	2.0
Mortgaged Related	2.0
Other Investments, less than 2% each	31.5
Short-Term Investments	2.2

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

CURRENCY EXPOSURE AT JUNE 30, 2009 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	74.7%
Canadian Dollar	14.1
Norwegian Krone	2.7
New Zealand Dollar	2.4
Other, less than 2% each	6.9

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

19

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund

	Principal Amount	Value (†)
BONDS AND NOTES – 133.8% of Net Assets
NON-CONVERTIBLE BONDS – 133.7%
ABS Car Loan – 2.7%
ARG Funding Corp., Series 2005-2A, Class A5, 0.477%, 5/20/2011, 144A(b)(c)	$1,700,000	$1,589,623
Capital Auto Receivables Asset Trust, Series 2008-1, Class A2B, 1.019%, 9/15/2010(b)(c)	1,008,577	1,008,965
Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.349%, 5/15/2013(b)(c)	845,000	773,307
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014(c)	800,000	593,910
Daimler Chrysler Auto Trust, Series 2008-B, Class A4A, 5.320%, 11/10/2014(c)	1,135,000	1,058,543
Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015(c)	1,305,000	1,117,301
Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.460%, 4/16/2012(c)	1,330,000	1,367,229

		7,508,878

ABS Credit Card – 11.7%
American Express Issuance Trust, Series 2005-2, Class A, 0.389%, 8/15/2013(b)(c)	4,225,000	4,063,649
Bank One Issuance Trust, Series 2004-C2, Class C2, 1.119%, 2/15/2017(b)(c)	2,310,000	1,837,593
Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.539%, 3/15/2017(b)(c)	1,895,000	1,760,691
Capital One Multi-Asset Execution Trust, Series 2004-B6, Class B6, 4.150%, 7/16/2012(c)	2,065,000	2,075,347
Capital One Multi-Asset Execution Trust, Series 2007-A5, Class A5, 0.359%, 7/15/2020(b)(c)	2,140,000	1,822,317
Chase Issuance Trust, Series 2007-B1, Class B1, 0.569%, 4/15/2019(b)(c)	2,300,000	1,600,697
Chase Issuance Trust, Series 2007-C1, Class C1, 0.779%, 4/15/2019(b)(c)	1,750,000	1,094,530
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2, 0.785%, 3/24/2017(b)(c)	1,150,000	819,299
Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 0.538%, 1/09/2012(b)(c)	300,000	295,185
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 9/20/2019(c)	4,215,000	4,290,860
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014(c)	1,895,000	1,790,714
Discover Card Master Trust, Series 2007-A1, Class A1, 5.650%, 3/16/2020(c)	3,305,000	3,311,143
Discover Card Master Trust, Series 2008-A3, Class A3, 5.100%, 10/15/2013(c)	3,650,000	3,786,945
GE Capital Credit Card Master Note Trust, Series 2007-2, Class B, 0.499%, 3/15/2015(b)(c)	1,335,000	1,026,507
MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 7/15/2014(c)	1,000,000	971,810
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.579%, 8/16/2021(b)(c)	1,490,000	1,280,607

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
ABS Credit Card – continued
World Financial Network Credit Card Master Trust, Series 2008-A, Class M, 5.319%, 6/15/2014(b)(c)	$706,000	$669,274

		32,497,168

ABS Home Equity – 3.9%
Bear Stearns Asset Backed Securities Trust, Series 2006-HE3, Class A3, 0.594%, 4/25/2036(b)(c)	2,228,800	280,160
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A2, 0.494%, 6/25/2047(b)(c)	2,495,000	748,500
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A2, 0.414%, 1/25/2037(b)(c)	2,000,000	1,715,787
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035(c)	989,027	701,183
Countrywide Asset-Backed Certificates, Series 2006-BC4, Class 2A2, 0.474%, 11/25/2036(b)(c)	2,835,000	1,490,022
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021(c)	437,498	264,817
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A1, 0.424%, 6/25/2021(b)(c)	2,046,187	959,866
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, 6.287%, 6/25/2021(c)	862,566	198,988
Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)	2,328,421	439,250
GSAMP Trust, Series 2005-WMC3, Class A2B, 0.554%, 12/25/2035(b)(c)	1,647,341	1,021,351
Ownit Mortgage Loan Asset-Backed Certificates, Series 2005-2, Class M3, 0.784%, 3/25/2036(b)(c)	1,000,000	593,021
Residential Asset Mortgage Products, Inc., Series 2004-RZ1, Class AI5, 4.070%, 7/25/2032(c)	84,745	80,828
Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.464%, 7/25/2036(b)(c)	2,685,000	1,474,718
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C, 0.454%, 12/25/2036(b)(c)	1,750,000	910,000

		10,878,491

ABS Other – 1.3%
CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014(c)	3,020,000	3,045,860
Sierra Receivables Funding Co., Series 2009-1A, Class A1, 9.790%, 12/22/2025, 144A(c)	637,630	635,725

		3,681,585

Collateralized Mortgage Obligations – 9.3%
Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036(c)	1,222,177	604,787
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 6.009%, 7/25/2021(b)(c)	1,221,428	804,234
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020(c)	292,209	280,521
Federal Home Loan Mortgage Corp., Series 2613, Class HI, 5.500%, 2/15/2033(c)	545,964	6,974
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035(c)	2,797,000	2,936,560

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Collateralized Mortgage Obligations – continued
Federal National Mortgage Association, Series 2003-26, Class OI, 5.500%, 11/25/2032(c)	$18,160,959	$1,607,879
Federal National Mortgage Association, Series 2004-2, Class QK, 4.000%, 9/25/2017(c)	10,000,000	10,344,351
First Horizon Alternative Mortgage Securities, Series 2006-AA3, Class A1, 6.291%, 6/25/2036(b)(c)	5,423,797	2,401,660
Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(c)	593,090	390,513
Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(c)	2,457,493	2,085,029
Residential Accredit Loans, Inc., Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(c)	130,496	98,973
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY6, Class 2A1, 5.669%, 6/25/2037(b)(c)	6,911,769	4,277,601

		25,839,082

Commercial Mortgage-Backed Securities – 30.9%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047(c)	120,000	115,895
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.179%, 9/10/2047(b)(c)	189,000	164,213
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.739%, 5/10/2045(b)(c)	350,000	291,888
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046(c)	460,000	432,849
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049(c)	5,375,000	4,880,181
Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037(c)	430,000	432,829
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.480%, 2/15/2035(c)	175,000	177,490
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040(c)	1,601,000	1,554,383
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A2, 4.556%, 2/13/2042(c)	171,000	169,204
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A2, 5.688%, 9/11/2038(c)	1,000,000	972,398
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044(c)	225,000	182,093
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.717%, 6/11/2040(b)(c)	1,200,000	984,813
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046(c)	1,057,000	1,019,815
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/2048(c)	5,000,000	4,069,399
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)(c)	250,000	211,611
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.723%, 6/15/2039(b)(c)	2,342,000	1,594,050
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.217%, 2/15/2041(b)(c)	1,508,000	1,087,651

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Commercial Mortgage-Backed Securities – continued
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.381%, 3/10/2039(c)	$2,005,000	$1,882,532
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(c)	5,000,000	3,985,573
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038(c)	125,000	111,441
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, 4.475%, 7/10/2039(c)	1,130,000	1,101,791
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039(c)	7,495,000	6,362,965
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038(c)	500,000	484,270
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039(c)	4,449,000	4,152,582
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.260%, 3/15/2033(c)	172,319	176,016
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.179%, 12/15/2044(b)(c)	7,000,000	5,917,725
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2, 5.861%, 4/15/2045(b)(c)	1,065,000	1,023,560
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049(c)	4,085,000	3,006,926
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030(c)	275,000	259,267
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/2039(c)	2,440,000	2,052,793
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.300%, 11/15/2038(c)	2,460,000	2,282,060
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040(c)	11,060,000	9,960,563
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.611%, 5/12/2039(b)(c)	1,000,000	969,561
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039(c)	4,895,000	4,658,400
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.421%, 2/12/2039(b)(c)	1,000,000	798,233
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.909%, 6/12/2046(b)(c)	250,000	205,452
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.414%, 7/12/2046(c)	1,000,000	752,839
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042(c)	5,280,000	4,510,879
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, 5.207%, 11/14/2042(b)(c)	5,965,000	5,258,185
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047(c)	1,267,000	1,110,809
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041(c)	5,000,000	4,046,330

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Commercial Mortgage-Backed Securities – continued
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.741%, 8/12/2041(b)(c)	$555,000	$540,298
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041(c)	75,615	75,343
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.418%, 1/15/2045(c)	2,600,000	2,075,871

		86,103,026

Hybrid ARMs – 13.3%
Countrywide Home Loans, Series 2004-HYB5, Class 6A2, 5.374%, 4/20/2035(b)(c)	626,867	140,857
FHLMC, 5.958%, 2/01/2037(b)(c)	8,181,318	8,603,451
FHLMC, 5.965%, 11/01/2036(b)(c)	5,605,420	5,836,013
FNMA, 5.728%, 9/01/2036(b)(c)	3,322,057	3,479,713
FNMA, 6.031%, 2/01/2037(b)(c)	7,207,226	7,580,690
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 5.922%, 9/25/2036(b)(c)	6,466,080	3,266,650
JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.825%, 1/25/2037(b)(c)	325,966	294,792
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.591%, 7/25/2035(b)(c)	989,908	703,144
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 2A2, 6.417%, 11/25/2036(b)(c)	10,595,096	6,611,234
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 4.908%, 10/25/2035(b)(c)	737,721	595,812

		37,112,356

Mortgage Related – 60.6%
FHLMC, 5.000%, with various maturities from 2035 to 2036(c)(g)	2,220,328	2,267,076
FHLMC, 5.500%, 5/01/2035(c)	403,767	418,211
FHLMC, 6.000%, with various maturities to 2037(c)(g)	13,873,229	14,495,628
FHLMC, 6.500%, 1/01/2038(c)	164,079	174,559
FHLMC (TBA), 5.000%, 2/01/2019(d)	14,880,000	15,382,200
FNMA, 4.500%, 10/01/2035(c)	757,503	758,561
FNMA, 5.500%, with various maturities from 2035 to 2036(c)(g)	6,050,626	6,262,672
FNMA, 6.000%, with various maturities from 2034 to 2037(c)(g)	12,989,921	13,605,752
FNMA, 7.000%, 12/01/2037(c)	156,240	169,706
FNMA (TBA), 5.000%, 1/01/2035(d)	33,900,000	34,514,437
FNMA (TBA), 5.500%, 5/01/2035(d)	6,445,000	6,652,452
FNMA (TBA), 6.500%, 4/01/2035(d)	12,000,000	12,780,000
GNMA, 4.500%, 3/15/2039(c)	22,820,129	22,826,369
GNMA, 5.500%, with various maturities from 2033 to 2036(c)(g)	2,177,710	2,256,002
GNMA, 6.000%, 6/15/2036(c)	165,965	173,142
GNMA, 6.500%, 9/15/2036(c)	715,086	760,030
GNMA (TBA), 5.500%, 6/01/2036(d)	34,000,000	35,105,000

		168,601,797

TOTAL NON-CONVERTIBLE BONDS (Identified Cost $402,363,941)		372,222,383

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
CONVERTIBLE BONDS – 0.1%
Hybrid ARMs – 0.1%
FHLMC, 4.640%, 1/01/2035(b)(c) (Identified Cost $333,482)	$333,170	$341,366

TOTAL BONDS AND NOTES (Identified Cost $402,697,423)		372,563,749

SHORT-TERM INVESTMENTS – 2.7%
Federal National Mortgage Association Discount Notes, 0.529%, 4/01/2010(c)(e)	1,000,000	996,803
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $6,549,163 on 7/01/2009 collateralized by $6,245,000 Federal Home Loan Bank, 5.625% due 6/11/2021 valued at $6,682,150 including accrued interest(f)	6,549,163	6,549,163

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,545,202)		7,545,966

TOTAL INVESTMENTS – 136.5% (Identified Cost $410,242,625)(a)		380,109,715
Other assets less liabilities—(36.5)%		(101,668,384)

NET ASSETS – 100.0%		$278,441,331

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $410,242,625 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,594,285
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(36,727,195)

Net unrealized depreciation	$(30,132,910)

At September 30, 2008 post-October capital loss deferrals were $3,534,625. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2009 is disclosed.

(c)	All or a portion of this security has been segregated to cover requirements on TBA obligations and future contracts.

(d)	Delayed Delivery. The Fund may purchase or sell securities on a when issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

(e)	Rate represents discount rate at time of purchase.

(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(g)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the total value of these securities amounted to $2,225,348 or 0.8% of net assets.

ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited.

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

At June 30, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2009	155	$17,781,406	$45,732
10 Year U.S. Treasury Note	9/21/2009	50	5,813,281	(14,935)

Total				$30,797

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$7,508,878	$—	$7,508,878
ABS Credit Card	—	32,497,168	—	32,497,168
ABS Home Equity	—	6,693,797	4,184,694	10,878,491
ABS Other	—	3,045,860	635,725	3,681,585
Collateralized Mortgage Obligations	—	25,551,587	287,495	25,839,082
Commercial Mortgage-Backed Securities	—	86,103,026	—	86,103,026
Hybrid ARMs	—	36,971,499	140,857	37,112,356
Mortgage Related	—	168,601,797	—	168,601,797

Total Non-Convertible Bonds	—	366,973,612	5,248,771	372,222,383

CONVERTIBLE BONDS
Hybrid ARMs	—	341,366	—	341,366

Total Bonds and Notes	—	367,314,978	5,248,771	372,563,749

Short-Term Investments	6,549,163	996,803	—	7,545,966

Total Investments	6,549,163	368,311,781	5,248,771	380,109,715

Futures (unrealized appreciation)	45,732	—	—	45,732

Total	$6,594,895	$368,311,781	$5,248,771	$380,155,447

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures (unrealized depreciation)	$(14,935)	$—	$—	$(14,935)

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Bonds and Notes
Non-Convertible Bonds
ABS Credit Card	$1,574,048	$—	$—	$263,544	$—	$—	$—	$(1,837,592)	$—
ABS Home Equity	2,250,010	—	116,103	(3,043,997)	4,989,093	(1,912,434)	3,125,340	(1,339,421)	4,184,694
ABS Other	—	—	4	(1,846)	684,936	(47,369)	—	—	635,725
Collateralized Mortgage Obligations	3,431,418	—	(120,945)	(28,048)	—	(585,849)	280,734	(2,689,815)	287,495
Hybrid ARMs	—	—	97	(327,810)	—	(56,642)	525,212	—	140,857

Total	$7,255,476	$—	$(4,741)	$(3,138,157)	$5,674,029	$(2,602,294)	$3,931,286	$(5,866,828)	$5,248,771

Derivatives

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective April 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to if it invested in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to manage the Fund’s duration in order to control its interest rate risk without having to buy or sell portfolio securities.

NET ASSET SUMMARY AT JUNE 30, 2009 (Unaudited)

Mortgage Related	60.6%
Commercial Mortgage-Backed Securities	30.9
Hybrid ARMs	13.4
ABS Credit Card	11.7
Collateralized Mortgage Obligations	9.3
ABS Home Equity	3.9
ABS Car Loan	2.7
ABS Other	1.3
Short-Term Investments	2.7

Total Investments	136.5
Other assets less liabilities (including open Futures Contracts)	(36.5)

Net Assets	100.0%

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund

	Shares	Value (†)
COMMON STOCKS – 97.4% of Net Assets
Aerospace & Defense – 1.3%
Ducommun, Inc.	209,460	$3,935,753
Teledyne Technologies, Inc.(b)	195,386	6,398,892

		10,334,645

Air Freight & Logistics – 0.9%
Atlas Air Worldwide Holdings, Inc.(b)	236,556	5,485,734
Hub Group, Inc., Class A(b)	77,936	1,608,599

		7,094,333

Auto Components – 1.1%
Drew Industries, Inc.(b)	49,549	603,011
Gentex Corp.	325,956	3,781,090
Goodyear Tire & Rubber Co. (The)(b)	377,734	4,253,285

		8,637,386

Building Products – 0.4%
Armstrong World Industries, Inc.(b)	220,314	3,632,978

Capital Markets – 2.4%
Investment Technology Group, Inc.(b)	171,937	3,505,795
JMP Group, Inc.	161,713	1,243,573
Legg Mason, Inc.	160,379	3,910,040
Stifel Financial Corp.(b)	214,727	10,326,222

		18,985,630

Chemicals – 2.5%
Calgon Carbon Corp.(b)	270,934	3,763,273
Koppers Holdings, Inc.	173,959	4,587,299
LSB Industries, Inc.(b)	187,459	3,031,212
Lubrizol Corp. (The)	89,693	4,243,376
Minerals Technologies, Inc.	42,169	1,518,927
RPM International, Inc.	243,744	3,422,166

		20,566,253

Commercial Banks – 7.2%
Bank of the Ozarks, Inc.	246,487	5,331,514
Comerica, Inc.	188,504	3,986,860
Fifth Third Bancorp	635,427	4,511,532
First Horizon National Corp.(b)	411,450	4,937,395
Glacier Bancorp, Inc.	228,082	3,368,771
Hancock Holding Co.	85,415	2,775,133
IBERIABANK Corp.	188,834	7,441,948
Metro Bancorp, Inc.(b)	119,404	2,299,721
Prosperity Bancshares, Inc.	228,423	6,813,858
Signature Bank(b)	292,081	7,921,237
Southwest Bancorp, Inc.	261,402	2,551,283
Sterling Bancshares, Inc.	941,772	5,961,417

		57,900,669

Commercial Services & Supplies – 6.9%
ABM Industries, Inc.	391,160	7,068,261

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Commercial Services & Supplies – continued
American Ecology Corp.	150,555	$2,697,946
Brink’s Co. (The)	211,012	6,125,678
Geo Group, Inc. (The)(b)	192,380	3,574,421
McGrath Rentcorp	147,833	2,817,697
Rollins, Inc.	833,861	14,434,134
Standard Parking Corp.(b)	534,870	8,713,032
Team, Inc.(b)	158,172	2,478,555
Waste Connections, Inc.(b)	297,493	7,708,044

		55,617,768

Communications Equipment – 4.0%
ADC Telecommunications, Inc.(b)	447,285	3,560,389
ADTRAN, Inc.	236,180	5,070,785
Anaren, Inc.(b)	133,898	2,367,317
Avocent Corp.(b)	201,217	2,808,989
Brocade Communications Systems, Inc.(b)	450,777	3,525,076
CommScope, Inc.(b)	253,490	6,656,647
Harris Stratex Networks, Inc., Class A(b)	260,753	1,689,679
Tekelec(b)	402,900	6,780,807

		32,459,689

Computers & Peripherals – 1.0%
Intevac, Inc.(b)	313,197	2,727,946
Teradata Corp.(b)	245,153	5,743,935
		8,471,881

Construction & Engineering – 0.4%
MYR Group, Inc.(b)	173,109	3,500,264

Construction Materials – 0.6%
Eagle Materials, Inc.	182,683	4,610,919

Consumer Finance – 0.9%
Dollar Financial Corp.(b)	519,036	7,157,506

Containers & Packaging – 1.1%
Myers Industries, Inc.	209,271	1,741,135
Rock-Tenn Co., Class A	191,835	7,320,423

		9,061,558

Distributors – 0.2%
Core-Mark Holding Co., Inc.(b)	61,813	1,610,847

Diversified Consumer Services – 0.6%
Hillenbrand, Inc.	277,149	4,611,759

Diversified Financial Services – 1.2%
PHH Corp.(b)	520,467	9,462,090

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Electric Utilities – 3.4%
ALLETE, Inc.	242,848	$6,981,880
ITC Holdings Corp.	147,590	6,694,682
Portland General Electric Co.	425,252	8,283,909
UIL Holdings Corp.	257,628	5,783,749

		27,744,220

Electrical Equipment – 1.3%
GrafTech International Ltd.(b)	354,076	4,004,600
II-VI, Inc.(b)	238,126	5,279,253
Polypore International, Inc.(b)	136,892	1,522,239

		10,806,092

Electronic Equipment Instruments & Components – 0.9%
Littelfuse, Inc.(b)	154,569	3,085,198
Rogers Corp.(b)	8,101	163,883
TTM Technologies, Inc.(b)	321,945	2,562,682
Vishay Intertechnology, Inc.(b)	254,667	1,729,189

		7,540,952

Energy Equipment & Services – 1.2%
Hornbeck Offshore Services, Inc.(b)	115,082	2,461,604
Oceaneering International, Inc.(b)	158,835	7,179,342

		9,640,946

Food & Staples Retailing – 0.6%
Spartan Stores, Inc.	416,992	5,174,871

Food Products – 2.7%
Darling International, Inc.(b)	414,117	2,733,172
Flowers Foods, Inc.	231,281	5,051,177
J & J Snack Foods Corp.	201,646	7,239,092
Ralcorp Holdings, Inc.(b)	109,245	6,655,205

		21,678,646

Gas Utilities – 1.6%
UGI Corp.	494,383	12,601,823

Health Care Equipment & Supplies – 2.1%
Hill-Rom Holdings, Inc.	101,363	1,644,108
Medical Action Industries, Inc.(b)	261,297	2,991,850
Teleflex, Inc.	156,254	7,004,867
West Pharmaceutical Services, Inc.	144,562	5,037,986

		16,678,811

Health Care Providers & Services – 1.5%
CorVel Corp.(b)	140,317	3,195,018
MEDNAX, Inc.(b)	119,792	5,046,837
MWI Veterinary Supply, Inc.(b)	109,983	3,834,007

		12,075,862

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Hotels, Restaurants & Leisure – 2.5%
Bob Evans Farms, Inc.	181,897	$5,227,720
California Pizza Kitchen, Inc.(b)	251,170	3,338,049
Dover Downs Gaming & Entertainment, Inc.	301,983	1,404,221
Penn National Gaming, Inc.(b)	232,242	6,760,565
Wyndham Worldwide Corp.	286,963	3,477,991

		20,208,546

Household Durables – 1.2%
Jarden Corp.(b)	197,326	3,699,862
Leggett & Platt, Inc.	374,547	5,704,351

		9,404,213

Industrial Conglomerates – 0.3%
Raven Industries, Inc.	93,364	2,390,118

Insurance – 6.4%
American Physicians Capital, Inc.	109,698	4,295,774
Aspen Insurance Holdings Ltd.	256,449	5,729,071
Hanover Insurance Group, Inc. (The)	134,037	5,108,150
HCC Insurance Holdings, Inc.	334,373	8,028,296
Navigators Group, Inc.(b)	116,894	5,193,600
Odyssey Re Holdings Corp.	51,720	2,067,766
ProAssurance Corp.(b)	77,083	3,562,005
Reinsurance Group of America, Inc.	139,456	4,868,409
RLI Corp.	113,569	5,087,891
W.R. Berkley Corp.	216,756	4,653,751
Zenith National Insurance Corp.	139,933	3,042,143

		51,636,856

Internet & Catalog Retail – 0.6%
HSN, Inc.(b)	478,200	5,054,574

Internet Software & Services – 0.2%
United Online, Inc.	286,860	1,867,459

IT Services – 4.5%
Alliance Data Systems Corp.(b)	58,410	2,405,908
Broadridge Financial Solutions, Inc.	465,213	7,713,232
Global Payments, Inc.	124,931	4,679,915
Lender Processing Services, Inc.	217,332	6,035,310
Perot Systems Corp., Class A(b)	465,246	6,666,975
SRA International, Inc., Class A(b)	200,139	3,514,441
Wright Express Corp.(b)	214,667	5,467,568

		36,483,349

Life Sciences Tools & Services – 0.4%
Mettler-Toledo International, Inc.(b)	42,357	3,267,843

Machinery – 3.3%
Actuant Corp., Class A	416,340	5,079,348

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Machinery – continued
Altra Holdings, Inc.(b)	398,846	$2,987,356
CLARCOR, Inc.	81,919	2,391,215
Dynamic Materials Corp.	81,964	1,580,266
John Bean Technologies Corp.	430,098	5,384,827
Middleby Corp. (The)(b)	79,016	3,470,383
Tennant Co.	103,930	1,911,273
Wabtec Corp.	110,629	3,558,935

		26,363,603

Marine – 0.4%
Kirby Corp.(b)	104,088	3,308,957

Media – 3.5%
Alloy, Inc.(b)	244,628	1,294,082
Arbitron, Inc.	100,910	1,603,460
Interactive Data Corp.	286,362	6,626,417
John Wiley & Sons, Inc., Class A	299,249	9,950,029
Live Nation, Inc.(b)	693,129	3,368,607
Scholastic Corp.	261,338	5,171,879

		28,014,474

Metals & Mining – 0.7%
Reliance Steel & Aluminum Co.	141,421	5,429,152

Multi-Utilities & Unregulated Power – 0.5%
NorthWestern Corp.	193,268	4,398,780

Oil, Gas & Consumable Fuels – 3.2%
Arena Resources, Inc.(b)	142,183	4,528,529
Berry Petroleum Co., Class A	145,231	2,699,844
Comstock Resources, Inc.(b)	174,460	5,765,903
Mariner Energy, Inc.(b)	360,308	4,233,619
Penn Virginia Corp.	503,316	8,239,283

		25,467,178

Paper & Forest Products – 0.6%
Clearwater Paper Corp.(b)	178,474	4,513,607

Personal Products – 0.6%
Alberto-Culver Co.	182,486	4,640,619

Pharmaceuticals – 2.2%
Endo Pharmaceuticals Holdings, Inc.(b)	270,162	4,841,303
Obagi Medical Products, Inc.(b)	385,567	2,810,783
Perrigo Co.	358,879	9,969,659

		17,621,745

Professional Services – 0.3%
Navigant Consulting, Inc.(b)	179,386	2,317,667

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Real Estate Management & Development – 0.8%
Forestar Group, Inc.(b)	548,186	$6,512,450
REITs – 4.8%
American Campus Communities, Inc.	363,085	8,053,225
Capstead Mortgage Corp.	673,066	8,554,669
Chimera Investment Corp.	1,535,216	5,357,904
Digital Realty Trust, Inc.	174,840	6,268,014
National Retail Properties, Inc.	219,320	3,805,202
Potlatch Corp.	291,941	7,091,247

		39,130,261

Road & Rail – 1.0%
Con-way, Inc.	101,024	3,567,157
Genesee & Wyoming, Inc., Class A(b)	168,754	4,473,669

		8,040,826

Semiconductors & Semiconductor Equipment – 2.9%
Atmel Corp.(b)	902,712	3,367,116
Cohu, Inc.	251,428	2,257,824
ON Semiconductor Corp.(b)	740,740	5,081,476
Semtech Corp.(b)	191,765	3,050,981
Teradyne, Inc.(b)	584,253	4,007,976
TriQuint Semiconductor, Inc.(b)	1,094,988	5,814,386

		23,579,759

Software – 1.9%
Informatica Corp.(b)	168,353	2,893,988
Progress Software Corp.(b)	156,761	3,318,630
Quest Software, Inc.(b)	272,667	3,800,978
Sybase, Inc.(b)	174,940	5,482,620

		15,496,216

Specialty Retail – 1.8%
Genesco, Inc.(b)	166,373	3,122,821
Jo-Ann Stores, Inc.(b)	200,926	4,153,141
Sally Beauty Holdings, Inc.(b)	1,127,717	7,172,280

		14,448,242

Textiles, Apparel & Luxury Goods – 2.8%
Carter’s, Inc.(b)	388,247	9,554,759
FGX International Holdings Ltd.(b)	275,446	3,134,575
Fossil, Inc.(b)	268,342	6,461,675
Movado Group, Inc.	320,326	3,376,236

		22,527,245

Thrifts & Mortgage Finance – 1.0%
Beneficial Mutual Bancorp, Inc.(b)	480,075	4,608,720
Westfield Financial, Inc.	407,901	3,695,583

		8,304,303

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Water Utilities – 1.0%
American States Water Co.	122,345	$4,238,031
Middlesex Water Co.	272,189	3,933,131

		8,171,162

TOTAL COMMON STOCKS (Identified Cost $825,174,061)		786,257,602

	Principal Amount
SHORT-TERM INVESTMENTS – 2.7%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2009 at 0.000% to be repurchased at $22,185,429 on 7/1/2009 collateralized by $22,000,000 Federal National Mortgage Association, 5.850% due 8/17/2017 with a value of $22,632,500 including accrued interest(c) (Identified Cost $22,185,429)	$22,185,429	22,185,429
TOTAL INVESTMENTS – 100.1% (Identified Cost $847,359,490)(a)		808,443,031
Other assets less liabilities—(0.1)%		(861,169)

NET ASSETS – 100.0%		$807,581,862

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2009, the net unrealized depreciation on investments based on a cost of $847,215,306 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$65,125,161
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(103,897,436)

Net unrealized depreciation	$(38,772,275)

At September 30, 2008 post-October capital loss deferrals were $47,743,728. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective October 1, 2008. FAS 157 establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, at value:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks*	$786,257,602	$—	$—	$786,257,602
Short-Term Investment	22,185,429	—	—	22,185,429

Total	$808,443,031	$—	$—	$808,443,031

*	Major categories of the Fund’s investments are included above.

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2009 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

NET ASSET SUMMARY AT JUNE 30, 2009 (Unaudited)

Commercial Banks	7.2%
Commercial Services & Supplies	6.9
Insurance	6.4
REITs	4.8
IT Services	4.5
Communications Equipment	4.0
Media	3.5
Electric Utilities	3.4
Machinery	3.3
Oil, Gas & Consumable Fuels	3.2
Semiconductors & Semiconductor Equipment	2.9
Textiles, Apparel & Luxury Goods	2.8
Food Products	2.7
Chemicals	2.5
Hotels, Restaurants & Leisure	2.5
Capital Markets	2.4
Pharmaceuticals	2.2
Health Care Equipment & Supplies	2.1
Other Investments, less than 2% each	30.1
Short-Term Investments	2.7

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

9

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	August 26, 2009

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 26, 2009